SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659


Pre-Effective Amendment No.
Post-Effective Amendment No.                21


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No.  811-4556


Amendment No.                                23


                        (Check appropriate box or boxes.)

                               IDEX II SERIES FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    201 HIGHLAND AVENUE, LARGO, FLORIDA 34640
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:   (813) 585-6565

          G. JOHN HURLEY, P.O. BOX 5068, CLEARWATER, FLORIDA 34618-5068
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering: It is proposed that this filing will become effective:

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ]  75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ]  On (date) pursuant to paragraph (a) (1) of Rule 485.


[ ]  On (date) pursuant to paragraph (a) (2) of Rule 485.


[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]  On February 1, 1996 pursuant to paragraph (b) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on 12/26/95 for the fiscal year ended September 30, 1995.

                                                           as filed____________

                               IDEX II SERIES FUND

                              Cross Reference Sheet
                       Between Prospectus and Statement of
                    Additional Information and Form N-1A Item

FORM N-1A ITEM                                             CAPTION
--------------                                             -------

PART A  PROSPECTUS

 1.  Cover Page                            Cover Page

 2.  Synopsis                              The IDEX II Series Fund; Summary of
                                           Expenses

 3.  Condensed Financial Information       Financial Highlights

 4.  General Description of Registrant     The Portfolios: A Summary of Their
                                           Objectives, Investment Practices and
                                           Risks; Securities in Which the
                                           Portfolios Invest; How the Portfolios
                                           Invest; Additional Risk Factors;
                                           Miscellaneous Information

 5.  Management of Fund                    Investment Advisory and Other
                                           Services; Miscellaneous Information

 5A. Management's Discussion of            Not Applicable
     Fund Performance

 6.  Capital Stock and Other Securities    Shareholder Information and
                                           Instructions - How to Buy Shares;
                                           Distributions and Taxes;
                                           Miscellaneous Information

 7.  Purchase of Securities Being          Alternative Purchase Arrangements;
     Offered                               Shareholder Information and
                                           Instructions - Opening an Account;
                                           Shareholder Information and
                                           Instructions - How to Buy Shares;
                                           Shareholder Information and
                                           Instructions How to Exchange Shares;
                                           Shareholder Information and
                                           Instructions - Other Information;
                                           Investment Advisory and Other
                                           Services

 8.  Redemption or Repurchase              Shareholder Information and
                                           Instructions - How to Redeem (Sell)
                                           Shares

 9.  Pending Legal Proceedings             Not Applicable

PART B STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                            Cover Page

11.  Table of Contents                     Table of Contents

12.  General Information and History       Miscellaneous Information

13.  Investment Objectives and Policies    Investment Objectives;
                                           Investment Restrictions; Policies
                                           and Practices; Other Policies and
                                           Practices of the Portfolio

14.  Management of the Fund                Trustees and Officers

15.  Control Persons and Principal         Principal Shareholders
     Holders of Securities

16.  Investment Advisory and Other         Investment Advisory and Other
     Services                              Services; Administrative Services;
                                           Custodian, Transfer Agent and Other
                                           Affiliates

17.  Brokerage Allocation and              Portfolio Transactions and Brokerage
     Other Practices

18.  Capital Stock and Other Securities    Miscellaneous Information

19.  Purchase, Redemption and Pricing of   Purchase of Shares; Distribution
      Securities Being Offered             Plans; Net Asset Value Determination;
                                           Dividends and Other Distributions;
                                           Shareholder Accounts; Retirement
                                           Plans; Redemption of Shares

20.  Tax Status                            Taxes

21.  Underwriter                           Distributor

22.  Calculation of Performance Data       Performance Information

23.  Financial Statements                  Financial Statements

                             IDEX II SERIES FUND

                     201 Highland Avenue, Largo, FL 34640
                       Customer Service: (800) 851-9777
                      Prospectus dated February 1, 1996


This Prospectus is a legal document provided to you, the investor, which sets forth concise information about the IDEX II Series Fund that should be considered carefully before you invest in a Portfolio. Additional and more detailed information about each Portfolio is contained in the Statement of Additional Information (the "SAI"), which is incorporated by reference in this Prospectus. You may obtain a copy of the current SAI, dated February 1, 1996, at no charge by calling or writing IDEX. You should retain this Prospectus for future reference.


The investment objective of each Portfolio is set forth on the following page. There can be, of course, no assurance that a Portfolio will achieve its investment objective. For further information about the Portfolios, please read The Portfolios: A Summary of Their Objectives, Investment Practices, and Risks; Securities in Which the Portfolios Invest; How the Portfolios Invest; and Additional Risk Factors.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THE FLEXIBLE INCOME PORTFOLIO MAY INVEST WITHOUT LIMIT, AND THE INCOME PLUS PORTFOLIO MAY INVEST 50% OF ITS ASSETS, IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTMENTS IN THESE TYPES OF SECURITIES HAVE GREATER RISKS, INCLUDING THE RISK OF DEFAULT, THAN HIGHER RATED BONDS AND THEREFORE MAY NOT BE SUITABLE FOR ALL INVESTORS. THESE RISKS ARE DESCRIBED IN ADDITIONAL RISK FACTORS -- HIGH YIELD/HIGH RISK BONDS. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH INVESTMENTS IN THOSE PORTFOLIOS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make an offer in such state.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


THE IDEX II SERIES FUND ...........................      1

Summary of Expenses ...............................      2

Financial Highlights ..............................      4

The Portfolios: A Summary of Their Objectives,
  Investment Practices, and Risks .................      9

Introduction to the Portfolios ....................      9

Securities in Which the Portfolios Invest  ........     13

How the Portfolios Invest .........................     15

Additional Risk Factors ...........................     17

Investment Advisory and Other Services ............     19

Distributor and Distribution and Service Plans  ...     23

Miscellaneous Information .........................     24

Distributions and Taxes ...........................     25

Shareholder Information and Instructions  .........     27


--------------------------------------------------------------------------------

                           THE IDEX II SERIES FUND


The IDEX II Series Fund consists of eleven Portfolios. Each Portfolio is a separate series of IDEX II Series Fund (the "Fund"), an open-end management investment company offering a selection of separate investment portfolios. All Portfolios other than the Capital Appreciation Portfolio are diversified. The Capital Appreciation Portfolio is non-diversified. Each Portfolio has its own distinct investment objective and policies, which are summarized below. Either Idex Management, Inc. or InterSecurities, Inc. serves as investment adviser to each of the Portfolios. All investments involve risks. For information on specific Portfolio investment risks, see Additional Risk Factors. For detailed information about how to purchase, redeem or exchange shares, see Shareholder Information and Instructions.


IDEX II AGGRESSIVE GROWTH PORTFOLIO
OBJECTIVE: Long-term capital appreciation.
INVESTMENT POLICY: The Aggressive Growth Portfolio is a diversified, actively managed portfolio primarily composed of equity securities.
SUB-ADVISER: Fred Alger Management, Inc.

IDEX II CAPITAL APPRECIATION PORTFOLIO

OBJECTIVE: Long-term growth of capital in a manner consistent with preservation of capital.
INVESTMENT POLICY: The Capital Appreciation Portfolio is a nondiversified Portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Fund's initial purchase continue to be considered medium-sized companies for purposes of this policy. As of September 29, 1995, the MidCap Index included companies with capitalizations between approximately $120 million and $7.4 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.

SUB-ADVISER: Janus Capital Corporation

IDEX II GLOBAL PORTFOLIO
OBJECTIVE: Long-term growth of capital in a manner consistent with preservation of capital primarily through investments in common stocks of foreign and domestic issuers.
INVESTMENT POLICY: The Global Portfolio invests primarily in common stocks of foreign and domestic issuers. It also invests in securities issued by domestic or foreign governments, government agencies, and other government entities. The Portfolio is designed for long-term investors who can accept the special risks involved in foreign investing.
SUB-ADVISER: Janus Capital Corporation

IDEX II GROWTH PORTFOLIO
OBJECTIVE: Growth of capital.
INVESTMENT POLICY: The Growth Portfolio invests primarily in common stocks listed on a national securities exchange or on NASDAQ, which the Portfolio's sub-adviser believes have a good potential for capital growth.
SUB-ADVISER: Janus Capital Corporation

IDEX II C.A.S.E. PORTFOLIO
OBJECTIVE: Annual growth of capital through investment in companies whose management, financial resources and fundamentals appear attractive on a scale measured against each company's present value.
INVESTMENT POLICY: The C.A.S.E. Portfolio seeks a diversified portfolio with investments in companies that are perceived to have below market risk characteristics, but which the sub-adviser believes exhibit superior products and above average growth rates along with sound management and financial stability. The Portfolio invests in common, preferred and convertible stocks listed on national securities exchanges or on domestic over-the-counter markets. SUB-ADVISER: C.A.S.E. Management, Inc.

IDEX II EQUITY-INCOME PORTFOLIO
OBJECTIVE: Current income, long-term growth of income, and capital appreciation.
INVESTMENT POLICY: The Equity-Income Portfolio seeks to invest primarily in common stocks offering above-average dividend yields, income producing securities convertible into common stocks, and fixed-income securities. SUB-ADVISER: Luther King Capital Management Corporation


IDEX II TACTICAL ASSET ALLOCATION PORTFOLIO

OBJECTIVE: Preservation of capital and competitive investment returns. INVESTMENT POLICY: The Tactical Asset Allocation Portfolio invests primarily in stocks, U.S. Treasury bonds, notes and bills, and money market funds. Models are used in determining when the Portfolio's assets are "tactically" allocated among these groups of investments.
SUB-ADVISER: Dean Investment Associates

IDEX II BALANCED PORTFOLIO
OBJECTIVE: Long-term capital growth, consistent with preservation of capital and balanced by current income.
INVESTMENT POLICY: The Balanced Portfolio normally invests 40-60% of its assets in equity securities selected primarily for growth potential and 40-60% of its assets in fixed income securities.
SUB-ADVISER: Janus Capital Corporation

IDEX II FLEXIBLE INCOME PORTFOLIO
OBJECTIVE: Maximum total return for shareholders, consistent with preservation of capital, by actively managing a portfolio of income-producing securities.

INVESTMENT POLICY: The Flexible Income Portfolio seeks to maximize total return from a combination of current income and capital appreciation, with the emphasis on income. The Portfolio may invest in all types of income-producing securities; it may invest without limit in securities rated below investment grade. Its overall level of risk may make it unsuitable for investors who do not have alternate sources of income or other, diversified investments.

SUB-ADVISER: Janus Capital Corporation

IDEX II INCOME PLUS PORTFOLIO
OBJECTIVE: As high a level of current income as is consistent with the avoidance of excessive risk.

INVESTMENT POLICY: The Income Plus Portfolio invests in a diversified portfolio of fixed-income and convertible debt securities and dividend-paying common, preferred and convertible preferred stocks. Because the Portfolio avoids excessive risk, its income may not be as high as possible.
Nonetheless, the Portfolio may invest in below investment grade debt securities. Its overall level of risk may make it unsuitable for investors who do not have alternate sources of income or other, diversified investments.

SUB-ADVISER: AEGON USA Investment Management, Inc.

IDEX II TAX-EXEMPT PORTFOLIO
OBJECTIVE: Maximum current interest income exempt from federal income tax, consistent with preservation of capital.

INVESTMENT POLICY: At least 80% of the Tax-Exempt Portfolio's net assets will ordinarily be invested in a diversified portfolio of municipal bonds and notes, including industrial development bonds.

SUB-ADVISER: AEGON USA Investment Management, Inc.

                             SUMMARY OF EXPENSES


Before investing in IDEX II Series Fund, please read this section carefully to understand the cost of investing in the Portfolios. When you buy Class A, Class B or Class C shares of any of the Portfolios, you will incur certain expenses. The section titled Shareholder Transaction Expenses shows the expenses involved in owning shares of the Portfolios. The section titled Examples of Expenses shows the expenses you might pay when making a hypothetical $1,000 investment.

                                                       AGGRESSIVE                 CAPITAL
                                                         GROWTH                APPRECIATION                GLOBAL
                                                        PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                 ----------------------   ---------------------    ---------------------
                                                          CLASS                    CLASS                   CLASS
                                                 ----------------------   ---------------------    ---------------------

                                                   A       B        C       A       B       C        A       B       C
                                                 -----   -----    -----   -----   -----   -----    -----   -----   -----
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases
   (as percentage of offering price) (1) ......  5.50%    None     None   5.50%    None    None    5.50%    None    None
 Exchange Fees (2) ............................   None    None     None    None    None    None     None    None    None
 Redemption Fees (3) ..........................   None    None     None    None    None    None     None    None    None
 Deferred Sales Charge (as a percentage of
   original purchase price or redemption
   proceeds, whichever is lower) (4) ..........   None      5%     None    None      5%    None     None      5%    None
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
 Management Fees ..............................  1.00%   1.00%    1.00%   1.00%   1.00%   1.00%    1.00%   1.00%   1.00%

 12b-1 Service and Distribution Fees (5)  .....   .35%   1.00%     .90%    .35%   1.00%    .90%     .35%   1.00%    .90%
 Other Expenses (net of expense reimbursements
   and/or fee waivers, if any) (6) ............  1.50%   1.50%    1.50%   1.55%   1.55%   1.55%    0.75%   0.75%   0.75%
                                                 -----   -----    -----   -----   -----   -----    -----   -----   -----
 Total Operating Expenses (net of expense
   reimbursements and/or fee waivers, if any)
   (6) ........................................  2.85%   3.50%    3.40%   2.90%   3.55%   3.45%    2.10%   2.75%   2.65%

EXAMPLES OF EXPENSES: (7)
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:

  1 year ......................................   $ 82    $ 85     $ 34    $ 83    $ 86    $ 35     $ 75    $ 78    $ 27
  3 years .....................................    138     137      104     140     139     106      117     115      82
  5 years .....................................    197     192      177     199     194     179      162     155     141
  10 years ....................................    355     363      368     360     367     373      285     292     298

You would pay the following expenses on the same investment, assuming no redemption and therefore no deferred sales charge:

  1 year ......................................   $ 82    $ 35     $ 34    $ 83    $ 36    $ 35     $ 75    $ 28    $ 27
  3 years .....................................    138     107      104     140     109     106      117      85      82
  5 years .....................................    197     182      177     199     184     179      162     145     141
  10 years ....................................    355     363      368     360     367     373      285     292     298




                                                         GROWTH                   C.A.S.E.
                                                        PORTFOLIO                PORTFOLIO
                                                 ----------------------   ---------------------
                                                          CLASS                    CLASS
                                                 ----------------------   ---------------------

                                                   A       B        C       A       B       C
                                                 -----   -----    -----   -----   -----   -----
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases
   (as percentage of offering price) (1) ......  5.50%    None     None   5.50%    None    None
 Exchange Fees (2) ............................   None    None     None    None    None    None
 Redemption Fees (3) ..........................   None    None     None    None    None    None
 Deferred Sales Charge (as a percentage of
   original purchase price or redemption
   proceeds, whichever is lower) (4) ..........   None      5%     None    None      5%    None
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
 Management Fees ..............................  1.00%   1.00%    1.00%   1.00%   1.00%   1.00%

 12b-1 Service and Distribution Fees (5)  .....   .35%   1.00%     .90%    .35%   1.00%    .90%
 Other Expenses (net of expense reimbursements
   and/or fee waivers, if any) (6) ............  0.51%   0.51%    0.51%   1.50%   1.50%   1.50%
                                                 -----   -----    -----   -----   -----   -----
 Total Operating Expenses (net of expense
   reimbursements and/or fee waivers, if any)
   (6) ........................................  1.86%   2.51%    2.41%   2.85%   3.50%   3.40%

EXAMPLES OF EXPENSES: (7)
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:

  1 year ......................................   $ 73    $ 75     $ 24    $ 82    $ 85    $ 34
  3 years .....................................    110     108       75     138     137     104
  5 years .....................................    150     144      129      *       *       *
  10 years ....................................    261     268      275      *       *       *

You would pay the following expenses on the same investment, assuming no redemption and therefore no deferred sales charge:

  1 year ......................................   $ 73    $ 25     $ 24    $ 82    $ 35    $ 34
  3 years .....................................    110      78       75     138     107     104
  5 years .....................................    150     134      129      *       *       *
  10 years ....................................    261     268      275      *       *       *

(1) On certain purchases of Class A shares, the sales load may be reduced or waived. Certain Class A Shares may be subject to a 1% deferred sales charge. See Note 4. See also Shareholder Information and Instructions - Class A Shares: Sales Charges, Available Discounts and Dealer
    Reallowances.

(2) Exchanges must be made in amounts of $500 or more. No service fees are currently charged for exchanges.

(3) A $20 service fee is charged for each redemption transaction paid by Federal funds bank wire or for overnight mail delivery of check redemptions. See Shareholder Information and Instructions - How to Redeem
    (Sell) Shares.

(4) The deferred sales charge for Class B shares is 5% during the first year, 4% during the second year, 3% during the third year, 2% during the fourth year, 1% during the fifth and sixth years and 0% during the seventh year and later. No deferred sales charge is assessed on Class B shares acquired through the reinvestment of dividends or capital gain distributions. On purchases of Class A shares in amounts greater than $1,000,000, a contingent deferred sales charge of 1% applies for twelve months.

(5) After eight years, Class B shares will automatically convert to Class A shares. For the current fiscal year, 12b-1 service and distribution fees for the Tax-Exempt Portfolio's Class C shares will not exceed 0.60%, rather than the maximum 0.90% authorized pursuant to its 12b-1 plan.

(6) Other Expenses and Total Operating Expenses for the Class A and Class C shares of the Growth, Global, Flexible Income, Tax-Exempt, Income Plus, Balanced, Capital Appreciation, Aggressive Growth and Equity-Income Portfolios are based on actual expenses for the fiscal year ended September 30, 1995, while Other Expenses and Total Operating Expenses for the Class B shares of those Portfolios and the Class A, B and C shares of the Tactical Asset Allocation and C.A.S.E. Portfolios are based on annualized estimates of other expenses for the fiscal year ending September 30, 1996. For Aggressive Growth, Capital Appreciation, C.A.S.E., Equity-Income, Tactical Asset Allocation, Balanced, Flexible Income and Tax-Exempt Portfolios, Other Expenses and Total Operating Expenses are stated net of expense reimbursements and/or fee waivers. For the period ended September 30, 1995, Total Operating Expenses for Aggressive Growth Class A and Class C, Capital Appreciation Class A and Class C, Equity-Income Class A and Class C, Balanced Class A and Class C, Flexible Income Class A and Class C and Tax-Exempt Class A and Class C would have been 3.35% and 3.91%, 4.17% and 4.72%, 4.57% and 5.12%, 4.48%
    and 5.03%, 1.94% and 2.49%, and 1.35% and 1.60%, respectively, without expense reimbursement by investment advisers. For the period ended September 30, 1995, Other Expenses for Aggressive Growth Class A and Class C, Capital Appreciation Class A and Class C, Equity-Income Class A and Class C, Balanced Class A and Class C, Flexible Income Class A and Class C and Tax-Exempt Class A and Class C would have been 2.00% and 2.01%, 2.82% and 2.82%, 3.22% and 3.22%, 3.13% and 3.13%, 0.69% and 0.69%
    and 0.40% and 0.40%, respectively, without expense reimbursement by investment advisers. For the period ended September 30, 1996, Total Operating Expenses for C.A.S.E. Class A, Class B and Class C, Tactical Asset Allocation Class A, Class B and Class C, Flexible Income Class B and Tax-Exempt Class B are expected to be 4.50%, 5.15% and 5.05%, 3.50%, 4.15% and 4.05%, 2.59% and 2.00%, respectively, without reimbursement by investment advisors. For the period ended September 30, 1996, Other Expenses for C.A.S.E. Class A, Class B and Class C, Tactical Asset Allocation Class A, Class B and Class C, Flexible Income Class B and Tax-Exempt Class B are expected to be 3.15%, 3.15% and 3.15%, 2.15%, 2.15% and 2.15%, 0.69% and 0.40%, respectively, without reimbursement by investment advisers. Expense reimbursements and/or fee waivers are not anticipated for Class B of Aggressive Growth, Capital Appreciation, Global, Growth, Equity-Income and Balanced for the year ended September 30, 1996. For the period ended September 30, 1995, the annualized expense ratios for Capital Appreciation Class A and Class C, Global Class A and Class C, Growth Class A and Class C, Equity-Income Class A and Class C, Balanced Class A and Class C, Flexible Income Class A and Class C, Income Plus Class A and Class C and Tax-Exempt Class A and Class C would be 2.85% and 3.40%, 1.97% and 2.52%, 1.84% and 2.38%, 2.85% and 3.40%, 2.85%
    and 3.40%, 1.85% and 2.40%, 1.26% and 1.81%, and 1.00% and 1.25%,
    respectively, after reduction in expenses by affiliated brokerage and custody earnings credits.



                                                                              TACTICAL ASSET
                                                      EQUITY-INCOME             ALLOCATION                BALANCED
                                                        PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                 ----------------------   ---------------------    ---------------------
                                                          CLASS                    CLASS                   CLASS
                                                 ----------------------   ---------------------    ---------------------

                                                   A       B        C       A       B       C        A       B       C
                                                 -----   -----    -----   -----   -----   -----    -----   -----   -----
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases
   (as percentage of offering price) (1) ......  5.50%    None     None   5.50%    None    None    5.50%    None    None
 Exchange Fees (2) ............................   None    None     None    None    None    None     None    None    None
 Redemption Fees (3) ..........................   None    None     None    None    None    None     None    None    None
 Deferred Sales Charge (as a percentage of
   original purchase price or redemption
   proceeds, whichever is lower) (4) ..........   None      5%     None    None      5%    None     None      5%    None
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
 Management Fees ..............................  1.00%   1.00%    1.00%   1.00%   1.00%   1.00%    1.00%   1.00%   1.00%
 12b-1 Service and Distribution Fees (5)  .....   .35%   1.00%     .90%    .35%   1.00%    .90%     .35%   1.00%    .90%

 Other Expenses (net of expense reimbursements
   and/or fee waivers, if any) (6) ............  1.64%   1.64%    1.64%   1.50%   1.50%   1.50%    1.57%   1.57%   1.57%
                                                 -----   -----    -----   -----   -----   -----    -----   -----   -----
 Total Operating Expenses (net of expense
   reimbursements and/or fee waivers, if any)
   (6) ........................................  2.99%   3.64%    3.54%   2.85%   3.50%   3.40%    2.92%   3.57%   3.47%

EXAMPLES OF EXPENSES: (7)
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:

  1 year ......................................   $ 84    $ 87     $ 36    $ 82    $ 85    $ 34     $ 83    $ 86    $ 35
  3 years .....................................    142     141      109     138     137     104      140     139     107
  5 years .....................................    204     198      184      *       *       *       200     195     180
  10 years ....................................    368     375      381      *       *       *       361     369     375

You would pay the following expenses on the same investment, assuming no redemption and therefore no deferred sales charge:

  1 year ......................................   $ 84    $ 37     $ 36    $ 82    $ 35    $ 34     $ 83    $ 36    $ 35
  3 years .....................................    142     111      109     138     107     104      140     109     107
  5 years .....................................    204     188      184      *       *       *       200     185     180
  10 years ....................................    368     375      381      *       *       *       361     369     375




                                                     FLEXIBLE INCOME            INCOME PLUS              TAX-EXEMPT
                                                        PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                 ----------------------   ---------------------    ---------------------
                                                          CLASS                    CLASS                   CLASS
                                                 ----------------------   ---------------------    ---------------------

                                                   A       B        C       A       B       C        A       B       C
                                                 -----   -----    -----   -----   -----   -----    -----   -----   -----
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases
   (as percentage of offering price) (1) ......  4.75%    None     None   4.75%    None    None    4.75%    None    None
 Exchange Fees (2) ............................   None    None     None    None    None    None     None    None    None
 Redemption Fees (3) ..........................   None    None     None    None    None    None     None    None    None
 Deferred Sales Charge (as a percentage of
   original purchase price or redemption
   proceeds, whichever is lower) (4) ..........   None      5%     None    None      5%    None     None      5%    None
ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
 Management Fees ..............................   .90%    .90%     .90%    .60%    .60%    .60%     .60%    .60%    .60%
 12b-1 Service and Distribution Fees (5)  .....   .35%   1.00%     .90%    .35%   1.00%    .90%     .35%   1.00%    .60%

 Other Expenses (net of expense reimbursements
   and/or fee waivers, if any) (6) ............  0.62%   0.62%    0.62%   0.34%   0.34%   0.34%    0.07%   0.07%   0.07%
                                                 -----   -----    -----   -----   -----   -----    -----   -----   -----
 Total Operating Expenses (net of expense
   reimbursements and/or fee waivers, if any)
   (6) ........................................  1.87%   2.52%    2.42%   1.29%   1.94%   1.84%    1.02%   1.67%   1.27%

EXAMPLES OF EXPENSES: (7)
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:

  1 year ......................................   $ 73    $ 76     $ 25    $ 67    $ 70    $ 19     $ 65    $ 64    $ 13
  3 years .....................................    111     108       75      94      91      58       86      73      40
  5 years .....................................    151     144      129     122     115     100      108      85      70
  10 years ....................................    262     269      276     202     209     216      173     155     153

You would pay the following expenses on the same investment, assuming no redemption and therefore no deferred sales charge:

  1 year ......................................   $ 73    $ 26     $ 25    $ 67    $ 20    $ 19     $ 65    $ 14    $ 13
  3 years .....................................    111      78       75      94      61      58       86      43      40
  5 years .....................................    151     134      129     122     105     100      108      75      70
  10 years ....................................    262     269      276     202     209     216      173     155     153

(7) The Examples assume all dividends and distributions are paid in additional shares and no payment of exchange or redemption fees. With respect to Class B shares, the examples reflect conversion to Class A shares eight years after purchase and are calculated based upon the assumption that the shareholder was an owner of the shares on the first day of the first year. The contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (1%) and 10 years (0%). (See Shareholder Information and Instructions - Class B Shares: Sales Charges, Dealer Reallowances and Possible Waivers.)

* Note: Pursuant to applicable rules, Portfolios that have been in operation for less than 10 months complete only one- and three-year period portions of the Examples.

The purpose of the preceding table is to help you understand the various costs and expenses you might bear, directly or indirectly, if you invest in the Portfolios. For more information about these expenses, please read Investment Advisory and Other Services and Shareholder Information and Instructions.

Long-term shareholders may pay more in 12b-1 service and distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Rules of Fair Practice adopted by the National Association of Securities Dealers, Inc. ("NASD").

EXPENSES SHOWN IN THE ABOVE EXAMPLES DO NOT REPRESENT ACTUAL PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS ALSO HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OR PREDICTION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN 5%.

                              FINANCIAL HIGHLIGHTS

The table below shows the actual earnings, capital gains or losses, and expenses of a share of each class of shares in each of the Portfolios.


The information contained in the table for each fiscal year and for other periods shown through September 30, 1995 has been audited by Price Waterhouse LLP, independent accountants, whose report is incorporated by reference into the SAI. Previous periods ended on or before November 30, 1991 for the Tax-Exempt and Income Plus Portfolios were audited by other independent accountants.


No financial information is shown for Class B shares of the Portfolios for the fiscal year ended September 30, 1995, as Class B shares were not offered by any Portfolio until October 1, 1995. No financial information is shown for Class A, Class B or Class C shares of the Tactical Asset Allocation and C.A.S.E. Portfolios for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations at that time.


The SAI is incorporated by reference in this Prospectus. You may obtain it without charge by calling or writing the Fund. Further information about performance of the Fund Portfolios is contained in the Fund's Annual Report to shareholders, which you may also obtain without charge by calling or writing to the Fund.


                                                             IDEX II                   IDEX II
                                                        AGGRESSIVE GROWTH        CAPITAL APPRECIATION
                                                      CLASS A      CLASS C       CLASS A      CLASS C
                                                     9/30/95(1)   9/30/95(1)   9/30/95(1)   9/30/95(1)
                                                     ----------   ----------   ----------   ----------

Net asset value at beginning of period                $  10.00     $  10.00     $  10.00     $  10.00
Net investment income (loss)                              (.14)        (.18)        (.03)       (0.08)
Net realized and unrealized gain (loss) on
  investments and foreign currency                        7.82         7.82         3.57         3.57
Total income (loss) from investment operations            7.68         7.64         3.54         3.49
Dividends from net investment income                        --           --           --           --
Distributions from realized net capital gains and
  foreign currency                                          --           --           --           --
Distributions in excess of net realized capital
  gains and foreign currency                                --           --           --           --
Total distributions                                         --           --           --           --
Net asset value at end of period                      $  17.68     $  17.64     $  13.54     $  13.49
Total return (7)                                        76.80%       76.40%       35.40%       34.90%
Net assets at end of period (000's)                   $ 16,747     $  1,736     $  6,241     $  2,565
Ratio of expenses to average net assets (8)              2.85%        3.40%        2.90%        3.45%
Ratio of net investment income (loss) to average
  net assets                                            (2.39%)      (2.94%)       0.75%        0.20%
Portfolio turnover rate (9)                            107.41%      107.41%      319.95%      319.95%


                                                                                  IDEX II
                                                                                  GLOBAL
                                                                  CLASS A                          CLASS C
                                                       9/30/95      1994          1993(1)     9/30/95      1994(1)
                                                      --------    --------        --------    --------    --------

Net asset value at beginning of period                $  15.93    $  13.35        $  10.00    $  15.74    $  13.35
Net investment income (loss)                              (.06)      (0.04)          (0.04)       (.14)      (0.23)
Net realized and unrealized gain (loss) on
  investments and foreign currency                        2.42        2.62            3.39        2.42        2.62
Total income (loss) from investment operations            2.36        2.58            3.35        2.28        2.39
Dividends from net investment income                        --          --              --          --          --
Distributions from realized net capital gains and
  foreign currency                                        (.56)         --              --        (.56)         --
Distributions in excess of net realized capital
  gains and foreign currency                                --          --              --          --          --
Total distributions                                       (.56)         --              --        (.56)         --
Net asset value at end of period                      $  17.73    $  15.93        $  13.35    $  17.46    $  15.74
Total return (7)                                        15.47%      19.33%          33.52%      15.14%      17.90%
Net assets at end of period (000's)                   $ 89,397    $ 81,241        $ 17,430    $  3,567    $  3,571
Ratio of expenses to average net assets (8)              2.10%       2.14%           2.84%       2.65%       4.04%
Ratio of net investment income (loss) to average
  net assets                                            (0.43%)     (0.55%)         (0.87%)     (0.98%)     (2.46%)
Portfolio turnover rate (9)                            161.48%     148.01%         116.98%     161.48%     148.01%


                                                                                                     IDEX II GROWTH (2)
                                                                                                   CLASS A
                                                 9/30/95    1994(3)      1993       1992      1991(3)      1990       1989
                                                 --------   -------    --------   --------    --------   --------   -------

Net asset value at beginning of period           $  16.78   $  18.46   $  16.46   $  16.22    $  13.77   $  17.52   $ 11.48
Net investment income (loss)                         (.05)      0.01       0.04       0.08        0.14       0.12      0.09
Net realized and unrealized gain (loss) on
  investments and foreign currency                   6.18      (1.22)      2.42       0.88        5.32      (2.21)     6.18
Total income (loss) from investment
  operations                                         6.13      (1.21)      2.46       0.96        5.46      (2.09)     6.27
Dividends from net investment income                   --         --      (0.07)     (0.07)      (0.17)     (0.09)    (0.23)
Distributions from realized net capital gains
  and foreign currency                               (.07)     (0.33)     (0.39)     (0.65)      (2.84)     (1.57)       --
Distributions in excess of net realized
  capital gains and foreign currency                   --      (0.14)        --         --          --         --        --
Total distributions                                  (.07)     (0.47)     (0.46)     (0.72)      (3.01)     (1.66)    (0.23)
Net asset value at end of period                 $  22.84   $  16.78   $  18.46   $  16.46    $  16.22   $  13.77   $ 17.52
Total return (7)                                   36.70%     (6.72%)    15.13%      6.10%      48.00%    (12.50%)   55.70%
Net assets at end of period (000's)              $485,935   $431,207   $548,564   $403,361    $126,436   $ 74,594   $89,494
Ratio of expenses to average net assets (8)         1.86%      1.76%      1.61%      1.61%       1.48%      1.35%     1.41%
Ratio of net investment income (loss) to
  average net assets                                (.26%)     0.04%      0.29%      0.69%       0.88%      0.75%     0.67%
Portfolio turnover rate (9)                       123.26%     63.73%     97.40%     56.21%     102.16%    127.79%    98.88%



                                                                                        CLASS C
                                                      1988       1987     1986(1)   9/30/95   1994(1)
                                                   ---------  --------   --------  --------  --------

Net asset value at beginning of period             $   14.08  $   9.90   $ 10.00   $  16.68  $ 18.46
Net investment income (loss)                            0.25      0.14      0.07       (.15)   (0.09)
Net realized and unrealized gain (loss) on
  investments and foreign currency                     (1.59)     4.11     (0.17)      6.18    (1.22)
Total income (loss) from investment
  operations                                           (1.34)     4.25     (0.10)      6.03    (1.31)
Dividends from net investment income                   (0.16)    (0.07)       --         --       --
Distributions from realized net capital gains
  and foreign currency                                 (1.10)       --        --       (.07)   (0.33)
Distributions in excess of net realized
  capital gains and foreign currency                      --        --        --         --    (0.14)
Total distributions                                    (1.26)    (0.07)       --       (.07)   (0.47)
Net asset value at end of period                   $   11.48  $  14.08   $  9.90   $  22.64  $ 16.68
Total return (7)                                      (8.00%)   44.10%    (1.70%)    36.32%   (7.72%)
Net assets at end of period (000's)                $  65,463  $ 78,979   $19,745   $  5,593  $ 3,423
Ratio of expenses to average net assets (8)            1.47%     1.32%     2.02%      2.41%    3.48%
Ratio of net investment income (loss) to
  average net assets                                   2.45%     0.94%     2.35%      (.81%)  (1.68%)
Portfolio turnover rate (9)                          133.28%   167.58%    19.57%    123.26%   63.73%


                  See Notes to Financial Highlights on Page 7.

                                                      IDEX II EQUITY-INCOME        IDEX II BALANCED
                                                      CLASS A      CLASS C       CLASS A      CLASS C
                                                     9/30/95(1)   9/30/95(1)   9/30/95(1)   9/30/95(1)
                                                     ----------   ----------   ----------   ----------

Net asset value at beginning of period                $ 10.00      $ 10.00      $  10.00     $  10.00
Net investment income (loss)                              .09          .03           .05          .01
Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.75         1.75          1.47         1.47
Total income (loss) from investment operations           1.84         1.78          1.52         1.48
Dividends from net investment income                     (.10)        (.05)         (.05)        (.01)
Distributions from realized net capital gains and
  foreign currency                                         --           --            --           --
Distributions in excess of net realized capital
  gains and foreign currency                               --           --            --           --
Total distributions                                      (.10)        (.05)         (.05)        (.01)
Net asset value at end of period                      $ 11.74      $ 11.73      $  11.47     $  11.47
Total return (7)                                       18.43%       17.95%        15.27%       14.77%
Net assets at end of period (000's)                   $ 5,167      $   281      $  3,670     $  3,365
Ratio of expenses to average net assets (8)             2.99%        3.54%         2.92%        3.47%
Ratio of net investment income (loss) to average
  net assets                                             .85%         .30%          .56%         .01%
Portfolio turnover rate (9)                            42.18%       42.18%       100.35%      100.35%


                                                                                  IDEX II FLEXIBLE INCOME(2)(4)

                                                                                              CLASS A

                                                  9/30/95   1994(3)     1993      1992      1991       1990
                                                 --------  --------   --------  --------  --------   --------

Net asset value at beginning of period           $   8.83  $   9.59   $   8.95  $   8.73  $   7.74   $   9.55
Net investment income (loss)                          .61      0.65       0.70      0.80      0.82       0.90
Net realized and unrealized gain (loss) on
  investments and foreign currency                    .37     (0.81)      0.60      0.22      1.10      (1.80)
Total income (loss) from investment operations        .98     (0.16)      1.30      1.02      1.92      (0.90)
Dividends from net investment income                 (.64)    (0.60)     (0.66)    (0.80)    (0.80)     (0.91)
Distributions from realized net capital gains
  and foreign currency                                 --        --         --        --     (0.13)        --
Distributions in excess of net realized
  capital gains and foreign currency                   --        --         --        --        --         --
Total distributions                                  (.64)    (0.60)     (0.66)    (0.80)    (0.93)     (0.91)
Net asset value at end of period                 $   9.17  $   8.83   $   9.59  $   8.95  $   8.73   $   7.74
Total return (7)                                   11.57%    (1.54%)    13.66%    12.17%    26.38%    (10.22%)
Net assets at end of period (000's)              $ 19.786  $ 21,527   $ 29,232  $ 26,676  $ 18,696   $ 18,760
Ratio of expenses to average net assets (8)         1.87%     1.85%      1.50%     1.50%     1.50%      1.50%
Ratio of net investment income (loss) to
  average net assets                                7.03%     6.57%      7.76%     8.55%     9.84%     10.51%
Portfolio turnover rate (9)                       149.58%   105.40%    138.86%   140.23%   130.73%     72.40%



                                                                                      CLASS C

                                                  1989      1988      1987(1)    9/30/95   1994(1)
                                                 -------   -------    -------   --------  --------

Net asset value at beginning of period           $ 10.15   $  9.60    $ 10.00   $   8.83  $   9.59
Net investment income (loss)                        0.95      0.91       0.25        .56      0.60
Net realized and unrealized gain (loss) on
  investments and foreign currency                 (0.46)     0.55      (0.40)       .37     (0.81)
Total income (loss) from investment operations      0.49      1.46      (0.15)       .93     (0.21)
Dividends from net investment income               (0.93)    (0.91)     (0.25)      (.59)    (0.55)
Distributions from realized net capital gains
  and foreign currency                             (0.16)       --         --         --        --
Distributions in excess of net realized
  capital gains and foreign currency                  --        --         --         --        --
Total distributions                                (1.09)    (0.91)     (0.25)      (.59)    (0.55)
Net asset value at end of period                 $  9.55   $ 10.15    $  9.60   $   9.17  $   8.83
Total return (7)                                   5.17%    15.62%     (1.93%)    10.95%    (2.15%)
Net assets at end of period (000's)              $27,645   $20,469    $ 4,676   $    558  $    691
Ratio of expenses to average net assets (8)        1.29%     1.00%      1.14%      2.42%     2.40%
Ratio of net investment income (loss) to
  average net assets                               9.63%     9.22%      7.88%      6.48%     6.03%
Portfolio turnover rate (9)                       71.44%    54.42%     68.21%    149.58%   105.40%


                  See Notes to Financial Highlights on Page 7.


                                                                                                 IDEX II INCOME PLUS(5)

                                                                                                        CLASS A
                                                     9/30/95     1994      1993      1992       1991      1990      1989
                                                     -------   -------   -------   -------    -------   -------   -------

Net asset value at beginning of period               $  9.75   $ 10.98   $ 10.55   $ 10.04    $  9.20   $  9.99   $  9.89
Net investment income (loss)                             .75      0.76      0.83      0.76       0.98      1.04      1.04
Net realized and unrealized gain (loss) on
  investments and foreign currency                       .71     (1.10)     0.46      0.64       0.87     (0.79)     0.10
Total income (loss) from investment operations          1.46     (0.34)     1.29      1.40       1.85      0.25      1.14
Dividends from net investment income                    (.75)    (0.75)    (0.81)    (0.76)     (0.98)    (1.04)    (1.04)
Distributions from realized net capital gains and
  foreign currency                                      (.10)    (0.14)    (0.05)    (0.13)     (0.03)       --        --
Distributions in excess of net realized capital
  gains and foreign currency                              --        --        --        --         --        --        --
Total distributions                                     (.85)    (0.89)    (0.86)    (0.89)     (1.01)    (1.04)    (1.04)
Net asset value at end of period                     $ 10.36   $  9.75   $ 10.98   $ 10.55    $ 10.04   $  9.20   $  9.99
Total return (7)                                      15.85%    (3.28%)   12.80%    14.40%     21.00%     2.50%    12.10%
Net assets at end of period (000's)                  $68,746   $63,995   $72,401   $54,647    $47,334   $33,182   $23,416
Ratio of expenses to average net assets (8)            1.29%     1.33%     1.33%     1.17%      1.15%     0.69%     0.70%
Ratio of net investment income (loss) to average
  net assets                                           7.53%     7.35%     7.73%     8.79%     10.20%    11.12%    10.59%
Portfolio turnover rate (9)                           25.07%    48.12%    54.51%    91.01%     52.79%    18.54%    57.50%



                                                                                                 CLASS C
                                                      1988       1987      1986    1985(1)  9/30/95   1994(1)
                                                    --------   -------   -------   -------  -------   -------

Net asset value at beginning of period              $   9.85   $ 10.94   $ 10.28   $ 10.00  $  9.74   $ 10.98
Net investment income (loss)                            1.04      1.08      1.06      0.44      .69      0.66
Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.06     (1.03)     0.73      0.29      .71     (1.10)
Total income (loss) from investment operations          1.10      0.05      1.79      0.73     1.40     (0.44)
Dividends from net investment income                   (1.04)    (1.08)    (1.06)    (0.44)    (.69)    (0.66)
Distributions from realized net capital gains and
  foreign currency                                     (0.02)    (0.06)    (0.07)    (0.01)    (.10)    (0.14)
Distributions in excess of net realized capital
  gains and foreign currency                              --        --        --        --       --        --
Total distributions                                    (1.06)    (1.14)    (1.13)    (0.45)    (.79)    (0.80)
Net asset value at end of period                     $  9.89   $  9.85   $ 10.94   $ 10.28  $ 10.35   $  9.74
Total return (7)                                      11.50%     0.30%    17.90%     8.80%   15.08%    (4.55%)
Net assets at end of period (000's)                  $17,078   $11,349   $ 4,221   $ 2,282  $ 1,980   $ 2,112
Ratio of expenses to average net assets (8)            0.68%     0.64%     1.29%     0.60%    1.84%     3.52%
Ratio of net investment income (loss) to average
  net assets                                          10.55%    10.82%     9.93%    10.80%    6.98%     5.16%
Portfolio turnover rate (9)                           34.29%    34.13%    29.80%    25.08%   25.07%    48.12%


                                                                                                IDEX II TAX-EXEMPT(6)
                                                                                                       CLASS A
                                                    9/30/95     1994      1993      1992      1991      1990       1989
                                                   --------   -------   -------   --------  --------   -------   -------

Net asset value at beginning of period             $  11.10   $ 12.07   $ 11.62   $  11.46  $  11.27   $ 11.39   $ 10.97
Net investment income (loss)                            .55      0.56      0.56       0.54      0.75      0.78      0.78
Net realized and unrealized gain (loss) on
  investments                                           .29     (0.60)     0.45       0.28      0.26     (0.12)     0.42
Total income (loss) from investment operations          .84     (0.04)     1.01       0.82      1.01      0.66      1.20
Dividends from net investment income                   (.56)    (0.54)    (0.54)     (0.54)    (0.75)    (0.78)    (0.78)
Distributions from realized net capital gains          (.04)    (0.39)    (0.02)     (0.12)    (0.07)       --        --
Distributions in excess of net realized capital
  gains                                                  --        --        --         --        --        --        --
Total distributions                                    (.60)    (0.93)    (0.56)     (0.66)    (0.82)    (0.78)    (0.78)
Net asset value at end of period                   $  11.34   $ 11.10   $ 12.07   $  11.62  $  11.46   $ 11.27   $ 11.39
Total return (7)                                      7.75%    (0.41%)    8.97%      7.20%     9.20%     6.00%    11.20%
Net assets at end of period (000's)                $ 27,401   $29,096   $30,717   $ 28,363  $ 28,242   $22,708   $15,916
Ratio of expenses to average net assets (8)           1.02%     1.00%     1.00%      1.00%     0.95%     0.68%     0.70%
Ratio of net investment income (loss) to average
  net assets                                          4.83%     4.83%     4.83%      5.49%     6.67%     6.92%     6.98%
Portfolio turnover rate (9)                         126.48%    59.84%    91.03%    106.89%   117.92%    81.17%    67.45%


                                                                                                  CLASS C
                                                     1988       1987      1986    1985(1)    9/30/95   1994(1)
                                                   --------   -------   -------   --------  --------   -------

Net asset value at beginning of period             $ 10.44    $ 11.81   $ 10.56   $ 10.00   $  11.10   $ 12.07
Net investment income (loss)                          0.79       0.77      0.79      0.60        .52      0.53
Net realized and unrealized gain (loss) on
  investments                                         0.53      (1.37)     1.42      0.56        .29     (0.60)
Total income (loss) from investment operations        1.32      (0.60)     2.21      1.16        .81     (0.07)
Dividends from net investment income                 (0.79)     (0.77)    (0.79)    (0.60)      (.53)    (0.51)
Distributions from realized net capital gains           --         --     (0.17)       --       (.04)    (0.39)
Distributions in excess of net realized capital
  gains                                                 --         --        --        --         --        --
Total distributions                                  (0.79)     (0.77)    (0.96)    (0.60)      (.57)    (0.90)
Net asset value at end of period                   $ 10.97    $ 10.44   $ 11.81   $ 10.56   $  11.34   $ 11.10
Total return (7)                                    12.90%     (5.20%)   21.40%     7.80%      7.48%    (0.73%)
Net assets at end of period (000's)                $11,805    $ 8,833   $ 3,112   $ 1,294   $    454   $   277
Ratio of expenses to average net assets (8)          0.70%      0.64%     1.21%     0.93%      1.27%     1.25%
Ratio of net investment income (loss) to average
  net assets                                         7.28%      7.16%     6.89%     8.18%      4.58%     4.58%
Portfolio turnover rate (9)                         35.44%     87.03%    38.00%    20.15%    126.48%    59.84%


                 See Notes to Financial Highlights on Page 7.

                          NOTES TO FINANCIAL HIGHLIGHTS

(1) Commencement of operations for Growth Class A, Global Class A, IDEX Total Income Trust (predecessor to Flexible Income Class A), AEGON USA Tax-Exempt Portfolio (predecessor to Tax-Exempt Class A) and AEGON USA High Yield Portfolio (predecessor to Income Plus Class A) was May 8, 1986, October 1, 1992, June 29, 1987, April 1, 1985 and June 14, 1985,
    respectively. Commencement of operations for the Class C shares of Growth, Global, Flexible Income, Tax-Exempt and Income Plus was October 1, 1993. Commencement of operations for Class A and Class C shares of Balanced, Capital Appreciation, Aggressive Growth and Equity-Income was December 2, 1994. Commencement of operations for Class B shares of each of the Portfolios was October 1, 1995. Commencement of operations for Class A, Class B and Class C shares of the Tactical Asset Allocation Portfolio was October 1, 1995. Commencement of operations for Class A, Class B and Class C shares of the C.A.S.E. Portfolio is February 1, 1996. (See Notes (4), (5) and (6) to Financial Highlights.)

(2) As of October 1, 1992, Growth Class A and Flexible Income Class A discontinued the practice of equalization accounting.

(3) Prior to May 1, 1991, no 12b-1 fees were incurred by Growth Class A shares. Effective May 1, 1991, Growth Portfolio Class A shares incurred 12b-1 fees at the rate of 0.25% in accordance with the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 applicable to those shares. Effective October 1, 1993 Growth Class A shares' 12b-1 fee rate changed from 0.25% to 0.35%. Prior to October 1, 1993, no 12b-1 fees were incurred by Flexible Income Class A shares. Effective October 1, 1993, Flexible Income Portfolio Class A shares incurred 12b-1 fees at the rate of 0.35% in accordance with the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 applicable to those shares.

(4) On October 1, 1993, IDEX Total Income Trust ("IDEX Total") was reorganized into IDEX II Flexible Income Portfolio, which had no prior operating history as of that date. Pursuant to the Agreement and Plan of Reorganization and Liquidation, Flexible Income acquired all of the assets and assumed all of the liabilities of IDEX Total in exchange for Class A shares of Flexible Income. All historical financial information relates to IDEX Total prior to the date it was reorganized into Flexible Income.

(5) On August 5, 1992, shareholders of AEGON USA High Yield Portfolio ("AEGON High Yield") approved an Agreement and Plan of Reorganization and Liquidation ("Reorganization Agreement") whereby, on August 7, 1992, AEGON High Yield was reorganized into IDEX II Income Plus (formerly known as IDEX II High Yield Portfolio), which had no prior operating history as of that date. Pursuant to the Reorganization Agreement, Income Plus acquired all of the assets and assumed all the liabilities of AEGON High Yield in exchange for shares of Income Plus. All historical financial information prior to August 7, 1992 relates to AEGON High Yield.

(6) On August 5, 1992, shareholders of AEGON USA Tax-Exempt Portfolio ("AEGON Tax-Exempt") approved an Agreement and Plan of Reorganization and Liquidation ("Reorganization Agreement") whereby, on August 7, 1992, AEGON Tax-Exempt was reorganized into IDEX II Tax-Exempt Portfolio, which had no prior operating history as of that date. Pursuant to the Reorganization Agreement, Tax-Exempt acquired all of the assets and assumed all of the liabilities of AEGON Tax-Exempt in exchange for shares of Tax-Exempt. All historical financial information prior to August 7, 1992 relates to AEGON Tax-Exempt.

(7) Total return has been calculated without deduction of a sales load, if any, on an initial purchase and assumes all dividends and distributions are paid in additional shares. Short periods (where applicable) are not annualized.


(8) For the period ended September 30, 1995, the annualized expense ratios for Tax-Exempt Class A and Class C, Flexible Income Class A and Class C, Balanced Class A and Class C, Equity-Income Class A and Class C, Capital Appreciation Class A and Class C and Aggressive Growth Class A and Class C would have been 1.35% and 1.60%, 1.94% and 2.49%, 4.48% and 5.03%,
    4.57% and 5.12%, 4.17% and 4.72%, 3.35% and 3.91%, respectively, without expense reimbursement by the investment adviser. The following summarizes the expense ratios without expense reimbursement by the investment adviser for those Portfolios whose ratios are net of expense reimbursement for prior periods. Short periods (where applicable) are annualized.


                 GROWTH                   GLOBAL              FLEXIBLE INCOME            TAX-EXEMPT              INCOME PLUS
         ----------------------   ----------------------  ----------------------   ----------------------  ----------------------
           CLASS A     CLASS C     CLASS A     CLASS C      CLASS A     CLASS C     CLASS A     CLASS C      CLASS A     CLASS C
         ----------  ----------   ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------
1994         --          --            --         --         2.13%       8.59%        1.30%      20.88%        --          --
1993         --          --          3.65%        --         1.56%         --         1.43%         --         --          --
1992         --          --            --         --         1.66%         --         1.20%         --         --          --
1991         --          --            --         --         1.75%         --         1.24%         --        1.21%        --
1990         --          --            --         --         1.60%         --         0.92%         --        1.44%        --
1989         --          --            --         --         1.56%         --         1.11%         --        1.09%        --
1988         --          --            --         --         1.96%         --         1.13%         --        1.11%        --
1987       1.39%         --            --         --           --          --         1.37%         --        1.20%        --
1986       2.21%         --            --         --           --          --         2.92%         --        2.25%        --
1985         --          --            --         --           --          --         5.62%         --        3.96%        --


    Transfer agent fees and expenses of Global and Capital Appreciation Portfolios had reductions of $323 and $8, respectively, for commission credits received through affiliated brokers during the period ended September 30, 1995. Custody fees of Capital Appreciation, Global, Growth, Equity-Income, Balanced, Flexible Income, Income Plus and Tax-Exempt Portfolios had custody earnings credit reductions of $2,040, $110,004, $121,069, $4,176, $2,317, $3,308, $14,555 and $6,647, respectively. The following summarizes the annualized expense ratios reduced by both affiliated brokerage and custody earnings credits for the period ended September 30, 1995. The Aggressive Growth Portfolio had no affiliated brokerage or custody earnings credits for the period ended
    September 30, 1995.


CAPITAL APPRECIATION       GLOBAL            GROWTH        EQUITY-INCOME         BALANCED     FLEXIBLE INCOME     INCOME PLUS
--------------------  ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
 CLASS A    CLASS C   CLASS A  CLASS C  CLASS A  CLASS C  CLASS A  CLASS C  CLASS A  CLASS C  CLASS A  CLASS C  CLASS A  CLASS C
 -------    -------   -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
  2.85%      3.40%     1.97%    2.52%    1.84%    2.38%    2.85%    3.40%    2.85%    3.40%    1.85%    2.40%    1.26%    1.81%

   TAX-EXEMPT
----------------
CLASS A  CLASS C
-------  -------
 1.00%    1.25%


(9) This rate is calculated by dividing the average value of the Portfolio's long-term investments during the period into the lesser of its respective long-term purchases or sales during the period. Short periods (where applicable) are annualized.

                            PERFORMANCE/TOTAL RETURN

Mutual fund performance is most often stated as "total return." Total return, expressed as a percentage, shows the change in value of fund shares, plus its income and capital gain distributions, net of expenses or sales charges, from the beginning of a period to the end of a period. Total return may be annual -- the return achieved in a year -- or cumulative, over a period of several years.

Each IDEX II Portfolio's performance is calculated separately for Class A, Class B and Class C shares.

You may also see a Portfolio's performance described in terms of "average annual total return." This rate shows the hypothetical annual compounded return that would have produced the same cumulative return if performance had been constant over the entire period. Because average annual returns for more than one year tend to smooth out variations in performance, such figures are not the same as actual year-by-year results.

The SAI contains a more detailed description of the method used to calculate average annual total return for each Portfolio.

YIELD

The current 30-day yield for a class of shares of the Flexible Income Portfolio, the Tax-Exempt Portfolio or the Income Plus Portfolio is based on the investment income earned during a particular 30-day period (including dividends, if any, and interest), less expenses (excluding reductions for affiliated brokerage and custody earnings credits) accrued during that period, divided by average shares outstanding during the period, and divided by the maximum offering price per share on the last day of the period. The resulting figure is multiplied by 12 for an annual yield.

PERFORMANCE SHOWN IN ADVERTISING

The Portfolios may advertise their returns in non-standard ways, or for periods in addition to those the NASD and SEC require to be shown. The Portfolios may also advertise returns without deducting sales charges; such returns would appear higher than actual returns which reflect sales charges.

Each class of shares of the Tax-Exempt Portfolio may advertise its "taxable equivalent yield." This figure shows the percentage yield an investor in a given tax bracket -- typically the highest -- would have to earn on a taxable investment in order to equal the tax-exempt income of the Portfolio.

COMMERCIAL PERFORMANCE RANKINGS AND COMPARISONS TO STANDARD INVESTING INDEXES


The Portfolios may sometimes advertise their "Lipper Rankings" or "Morningstar Ratings," or other ratings or rankings published by business magazines or newspapers such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, CHANGING TIMES, FORTUNE or INSTITUTIONAL INVESTOR. These rankings or ratings may include criteria relating to Portfolio characteristics, as well as to performance.


When the Portfolios advertise such rankings or ratings relating to the Portfolio performance, information will be included about the ranking category, the number of funds in the category, the period and criteria on which the ranking is based and the effect of sales charges, fee waivers and/or expense reimbursements.

A Portfolio may also compare its performance to other selected funds or to recognized market indexes, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), the Dow Jones Industrial Average, the Standard & Poor's Midcap Index, the Russell 2000, the NASDAQ Composite, the Lehman Brothers Intermediate Government Corporate Bond Index, the Lehman Brothers Long Government Corporate Bond Index, the Merrill Lynch High Yield Master Index, the Lehman Brothers Long Municipal Bond Index or the Morgan Stanley Capital International World Index.

The Global Portfolio's performance may be compared to the record of global market indicators such as the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of foreign common stock prices translated into U.S. dollars.

In addition, a Portfolio may make appropriate comparisons of its performance to the performance of other types of investments, including certificates of deposit, savings accounts and U.S. Treasury securities, or of certain interest rate and inflation indexes, such as the Consumer Price Index.

All performance figures are based on historical results and are not intended to predict future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

                 THE PORTFOLIOS: A SUMMARY OF THEIR OBJECTIVES,
                         INVESTMENT PRACTICES AND RISKS

/bullet/ THIS SECTION PROVIDES A DESCRIPTION OF THE IDEX II PORTFOLIOS. THE
         PORTFOLIOS ARE GENERALLY LISTED IN ORDER FROM THOSE WITH HIGHER TO LOWER RISK/REWARD CHARACTERISTICS. PORTFOLIOS WITH HIGHER RISK/REWARD CHARACTERISTICS MAY EXPERIENCE GREATER VOLATILITY IN NET ASSET VALUE CHANGES AND TOTAL RETURN. THIS SUMMARY SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS CALLED: SECURITIES IN WHICH THE PORTFOLIOS INVEST; HOW THE PORTFOLIOS INVEST; AND ADDITIONAL RISK FACTORS, WHICH PROVIDE MORE INFORMATION ABOUT THE PORTFOLIOS' INVESTMENTS, PRACTICES AND RISKS.

                                 INTRODUCTION TO
                                 THE PORTFOLIOS


Each Portfolio is a series of IDEX II Series Fund, an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). All Portfolios other than the Capital Appreciation Portfolio are diversified. The Capital Appreciation Portfolio is nondiversified. See How the Portfolios Invest - Diversification.

Each Portfolio has its own investment objective and policies. These are described, Portfolio by Portfolio, below.


Each Portfolio may change its investment objective without shareholder approval. You will be notified 30 days before any such change. Unless otherwise noted, a Portfolio may also change its investment policies without shareholder approval.

If a Portfolio changes its investment objective, its new objective may not suit your needs. You will be allowed 30 days after notice of an investment objective change to sell or exchange your Portfolio shares without paying a sales or exchange fee. If you sell or exchange your shares, you may, however, realize a taxable gain or loss.

There can be no assurance that a Portfolio will achieve its investment objective.

                         AGGRESSIVE GROWTH PORTFOLIO

OBJECTIVE: Long-term capital appreciation.

INVESTMENT FOCUS: The Aggressive Growth Portfolio is a diversified, actively managed portfolio primarily composed of equity securities traded on domestic stock exchanges or in the over-the-counter market. These securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights.

INVESTOR PROFILE: For the investor who aggressively seeks capital growth, and who can tolerate volatility in the value of an investment.

PRIMARY INVESTMENT PRACTICES: The Portfolio may engage in leveraging and options and futures transactions, which are considered speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund which does not engage in these activities.

Except during temporary defensive periods, the Portfolio invests at least 85% of its assets in equity securities. The sub-adviser may pick stocks of developing companies; older companies that appear to be entering a new stage of growth due to management changes or development of new technologies, products or markets; or companies providing products or services with a high unit volume growth rate.

In order to afford the Aggressive Growth Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Aggressive Growth Portfolio may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. Under those circumstances, investment income may constitute a proportionately larger amount of the return realized by the Portfolio.

                        CAPITAL APPRECIATION PORTFOLIO

OBJECTIVE: Long-term growth of capital in a manner consistent with the preservation of capital.


INVESTMENT FOCUS: The Capital Appreciation Portfolio is a nondiversified Portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the MidCap Index. Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for purposes of this policy. As of September 29, 1995, the MidCap Index included companies with capitalizations between approximately $120 million and $7.4 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.


INVESTOR PROFILE: For the investor who wants capital growth, but who also wants an investment which is intended to sustain its principal value over time.

PRIMARY INVESTMENT PRACTICES: The Portfolio invests in industries and stocks of companies the sub-adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The sub-adviser searches especially for stocks with earnings growth potential that may not be recognized by the market. Some fund holdings may create incidental income.

Medium-sized companies may suffer more significant losses as well as realize more substantial growth than larger issuers. Investments in such companies tend to be more volatile than investments in larger companies, and are somewhat speculative.

                               GLOBAL PORTFOLIO

OBJECTIVE: Long-term growth of capital in a manner consistent with preservation of capital primarily through investing in common stocks of foreign and domestic issuers.

INVESTMENT FOCUS: The Global Portfolio invests primarily in common stocks of foreign and domestic issuers. It also invests in securities issued by foreign or domestic governments, government agencies, and other government entities.

INVESTOR PROFILE: For the investor who wants capital growth without being limited to investments in U.S. securities. The investor should also be able to tolerate the significant risk factors associated with foreign investing.


PRIMARY INVESTMENT PRACTICES: The Global Portfolio's assets are normally invested in securities of issuers from at least five different countries, including the United States. Under unusual marketing circumstances, the Portfolio may, however, invest its assets in as few as three countries, or for temporary emergency defensive purposes, in a single country.


The Portfolio seeks to invest substantially all of its assets in common stocks of companies that the sub-adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. These stocks are selected solely for their capital growth potential; investment income is not a consideration.

In evaluating foreign investments, the manager looks for: prospects for relative economic growth among countries, regions or geographic areas; expected levels of inflation; government policies influencing business conditions; and the outlook for currency relationships.

                                GROWTH PORTFOLIO

OBJECTIVE: Growth of capital.

INVESTMENT FOCUS: The Growth Portfolio invests primarily in common stocks listed on a national securities exchange or on NASDAQ, which the Portfolio's sub-adviser believes have a good potential for capital growth. Investment analysis focuses on stocks with earnings growth potential that may not be recognized by the market. These securities are selected solely for their growth potential; investment income is not a consideration.

INVESTOR PROFILE: For the investor who wants capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in value.

PRIMARY INVESTMENT PRACTICES: The Growth Portfolio seeks to invest substantially all of its assets in common stocks when its sub-adviser believes that the relevant market environment favors such investing. Common stock investments are selected from industries and companies that the portfolio manager believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

                               C.A.S.E. PORTFOLIO

OBJECTIVE: Annual growth of capital through investment in companies whose management, financial resources and fundamentals appear attractive on a scale measured against each company's present value.

INVESTMENT FOCUS: The C.A.S.E. Portfolio's assets are normally invested in companies whose securities are traded on a national exchange or in the domestic over-the-counter markets. Companies are selected based on their perceived qualitative and quantitative fundamental strengths, on a market relative basis against other companies in the same industry, sector and against the broad market.

INVESTOR PROFILE: For investors who seek growth in excess of the S&P 500 on a quarterly basis, in good markets as well as bad markets, but want a diversified portfolio that seeks to have investments in companies that have below market risk characteristics. The investor should be comfortable with the price fluctuations of a stock portfolio.


PRIMARY INVESTMENT PRACTICES: Employing the sub-adviser's proprietary forms of market comparative and stock specific research, companies are selected after evaluating the present nature of the economic cycle and after the sub-adviser identifies what it believes to be attractive sectors, industries and company specific circumstances. The C.A.S.E. Portfolio normally invests in common, preferred and convertible stocks of firms that the sub-adviser believes exhibit below market risk characteristics supported by below market multiples on a leading, lagging and ten-year basis, and are perceived to have above average fundamentals including return on equity, price to earnings ratio and other balance sheet components to obtain long-term capital growth. The sub-adviser applies its proprietary forms of research to such companies which it believes exhibit superior products, above average growth rates along with sound management and financials. Each company selected in the Portfolio is monitored against more than two dozen disciplines, on a market and comparative basis, including insider's activity, market style leadership, earnings surprise, analyst's change in earnings projection, return on equity, five-year earnings per share growth, price earnings ratio, price-to-book, price to cash flow, institutional activity and holdings, stock price changes, price to 200 day moving average, price to historical rising inflation, price to declining U.S. dollar and earnings projected change. The sub-adviser believes that above average performance is as much a condition of eliminating bad situations as it is discovering good ones. Securities are sold when companies appear overvalued or lose the fundamentals necessary for future confidence as determined by the sub-adviser of the Portfolio. Under certain circumstances, the Portfolio may elect to invest 20% or more of its investable assets in money market instruments, repurchase agreements and cash equivalents.


                             EQUITY-INCOME PORTFOLIO

OBJECTIVE: Current income, long-term growth of income and capital appreciation.

INVESTMENT FOCUS: The Equity-Income Portfolio seeks to invest primarily in income-producing common or preferred stock when the portfolio manager believes that the market favors profitable investing in those securities. The Portfolio's remaining assets will ordinarily be invested in debt obligations, many of which will be convertible into common stock, and other fixed-income securities.

INVESTOR PROFILE: For the investor who wants current income with the prospect of income growth, plus the prospect of capital growth. The investor should be comfortable with the price fluctuations of a stock portfolio.

PRIMARY INVESTMENT PRACTICES: The Equity-Income Portfolio does not, at present, intend to invest more than 20% of its assets in equities which do not pay a dividend. The sub-adviser typically selects equities and securities convertible into equities issued by companies which display strong fundamental characteristics, including balance sheet quality, cash flow generation, earnings and dividend growth record and outlook, and profitability levels. The sub-adviser may also select securities based on other factors. For example, some securities may be purchased at an apparent discount to their appropriate value, anticipating that they will increase to that value over time. The Portfolio seeks to achieve an income yield in excess of the average dividend income yield of the stocks in the S&P 500.

The sub-adviser expects that the majority of the Portfolio's equity securities will be listed on a national securities exchange or traded on NASDAQ or in the U.S. over-the-counter market.


                       TACTICAL ASSET ALLOCATION PORTFOLIO


OBJECTIVE: Preservation of capital and competitive investment returns.

INVESTMENT FOCUS: The Tactical Asset Allocation Portfolio invests primarily in stocks, U.S. Treasury bonds, notes and bills and money market funds. Models are used in determining when the Portfolio's assets are "tactically" allocated among these groups of investments.

INVESTOR PROFILE: For the investor who wants a combination of capital growth and income, and who is comfortable with the risks associated with an actively traded portfolio which shifts assets between equity and debt.

PRIMARY INVESTMENT PRACTICES: The Tactical Asset Allocation Portfolio does not, at present, intend to invest more than 20% of its assets in equities which do not pay a dividend. The Portfolio focuses on high quality, liquid, large capitalization stocks. These stocks are selected via a "bottom-up" screening method (i.e., company by company, not industry by industry, or by any other large category) which seeks to identify undervalued companies. The screening method compares financial characteristics such as the price-to-cash flow ratio, price-to-sales ratio, price-to-earnings ratio (P/E ratio), dividend yield, and return on equity to a stock's historical norms. The Portfolio seeks to achieve an income yield in excess of the dividend income yield of the S&P 500. Undervalued companies -- those which are selling at less than true value -- are by definition out of favor with most investors. However, the portfolio manager believes that investors' expectations and the company's operating performance ultimately determine which statistically "undervalued" stocks make good investments. In order to preserve a margin of safety for the Portfolio's investors, the sub-adviser thoroughly reviews the risks surrounding stocks under consideration for investment. The goal is to choose stocks whose price has been driven down due to an "overreaction" by the market to their perceived risks. Stocks are given a careful fundamental and technical evaluation to determine their likely prospects for positive investment performance.

"Asset allocation" is an investment technique which shifts assets from one class of investment to another in anticipation of changes in market direction. The Tactical Asset Allocation Portfolio seeks to enhance its returns in positive markets by increasing its equity exposure, then to protect itself in negative markets by shifting assets into fixed income investments and reducing equity exposure.

The portfolio manager utilizes a series of linear statistical models that attempt to forecast total stock market returns for both short (12 to 18 months) and long (36 to 60 months) time periods. These time series models, developed by the sub-adviser, help compare anticipated risks and rewards of holding stocks versus holding treasury notes and money market funds. The models therefore determine when the sub-adviser "tactically" adjusts asset allocation through a gradual shifting of assets among stocks, U.S. Treasury bonds and notes and money market funds. A combination of fundamental, technical, sentiment and monetary variables is used in the forecasting models.

The Portfolio seeks to invest its assets primarily in income producing common or preferred stock when the sub-adviser believes that the market environment favors profitable investing in such securities. The remainder of the Portfolio will ordinarily be invested in debt obligations of U.S. issuers, some of which will typically be convertible into common stock.

If the forecasting models predict a decline in the stock market, the Portfolio may invest as much as 10% of its total assets in money market funds, within limits imposed by the 1940 Act, which restricts the Portfolio's investments in investment companies. The Portfolio will indirectly bear its proportionate share of any investment advisory fees and expenses paid by the funds in which it invests, in addition to the investment advisory fee and expenses paid by the Portfolio.

                               BALANCED PORTFOLIO

OBJECTIVE: Long-term capital growth, consistent with preservation of capital and balanced by current income.

INVESTMENT FOCUS: The Balanced Portfolio normally invests 40-60% of its assets in equity securities selected primarily for growth potential and 40-60% of its assets in fixed income securities. At least 25% of its assets normally will be invested in fixed income senior securities, which include corporate debt and preferred stocks.

INVESTOR PROFILE: For the investor who wants capital growth and income from the same investment, but who also wants an investment which has the prospect of sustaining its interim principal value through maintaining a balance between equity and debt. The Portfolio is not designed for investors who desire a consistent level of income.

PRIMARY INVESTMENT PRACTICES: The growth component of the Portfolio is expected to consist primarily of common stocks, selected in industries and companies that the sub-adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The sub-adviser's analysis of these stocks aims to find companies with earnings growth potential that may not be recognized by the market.

The income component of the Balanced Portfolio may consist of all types of income-producing securities, including common stocks selected primarily for their dividend payments, preferred stocks, convertible securities and debt securities of corporate and government issuers.

The Portfolio may select equity securities for the income component on the basis of growth potential, dividend paying properties, or some combination of both.

The Balanced Portfolio may shift assets between the growth and income portions of its portfolio based on its manager's analysis of the relevant market, financial and economic conditions. If the sub-adviser believes that growth securities will provide better returns than the yields available or expected on income-producing securities, then the Portfolio will place a greater emphasis on growth securities.

                            FLEXIBLE INCOME PORTFOLIO

OBJECTIVE: Maximum total return for shareholders, consistent with preservation of capital, by actively managing a portfolio of income-producing securities.

INVESTMENT FOCUS: As a fundamental policy, the Flexible Income Portfolio will normally invest at least 80% of its assets in income-producing securities. It may invest in all types of income-producing securities, including domestic or foreign securities issued by companies or by governments or governmental agencies and lower rated securities.

INVESTOR PROFILE: For the investor who wants current income enhanced by possible capital growth, and is willing to tolerate the fluctuation in principal value associated with changes in the interest rate environment and the risks associated with substantial holdings of high-yield/ high-risk bonds.

PRIMARY INVESTMENT PRACTICES: The Portfolio emphasizes total return, primarily through investing in corporate debt securities which offer higher yield but more risk than higher grade securities. It may purchase debt securities of any maturity. The average maturity of the Portfolio may vary substantially, depending on the sub-adviser's analysis of market, economic and financial conditions.

The Portfolio has no pre-established quality standards and may invest in debt securities of any quality, including lower rated bonds that may offer higher yields because of the greater risks involved in such investments. The Portfolio may also invest in unrated debt securities of foreign and domestic issuers.

The Flexible Income Portfolio may, at times, have substantial holdings of high-yield/high-risk bonds or unrated bonds of foreign and domestic issuers.

The Flexible Income Portfolio may also purchase mortgage-and other asset-backed securities, preferred stocks, income producing common stocks or securities convertible into common stocks if such securities appear to offer the best opportunity for maximum total return.

If rated securities held by the Portfolio are downgraded by a ratings agency, the sub-adviser will consider the advisability of keeping these securities.

The sub-adviser uses, but does not place sole reliance on, credit ratings in evaluating bonds and determining credit quality of the issuer.

                              INCOME PLUS PORTFOLIO

OBJECTIVE: As high a level of current income as is consistent with the avoidance of excessive risk.

INVESTMENT FOCUS: The Income Plus Portfolio invests in a diversified portfolio of fixed-income and convertible debt securities and dividend-paying common, preferred and convertible preferred stocks. Although yields on convertible securities are often lower than yields on nonconvertible bonds and preferred stocks of comparable investment quality, the Portfolio may invest in convertible securities if the total return is expected to provide higher current income than nonconvertible securities. The Portfolio may also hold or invest in common stocks which are acquired in conversion or exchange of, or in a unit offering with, fixed-income securities.

INVESTOR PROFILE: For the investor who wants high current income and is willing to tolerate the fluctuation in principal value associated with changes in the interest rate environment.


PRIMARY INVESTMENT PRACTICES: The Portfolio seeks yields as high as possible while managing risk through certain investment policies described below.


The Portfolio will not invest in rated securities that, at the time of investment, are rated below B by Moody's or B by S&P ("b," in the case of Moody's preferred stock ratings). It may invest in unrated securities which, in the manager's judgment, are of equivalent quality. The Portfolio may not invest in rated corporate securities if, after such investment, more than 50% of its total holdings of securities (other than commercial paper) would then be rated below B by Moody's or B by S&P.

The Portfolio may not invest in commercial paper of corporate issuers which is rated below Prime-2 by Moody's or A-2 by S&P. It may invest in unrated commercial paper of comparable quality, as determined by the sub-adviser.

Under certain conditions, the Income Plus Portfolio may temporarily invest some or all of its assets in short-term obligations such as (a) commercial paper and bankers' acceptances of U.S. banks; (b) U.S. dollar-denominated obligations of U.S. bank branches located outside the United States and of U.S. branches of foreign banks; (c) U.S. dollar-denominated time deposits (subject to certain restrictions described in the SAI); and (d) obligations of the U.S. government, its agencies or instrumentalities. Before investing in any foreign short-term bank obligations, the sub-adviser will consider factors including the political and economic condition in a country, the prospect for changes in the value of its currency, the possibility of expropriation or nationalization, and interest payment limitations, based on existing or prior actions of the foreign government. Such risks cannot be entirely eliminated from foreign investing.


If rated securities held by the Portfolio are downgraded by a ratings agency, the sub-adviser will consider the advisability of keeping these securities. At all times, however, the sub-adviser will ensure that no more than 50% of the Portfolio's total holdings (other than commercial paper) would be rated below B by Moody's or B by S&P.


The sub-adviser uses, but does not place sole reliance on, credit ratings in evaluating bonds and determining credit quality of the issuer.

                              TAX-EXEMPT PORTFOLIO

OBJECTIVE: Maximum current interest income exempt from federal income tax, consistent with preservation of capital.


INVESTMENT FOCUS: Ordinarily, at least 80% of the Tax-Exempt Portfolio's net assets will be invested in municipal obligations. These are obligations issued by states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities if the interest on such securities is, in the opinion of bond counsel, exempt from federal income tax. Income from municipal obligations may be subject to state and local tax and may constitute an item of preference for determining the federal alternative minimum tax. The weighted average maturity of securities in the Tax-Exempt Portfolio is generally expected to be between 20 and 35 years.


INVESTOR PROFILE: For the investor who wants high current federal tax-free income, and is willing to tolerate the fluctuation in principal value associated with changes in the interest rate environment. Yields on municipal obligations are typically lower that on similar taxable securities. The Tax-Exempt Portfolio is not well suited as an investment vehicle for tax-exempt retirement programs which receive no benefit from the tax-exempt nature of the majority of the Portfolio's income. Also, the benefits of tax-exempt income are greater for persons with higher taxable incomes.

PRIMARY INVESTMENT PRACTICES: The Portfolio seeks yields as high as possible while managing risk through certain investment policies described below.


The Portfolio normally invests at least 75% of its net assets in (a) municipal obligations which are rated at the time of purchase within the four highest ratings of Moody's or S&P; (b) municipal commercial paper rated at the time of purchase within the highest grade assigned by Moody's or S&P; and
(c) unrated municipal notes (with maturities between 6 months and 3 years) of issuers which, at the time of purchase, have outstanding at least one issue of municipal bonds rated in the four highest ratings of Moody's or S&P. In addition, the Portfolio may invest in unrated municipal obligations which the portfolio manager considers equal in quality to the four highest ratings of Moody's or S&P. Unrated municipal securities may be less liquid than rated securities. Therefore, their purchase by the Portfolio may entail somewhat greater risk than that involved in rated municipal obligations.

Bonds rated in the fourth category by Moody's or S&P have some speculative characteristics. The Portfolio's operating policies place no specific limit on the proportion of the Portfolio which may be made up of bonds in these categories, so long as the sub-adviser believes that the Portfolio's objective of preserving capital is being met.


If rated securities held by the Portfolio are downgraded by a ratings agency, the sub-adviser will consider the advisability of keeping these securities.

The Portfolio may also invest in floating and variable rate municipal obligations or participation interests in such obligations. The interest on these obligations or participations must be free from federal income tax, and the credit quality must be equal to long-term bonds rated in the four highest Moody's or S&P categories, or to short-term bonds rated in the two highest Moody's or S&P categories.

Under certain conditions, the Portfolio may invest as much as 20% of its assets in taxable securities. For example, the Portfolio may make such investments due to market conditions, while temporarily holding funds in readiness for tax-exempt investments, or to provide highly liquid securities to meet anticipated share sales. Such investments may also be made when the sub-adviser determines that a defensive position is required in anticipation of a decline in the market value of portfolio securities. These temporary investments may consist of the following fixed-income, short-term securities: (a) U.S. government securities; (b) certificates of deposit issued by domestic banks with assets of at least $1 billion and having deposits insured by the Federal Deposit Insurance Corporation; (c) repurchase agreements with respect to government securities; and (d) commercial paper rated P-1 by Moody's or A-1 by S&P.

A period of rising commercial interest rates may adversely affect the value of the Portfolio and its net asset value per share. This may require rapid portfolio turnover, with temporary investments in lower-yielding and taxable instruments, to adjust the Portfolio to higher prevailing rates. Conversely, portfolio values will tend to increase in periods of falling commercial rates.

Congress has periodically considered proposals to restrict or eliminate the federal income tax exemption for interest on certain types of, or on all, municipal obligations. Such legislation would affect the availability of municipal obligations for investment and the value of the Portfolio's assets.

The Portfolio's income which is exempt from federal taxes is not generally exempt from state and local income taxes.

                             SECURITIES IN WHICH THE
                                PORTFOLIOS INVEST

A Portfolio's potential risks and rewards are achieved fundamentally from the investments it makes. This section discusses those securities with special risk/reward considerations. This section should be read together with the section called Additional Risk Factors.

                               FOREIGN SECURITIES

Subject to the following limitations, nine of the eleven Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States.

/bullet/ The Growth, Balanced, Capital Appreciation, Aggressive Growth, Tactical
         Asset Allocation and C.A.S.E. Portfolios may invest up to 25% of their individual assets, directly or indirectly, in foreign securities.

/bullet/ The Global Portfolio may invest without limit in foreign securities.

/bullet/ The Equity-Income Portfolio may invest up to 25% of its assets directly or indirectly in foreign securities, provided that no more than 10% of its assets may be invested directly in such securities denominated in foreign currency and not publicly traded in the United States.

/bullet/ The Flexible Income Portfolio may invest up to 50% of its assets, directly or indirectly, in foreign securities, provided that no more than 25% of its assets may be invested in the securities of the government or private issuers of any one foreign country.

In addition to direct foreign investment, these Portfolios may also invest in foreign securities through American Depositary Receipts ("ADRs") or American Depositary Shares ("ADSs"), which are dollar-denominated receipts issued by domestic banks or securities firms. ADRs and ADSs are publicly traded on U.S. exchanges, and may not involve the same risks as securities denominated in foreign currency.

Each of these Portfolios may also indirectly invest in foreign securities through European Depositary Receipts ("EDRs"), which are typically issued by European banks; in Global Depositary Receipts ("GDRs"), which may be issued by domestic or foreign banks; and in other types of receipts evidencing ownership of foreign securities.

Investments in foreign securities involve different risks from investing in domestic securities. See Additional Risk Factors.

                           FUTURES, OPTIONS AND OTHER
                             DERIVATIVE INSTRUMENTS

The Growth, Global, Flexible Income, Balanced, Capital Appreciation, Aggressive Growth, Equity-Income, Tactical Asset Allocation and C.A.S.E Portfolios may write and purchase options on securities, as well as engage in transactions involving options on securities or foreign currencies, futures contracts, options on futures contracts, forward currency contracts, and interest rate swaps, caps and floors. These instruments are commonly called derivatives, because their price is derived from an underlying index, security or other measure of value.

These Portfolios use derivatives primarily as a hedge -- that is, to protect portfolio positions against market or currency swings.

Futures contracts and related options may be used to attempt to enhance profit, but each Portfolio limits non-hedging use of such instruments by requiring that the aggregate initial margin and premiums required to establish non-hedging positions will not exceed 5% of the fair market value of such Portfolio's net assets.

The Equity-Income and Tactical Asset Allocation Portfolios do not currently intend to purchase or sell any derivatives. However, they may do so in the future.


The Flexible Income Portfolio may also write and purchase options on securities to attempt to enhance income. Call options, which give the buyer the right to "call away" a portfolio security at a designated price until a certain date, must be "covered" -- that is, the Portfolio must own the securities required to fulfill the contract.

The Income Plus Portfolio may purchase and sell contracts for the future delivery of fixed-income securities at an established price, commonly called "interest rate futures contracts." It does so only for the purpose of hedging against anticipated interest rate changes that would adversely affect the value of Portfolio securities. The Portfolio will maintain cash or cash equivalents equal in value to the market value of futures contracts purchased (less related margin deposits) to assure that its position is fully collateralized and that its use of such contracts is minimally leveraged.

The Aggressive Growth Portfolio intends to use derivatives for hedging as well as to enhance income, subject to these limitations:

/bullet/ The Portfolio may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets.

/bullet/ The Portfolio does not intend to write any put options.

/bullet/ The Portfolio may buy only those options listed on a national securities exchange.

/bullet/ The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets.

/bullet/ No more than 5% of the Portfolio's total assets will be committed to non-hedging transactions.

/bullet/ The Portfolio will buy and sell stock index futures contracts and options on stock index futures only for hedging or other permissible risk-management purposes, not for speculation. Aggregate initial margins and premiums on such investments may not be more than 5% of the Portfolio's assets.

The Portfolios' futures contracts activities are limited in such a manner as to qualify for certain exemptions from registration with the Commodity Futures Trading Commission.

There can be no assurance that the use of derivatives will help a Portfolio achieve its investment objective. Derivatives involve special risks. See Additional Risk Factors.

For more information about derivatives and their risks, see the SAI.

                               MORTGAGE AND OTHER
                             ASSET-BACKED SECURITIES

Each Portfolio may invest up to 25% of its net assets in mortgage- and other asset-backed securities. These are subject to prepayment risk -- the possibility that early payoffs of underlying mortgages or other loans will cause the principal and interest on the security to be paid before its stated maturity. These early payments are more likely during periods when long-term interest rates decline. In the event of such a prepayment during an interest rate decline, a Portfolio may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Portfolio's ability to participate in the kind of market gains possible with comparable government securities not subject to prepayment.

                             CONVERTIBLE SECURITIES

The Portfolios may invest in varying degrees in convertible securities, which may include corporate notes or preferred stock, but ordinarily are long-term debt obligations which are convertible at a stated rate and time into common stock of the issuer.

As with all debt securities, the market value of convertibles tends to decline as interest rates rise and to increase as interest rates fall. Convertible securities generally offer lower interest rates or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible exceeds the conversion price, the price of the convertible tends to rise like the common stock price. When the price of the underlying stock declines, the convertible tends to trade increasingly on a yield basis; therefore, its price may not fall as much as the price of the common stock.

Convertible securities generally rank senior to common stocks in an issuer's capital structure. That means convertible obligations are supposed to be paid off before common stock obligations. Consequently, most convertibles are of higher quality and entail less risk of decline in market value than the issuer's common stock. However, the extent to which such risk is reduced depends largely on the market value of the convertible as a debt security -- i.e., if compared to other debt securities, the convertible pays a competitive rate and is in demand, its price will hold up.


Each Portfolio will evaluate convertibles for potential investment using the same ratings criteria as such Portfolio would use for investments in non-convertible debt securities. See Securities in Which the Portfolios Invest-Debt Securities.


                          WHEN-ISSUED, DELAYED DELIVERY
                            AND FORWARD TRANSACTIONS

Each Portfolio, other than the Tax-Exempt and Tactical Asset Allocation Portfolios, may buy securities on a when-issued or delayed delivery basis. They may also enter into contracts to buy securities for a fixed price at a future date beyond normal settlement time ("forward commitments").

The Tax-Exempt Portfolio may purchase municipal bonds on a when-issued or delayed delivery basis.

The Portfolios bear the risk that the value of such securities may change before delivery and the risk that the seller may not complete the transaction.

                               ILLIQUID SECURITIES

The Growth, Global, Flexible Income, Balanced, Capital Appreciation, Aggressive Growth, Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios may invest as much as 15% of their net assets in securities that are considered illiquid. The Tax-Exempt and Income Plus Portfolios may invest as much as 10% of net assets in such securities.

Securities are considered illiquid if there is no readily available market for them, or because they carry legal or contractual restrictions on resale. It often takes more time to sell illiquid securities, and costs more in brokerage or dealer discounts or other expenses than does the sale of exchange-listed securities or securities traded over-the-counter. As a result, a Portfolio may not be able to sell such securities readily when the sub-adviser thinks it proper to do so. The sub-adviser may have to sell an alternative security in order to meet short-term needs for cash such as shareholder redemption requests at a time that may not be advantageous.


Certain securities, called Rule 144A securities, are not registered for sale to the public, but may be sold to certain institutional investors. Rule 144A securities may be considered liquid if a dealer or an institutional market exists for them. Procedures have been established by the Portfolios' sub-advisers and Board of Trustees to determine if certain Rule 144A securities and other securities, including commercial paper, are liquid. Under similar procedures for the Flexible Income and Tax-Exempt Portfolios, the sub-adviser and Board of Trustees may determine that certain municipal leases are liquid. Securities purchased under these rules may later become illiquid. The Portfolios' investments in such securities could have the effect of increasing the level of Portfolio illiquidity to the extent that a dealer or institutional trading market declines.


The Tactical Asset Allocation Portfolio does not currently intend to invest in illiquid securities.

                              ZERO COUPON BONDS AND
                                OTHER SECURITIES


Each of the Portfolios other than the Aggressive Growth Portfolio may invest as much as 10% of their assets in zero coupon bonds, step coupon bonds, pay-in-kind securities or strips.


/bullet/ Zero coupon bonds do not make regular interest payments. They are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity.

/bullet/ Step coupon bonds sell at a discount and pay a low coupon rate for an initial period, then pay a higher coupon rate thereafter.

/bullet/ Pay-in-kind securities may pay interest in cash or in the form of a similar bond or other asset.

/bullet/ Strips are debt securities that are stripped of their interest after the securities are issued, but are comparable to zero coupon bonds.

The market value of these four kinds of securities generally fluctuates more in response to interest rate changes than does the market value of interest-paying securities of comparable quality and term. The Portfolios may realize greater gains or losses as a result of such fluctuations.

To pay cash distributions from income earned on these kinds of securities, the Portfolios may sell certain securities and may incur a capital gain or loss on the sale.

                             REPURCHASE AND REVERSE
                              REPURCHASE AGREEMENTS

Each of the Portfolios may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to resell it to the seller, generally a bank or broker-dealer who agrees to repurchase the security, at a specified price and date or on demand. This technique is a method of earning income on idle cash. The repurchase agreement is effectively secured by the value of the underlying security.

If a seller fails to repurchase the security as agreed, the Portfolio may suffer a loss if the security's value declines before it can be sold on the open market. If the seller goes bankrupt, a Portfolio may encounter delays and increased costs in selling the underlying security.

Repurchase agreements maturing in more than seven days are subject to the limits described above on illiquid securities.

In a reverse repurchase agreement, a Portfolio sells a security to another party such as a bank or broker-dealer in return for cash and the Portfolio agrees to buy the security back at a future date and price. These agreements may provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without actually selling portfolio securities. They also may help earn additional income on securities like treasury bills and notes.

                           U.S. GOVERNMENT SECURITIES

Each of the Portfolios may invest in U.S. government securities, which are debt securities backed either by the credit of the U.S. government as a whole or only by the credit of the issuing agency or instrumentality. Securities issued by the Federal Home Loan Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury bonds, notes and bills, and some agency securities, such as those issued by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality U.S. government securities.

The Portfolios themselves, and their share prices and yields, are not guaranteed by the U.S. government.

                                 DEBT SECURITIES

None of the Portfolios, other than the Flexible Income and Income Plus Portfolios, may invest more than 5% of its net assets in junk bonds. The Flexible Income Portfolio may invest without limit, and the Income Plus Portfolio may invest up to 50% of its assets, in junk bonds. Bonds rated below investment grade are commonly known as "junk bonds" and normally involve greater risk than investment grade securities. (See Additional Risk Factors.)


The Aggressive Growth and C.A.S.E. Portfolios may invest in debt securities rated only in the three highest categories by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A).

The Equity-Income and Tactical Asset Allocation Portfolios will limit investments in commercial paper to obligations rated Prime-1 by Moody's or A-1 by S&P.


The Portfolios may also buy unrated securities that, in the sub-adviser's opinion, are equal in quality to the Portfolio's rated debt securities.

Unrated debt securities are not necessarily of lower grade than rated securities, but they may not be as attractive to some buyers. The Portfolios rely on the credit analysis of their sub-advisers when investing in unrated debt securities.

See the IDEX II Tax-Exempt Portfolio - Primary Investment Practices for a discussion of the Portfolio's investments in debt securities.

                                     HOW THE
                                PORTFOLIOS INVEST

A Portfolio's potential risks and rewards are affected by the investment techniques practiced by the Portfolio. This section discusses investing techniques with special risk/reward considerations.

                                 DIVERSIFICATION

Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio.

Each of the Portfolios other than the Capital Appreciation Portfolio is diversified as a matter of fundamental policy, and is defined as a diversified investment company under the 1940 Act. A diversified company must have at least 75% of the value of its total assets in cash and cash items (including receivables), government securities, securities of other investment companies and other securities. For purposes of this calculation, the company may not count securities of a single issuer that account for more than 5% of the company's assets or that constitute more than 10% of the issuer's voting securities. The Capital Appreciation Portfolio is a nondiversified investment company.

As a fundamental policy governing concentration, each of the Portfolios will not invest more than 25% of assets in any one particular industry, other than U.S. government securities.

The Capital Appreciation Portfolio reserves the right to become a diversified investment company (as defined by the 1940 Act). Currently, however, its policies are as follows:

With respect to 50% of its assets, the Capital Appreciation Portfolio will not buy the securities of any one issuer (other than cash items and U.S.
government securities) if, as a result, the Portfolio

/bullet/ owns more than 10% of the outstanding voting securities of that issuer;
         or

/bullet/ the value of the Portfolio's holdings of that issuer exceeds 5% of the value of the Portfolio's total assets.

The Capital Appreciation Portfolio may invest as much as 50% of its assets in the securities of as few as two issuers. However, it does not expect to do so unless its sub-adviser sees the potential for substantial capital appreciation in such an investment. The Portfolio does intend to take advantage of the flexibility of its nondiversification policy by investing more than 5% of total assets in the securities of one issuer.

To the extent that the Portfolio makes such single large investments, it increases its exposure to credit and/or market risks, and to the profit potential, associated with a single issuer. Both profit potential and risk are greater in a nondiversified portfolio than in a diversified portfolio.

See The Portfolios: A Summary of Their Objectives, Investment Practices and Risks for discussion of the individual Portfolios' diversification styles.

                               PORTFOLIO TURNOVER

Although it is the policy of the Growth, Global, Flexible Income, Balanced, Capital Appreciation, Aggressive Growth, Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios to buy and hold securities for their stated investment objectives, changes in these holdings will be made whenever the respective portfolio managers believe they are advisable. Such changes may result from:

/bullet/ liquidity needs;

/bullet/ securities having reached a price or yield objective;

/bullet/ anticipated changes in interest rates or the credit standing of an issuer; or

/bullet/ developments not foreseen at the time of the investment decision.

To a limited extent, these Portfolios may engage in a significant number of short-term transactions if such investing serves their objectives. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate.


The estimated annual portfolio turnover rate of the Tactical Asset Allocation is expected to be under 100%. The estimated portfolio turnover rate of the C.A.S.E. Portfolio is expected to exceed 100%, but to be under 200% annually.


The investment policies of the Tax-Exempt and Income Plus Portfolios may lead to frequent changes in investments, particularly when interest rates fluctuate rapidly. Securities may be sold in anticipation of a decline in portfolio value (a rise in interest rates) or bought in anticipation of an increase in portfolio value (a fall in interest rates).

In addition, a security may be sold and another bought at approximately the same time to take advantage of a temporary disparity, in the manager's judgment, in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or to the general movement of interest rates; instead, this disparity may come about because of changes in the overall demand for or supply of various types of securities or because of changes in the objectives of investors in such securities.

Turnover rate will not limit a manager's ability to buy or sell securities for either of these Portfolios. Certain tax rules may restrict a Portfolio's ability to sell securities when the security has been held for less than three months.


Increased turnover results in higher brokerage costs or mark-up charges for a Portfolio; these charges are ultimately borne by the shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to the Portfolio's shareholders.


For historical Portfolio turnover rates, see Financial Highlights. For more discussion of portfolio turnover, see the SAI.

                        CASH POSITIONS AND DEBT INVESTING
                               BY STOCK PORTFOLIOS

The portfolio managers of the Aggressive Growth, Capital Appreciation, Growth, Global, Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios may at times choose to hold some portion of net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a Portfolio increases its cash or debt investment position, its income may increase while its ability decreases to participate in stock market declines or advances.

                                   SHORT SALES

Each of the Portfolios may sell securities "short against the box." A short sale is a sale of a security that the Portfolio does not own. A short sale is "against the box" if, at all times when the short sale is open, the Portfolio owns an equal amount of the securities sold short or convertible into those same securities, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

                              BORROWING AND LENDING

Each Portfolio may borrow money from banks for temporary or emergency purposes. The amount borrowed shall not exceed 25% of total assets for the Growth, Global, Flexible Income, Balanced, Capital Appreciation,
Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios, and 33 1/3% of total assets for the Tax-Exempt and Income Plus Portfolios.

To secure borrowings, a Portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets for the Growth, Global, Flexible Income, Balanced, Capital Appreciation, Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios, and 10% of net assets for the Tax-Exempt and Income Plus Portfolios.

The Tactical Asset Allocation Portfolio does not currently intend to borrow.

The Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios may borrow money from or lend money to other funds that permit such transactions and that are advised or sub-advised by Janus Capital Corporation ("Janus Capital"). The Portfolios must seek and obtain permission to do so from the SEC. There is no assurance that such permission will be granted.

The Aggressive Growth Portfolio may borrow for investment purposes -- this is called "leveraging." The Portfolio may borrow only from banks, not from other investment companies.

The 1940 Act requires that a Portfolio maintain continuous asset coverage of 300% of the amount borrowed -- that is, total assets including borrowings, less liabilities exclusive of borrowings, must be three times the amount borrowed. There are risks associated with leveraging:

/bullet/ If the Portfolio's asset coverage drops below 300% of borrowings, the Portfolio may be required to sell securities within three days to reduce its debt and restore the 300% coverage, even though it may be disadvantageous to do so.

/bullet/ Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's securities.

/bullet/ Money borrowed for leveraging will be subject to interest costs. In certain cases, interest costs may exceed the return received on the securities purchased.

/bullet/ The Portfolio may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

State law and regulations may impose additional limits on the Portfolio's borrowing.

For more information about borrowing and lending, see the SAI.

                          LENDING PORTFOLIOS SECURITIES

Each of the Portfolios other than the Tax-Exempt and Income Plus Portfolios may lend securities to broker-dealers and financial institutions to realize additional income. As a fundamental policy, these Portfolios (except for the Aggressive Growth Portfolio) will not lend securities or other assets if, as a result, more than 25% of total assets would be lent to other parties. In practice, at this time, none of these Portfolios intend to lend securities or make any other loans valued at more than 5% of total assets.

As a fundamental policy, the Aggressive Growth Portfolio may not make loans to others, except through buying qualified debt obligations, lending portfolio securities or entering into repurchase agreements. The Aggressive Growth Portfolio will not lend securities or other assets if, as a result, more than 20% of its total assets would be lent to other parties.

If the borrower of a security defaults, the Portfolio may be delayed or prevented from recovering collateral, or may be otherwise required to cover a transaction in the security loaned.

If portfolio securities are loaned, collateral values must be continuously maintained at no less than 100% by pricing both the securities loaned and the collateral daily.

If a material event is to be voted upon affecting a Portfolio's investment in securities which are on loan, the Portfolio will take such actions as may be appropriate in order to vote its shares.

For more information about lending securities, see the SAI.

                         MASTER FUND/FEEDER FUND OPTION

The Fund may in the future seek to achieve the investment objective of the Growth, Global, Flexible Income, Balanced, Capital Appreciation, Aggressive Growth, Equity-Income, Tactical Asset Allocation or C.A.S.E. Portfolios by investing all of a Portfolio's assets in another investment company having the same objective and substantially the same investment policies and restrictions.

Such an investment would be made only if the Board of Trustees of the Fund determines it would be in the best interests of the Portfolio and its shareholders. In making this determination, the Board will consider benefits to shareholders and the opportunities to reduce costs and increase efficiency, among other things. Should such a determination be made, shareholders will be given at least 30 days notice.

                              CHANGES IN INVESTMENT
                               POLICIES AND RULES

Each Portfolio is subject to investment restrictions, certain of which are fundamental policies of that Portfolio. As such, they may not be changed without shareholder approval. Non-fundamental investment restrictions and operating policies may be changed by the Board of Trustees without shareholder approval.

The investment restrictions of each Portfolio are described in the SAI.

                           NEW INVESTMENT INSTRUMENTS

The sub-advisers reserve the right to evaluate new financial instruments as they are developed and become actively traded. Subject to any applicable investment restriction, a Portfolio may invest in any such investment products that its manager believes will further the Portfolio's investment objective.

                             ADDITIONAL RISK FACTORS

All investments involve risks. Some securities and some investment practices involve taking special or additional risks. This section describes a number of those risk factors.

                               FOREIGN SECURITIES

Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers. These risks include:

CURRENCY VALUE. Changes in currency exchange rates may affect the value of foreign securities and the value of their dividend or interest payments and, therefore, a Portfolio's share price and returns. Currency exchange rates are affected by numerous factors, including relative interest rates, balances of trade, levels of foreign investment and manipulation by central banks. The foreign currency market is essentially unregulated and can be subject to speculative trading. From time to time, many countries impose exchange controls which limit or prohibit trading in certain currencies.

CURRENCY TRADING COSTS. ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currencies. However, the value of the currency in which the foreign security represented by the ADR is denominated may affect the value of the ADR.

To the extent that a Portfolio invests in foreign securities denominated in foreign currencies, its share price reflects the price movements both of its securities and of the currencies in which they are denominated. The share price of a Portfolio that invests in both U.S. and foreign securities may have a low correlation with movements in the U.S. markets. If most of the securities in a Portfolio are denominated in foreign currencies or depend on the value of foreign currencies, the relative strength of the U.S. dollar against those foreign currencies may be an important factor in that Portfolio's performance. A Portfolio incurs costs in converting foreign currencies into U.S. dollars, and vice versa.

DIFFERENT ACCOUNTING AND REPORTING PRACTICES. Foreign companies are generally subject to tax laws and to accounting, auditing and financial reporting standards, practices and requirements different from those that apply in the U.S.

LESS INFORMATION AVAILABLE. There is generally less public information available about foreign companies.

LESS REGULATION. Many foreign countries have less stringent securities regulations than the U.S.

MORE DIFFICULT BUSINESS NEGOTIATIONS. A Portfolio may find it difficult to enforce obligations in foreign countries or to negotiate favorable brokerage commission rates.

REDUCED LIQUIDITY/INCREASED VOLATILITY. Some foreign securities are less liquid, and their prices more volatile, than securities of comparable U.S. companies.

SETTLEMENT DELAYS. Settling foreign securities transactions may take longer than settlements in the U.S.

HIGHER CUSTODY CHARGES. Custodianship of shares may cost more for foreign securities than it does for U.S. securities.

ASSET VULNERABILITY. In some foreign countries, there is a risk of direct seizure or appropriation through taxation of assets of a Portfolio. Certain countries may also impose limits on the removal of securities or other assets of a Portfolio. Interest, dividends and capital gains on foreign securities held by a Portfolio may be subject to foreign withholding taxes.

POLITICAL INSTABILITY. In some countries, political instability, war or diplomatic developments could affect investments.

These risks may be greater in developing countries or in countries with limited or developing capital markets. In particular, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities. As a result, securities of issuers located in developing countries may have limited marketability and may be subject to abrupt or erratic price fluctuations.

At times, the Portfolios' foreign securities may be listed on exchanges or traded in markets which are open on days (such as Saturday) when the Portfolios do not compute a price or accept orders for purchase, sale or exchange of shares. As a result, the net asset value of the Portfolios may be significantly affected by trading on days when shareholders cannot make transactions.

HEDGING FOREIGN CURRENCY TRANSACTIONS. A Portfolio may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency. For example, a Portfolio may buy or sell securities while using forward currency contracts to fix a price in U.S. dollars for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio may enter into contracts to sell a foreign currency for U.S. dollars (not exceeding the value of a given Portfolio's assets denominated in that currency) or by participation in options or futures contracts with respect to a currency ("position hedge").

A Portfolio could hedge a position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars ("proxy hedge"). Or it may enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to a given currency, if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

As an operating policy, a Portfolio will not commit more than 10% of its assets to the consummation of cross-hedge contracts, and will either cover such transactions with liquid portfolio securities denominated in the applicable currency or segregate high-grade, liquid assets in the amount of such commitments. In addition, when a Portfolio anticipates buying securities denominated in a particular currency, it may enter into a forward contract to purchase such currency in exchange for the U.S. dollar or another currency ("anticipatory hedge").

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency, and may adversely affect a Portfolio's performance if the manager's projection of future exchange rates is wrong.

                           FUTURES, OPTIONS AND OTHER
                             DERIVATIVE INSTRUMENTS

Generally, options, futures contracts, forward contracts and swap-related products ("derivative instruments") involve additional investment risks and transaction costs, and draw upon skills and experience which are different from those needed to pick the other securities or instruments in which a Portfolio invests. Special risks of derivatives' use include:

INACCURATE MARKET PREDICTIONS. If interest rates, securities prices or currency markets do not move in the directions expected by a portfolio manager who uses derivatives based on those measures, these instruments may fail in their intended purpose and result in losses to the Portfolio.

IMPERFECT CORRELATION. Derivatives' prices may be imperfectly correlated with the prices of the securities, interest rates or currencies being hedged. When this happens, the expected benefits may be diminished.

ILLIQUIDITY. A liquid secondary market may not be available for a particular instrument at a particular time. A Portfolio may therefore be unable to control losses by closing out a derivative position.

TAX CONSIDERATIONS. A Portfolio may have to delay closing out certain derivative positions to avoid adverse tax consequences.

The risk of loss from investing in derivative instruments is potentially unlimited. See the SAI for more information about derivatives.

                             FIXED INCOME INVESTING

Risk in the fixed income component of any Portfolio depends on (1) the term of the securities; (2) the quality of the securities; and (3) changes in interest rates.

When prevailing interest rates trend downward, the price of existing debt securities tends to go up, because the coupon payments (or yield) of those securities becomes more valuable in comparison to prevailing rates. When interest rates trend upward, the price of existing securities tends to go down.

This effect usually becomes more pronounced with longer-term issues than with shorter-term issues.

The effect of these fluctuations, in turn, on a Portfolio's share price and yield depends on the extent to which a Portfolio is invested in debt securities.

                           HIGH-YIELD/HIGH-RISK BONDS

High-yield/high risk debt securities are also known as "junk bonds." These bonds involve significant quality and liquidity concerns. Their yields fluctuate. They are not suitable for short-term investing.

Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower categories by services such as S&P or Moody's. Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and unrated securities are less liquid than higher rated securities.


Lower rated debt securities (including convertibles) carry significant default risk -- the risk that the issuer will not make interest or principal payments when due. Because the coupon rates on these securities are high, the issuers might experience great financial stress in an economic downturn or during periods of rising interest rates. This stress might adversely affect their ability to make interest or principal payments or to obtain additional credit. A bond default within the Portfolio would cause losses to the Portfolio.

The performance of high-yield debt securities in an economic downturn cannot be precisely predicted.

Appendix A of this Prospectus contains a description of bond rating categories and includes a weighted average debt rating table for the Flexible Income and Income Plus Portfolios.

                               SPECIAL SITUATIONS

Each Portfolio may invest in "special situations" from time to time. Special situations arise when, in the opinion of a portfolio manager, a company's securities may be recognized, then increase considerably in price, due to:

/bullet/ a new product or process;

/bullet/ a management change;

/bullet/ a technological breakthrough;

/bullet/ an extraordinary corporate event; or

/bullet/ a temporary imbalance in the supply of, and demand for, the securities of an issuer.

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a Portfolio will depend on the size of the Portfolio's investment in a situation.

                               INVESTMENT ADVISORY
                               AND OTHER SERVICES

The Fund is run by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each Portfolio are managed by investment advisers and sub-advisers, and by portfolio managers. This section describes IDEX II Series Fund's ownership, organization and management.

                                    TRUSTEES

The Board of Trustees is responsible for managing the business and affairs of IDEX II Series Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the Portfolios' assets by the investment advisers and sub-advisers. Information about the Trustees and officers of the Fund is contained in the SAI.



                            GROWTH, GLOBAL, FLEXIBLE
                          INCOME, BALANCED AND CAPITAL
                             APPRECIATION PORTFOLIOS


                               INVESTMENT ADVISER

These Portfolios have each entered into a Management and Investment Advisory Agreement ("Advisory Agreement") with Idex Management, Inc. ("IMI"), whose address is 201 Highland Avenue, Largo, Florida 34640, to act as its investment adviser. IMI has served as investment adviser to IDEX Fund, IDEX II Series Fund Growth, Global, Flexible Income (and its predecessor, IDEX Total Income Trust), Balanced and Capital Appreciation Portfolios and IDEX Fund 3 since the inception of each Fund or Portfolio.


                               ADVISORY FEES PAID
                               BY THESE PORTFOLIOS

IMI is responsible for furnishing or causing to be furnished to each of these Portfolios investment advice and recommendations, and for supervising the purchase and sale of securities as directed by appropriate Fund officers. In addition, IMI is responsible for the administration of each of these Portfolios.

The Portfolios pay IMI an annual fee, computed daily and paid monthly, based on each Portfolio's average daily net assets, as shown in the Advisory Fee Schedule.


The investment advisory fees paid by these Portfolios are higher than those paid by most other funds.


                           ADVISORY FEE REIMBURSEMENT


IMI will reimburse a Portfolio or waive fees, or both, to the extent that the Portfolio's normal net operating expenses, including advisory fees but excluding interest, taxes, brokerage commissions and 12b-1 fees, exceed on an annual basis the lesser of the most restrictive expense limitation imposed by any state in which its shares are offered, or, with respect to the Growth, Flexible Income, Balanced and Capital Appreciation Portfolios, 1.50% of that Portfolio's average daily net assets.


                            TAX-EXEMPT, INCOME PLUS,
                           AGGRESSIVE GROWTH, EQUITY-
                        INCOME, TACTICAL ASSET ALLOCATION
                             AND C.A.S.E. PORTFOLIOS


                               INVESTMENT ADVISER

These Portfolios have each entered into an Advisory Agreement with InterSecurities, Inc. ("ISI"), whose address is 201 Highland Avenue, Largo, Florida 34640, to act as its investment adviser. ISI has served as investment adviser to the Tax-Exempt and Income Plus Portfolios since 1992, the Aggressive Growth and Equity-Income Portfolios since their inception in December of 1994, the Tactical Asset Allocation Portfolio since its inception in October, 1995 and the C.A.S.E. Portfolio since its inception in February, 1996. ISI is an affiliate of IMI.


                              ADVISORY FEES PAID BY
                                THESE PORTFOLIOS

ISI is responsible for furnishing or causing to be furnished to each of these Portfolios investment advice and recommendations, and for supervising the purchase and sale of securities as directed by appropriate Fund officers. In addition, ISI is responsible for the administration of each of these Portfolios.

The Portfolios pay ISI an annual fee, computed daily and paid monthly, based on each Portfolio's net assets, as shown in the Advisory Fee Schedule.


The investment advisory fees paid by these Portfolios are higher than those paid by most other funds.


No investment advisory fees were paid for the fiscal year ended September 30, 1995 by the Tactical Asset Allocation and C.A.S.E. Portfolios since those Portfolios had not begun operations as of that date.

                           ADVISORY FEE REIMBURSEMENT

Pursuant to an expense limitation voluntarily adopted by ISI, ISI will reimburse a Portfolio or waive fees, or both, to the extent that the Portfolio's normal net operating expenses, including advisory fees but excluding interest, taxes, brokerage commissions and 12b-1 fees, exceed on an annual basis the lesser of the most restrictive expense limitation imposed by any state in which its shares are offered, or the following percentages of each Portfolio's average daily net assets: Tax-Exempt Portfolio, .65%; Income Plus Portfolio, 1.25%; Aggressive Growth and Equity-Income Portfolios, 1.50%; and Tactical Asset Allocation and C.A.S.E. Portfolios, 2.50% for the first full fiscal year of the Portfolio, and 1.50% thereafter.

No expenses were paid for the fiscal year ended September 30, 1995 by the Tactical Asset Allocation and C.A.S.E. Portfolios, since those Portfolios had not begun operations as of that date.

                         ACTUAL ADVISORY FEE RATIOS FOR
                              THE FISCAL YEAR ENDED
                               SEPTEMBER 30, 1995
                         ------------------------------
                                              PERCENTAGE OF
                                              AVERAGE DAILY
                                               NET ASSETS
                                               ----------

                Growth                            1.00%
                Global                            1.00%
                Flexible Income                   0.82%
                Balanced                          0.00%
                Capital Appreciation              0.00%


* Net of fees waived by IMI.

                   TOTAL ACTUAL EXPENSE RATIOS FOR THE FISCAL
                         YEAR ENDED SEPTEMBER 30, 1995,
                     INCLUDING THE INVESTMENT ADVISORY FEE.
                     --------------------------------------
                     PERCENTAGE OF AVERAGE DAILY NET ASSETS
                     --------------------------------------
                                            CLASS A    CLASS C
                                            -------    -------

                Growth                       1.86%      2.41%
                Global                       2.10%      2.65%
                Flexible Income              1.87%      2.42%
                Balanced                     2.92%      3.47%
                Capital Appreciation         2.90%      3.45%


 * Net of fees waived by IMI.


 (No expenses are shown for Class B shares since that class of shares was not offered until October 1, 1995.)

                              ADVISORY FEE SCHEDULE
                              ---------------------

                                                             CAPITAL    FLEXIBLE
 AVERAGE DAILY NET ASSETS    GROWTH   GLOBAL   BALANCED   APPRECIATION   INCOME
 ------------------------    ------   ------   --------   ------------   ------
 First $750 million           1.00%    1.00%     1.00%        1.00%
 the next $250 million        0.90%    0.90%     0.90%        0.90%
 over $1 billion              0.85%    0.85%     0.85%        0.85%
 First $100 million                                                       0.90%
 the next $150 million                                                    0.80%
 over $250 million                                                        0.70%

                         ACTUAL ADVISORY FEE RATIOS FOR
                              THE FISCAL YEAR ENDED
                               SEPTEMBER 30, 1995
                               ------------------
                                             PERCENTAGE OF
                                             AVERAGE DAILY
                                               NET ASSETS
                                               ----------

                Tax-Exempt                        0.28%
                Income Plus                       0.60%
                Aggressive Growth                 0.41%
                Equity-Income                     0.00%


* Net of fees waived by ISI.

                   TOTAL ACTUAL EXPENSE RATIOS FOR THE FISCAL
                         YEAR ENDED SEPTEMBER 30, 1995,
                     INCLUDING THE INVESTMENT ADVISORY FEE:
                     --------------------------------------
                     PERCENTAGE OF AVERAGE DAILY NET ASSETS
                     --------------------------------------
                                            CLASS A    CLASS C
                                            -------    -------

                Tax-Exempt                   1.02%      1.27%
                Income Plus                  1.29%      1.84%
                Aggressive Growth            2.85%      3.40%
                Equity-Income                2.99%      3.54%


* Net of fees waived by ISI.


(No expenses are shown for Class B shares since that class of shares was not offered until October 1, 1995.)

                              ADVISORY FEE SCHEDULE
                              ---------------------

                                                             TACTICAL
                           TAX-  INCOME AGGRESSIVE  EQUITY-   ASSET
AVERAGE DAILY NET ASSETS  EXEMPT  PLUS    GROWTH    INCOME  ALLOCATION  C.A.S.E.
------------------------  ------  ----    ------    ------  ----------  --------
First $750 million         0.60%  0.60%    1.00%     1.00%     1.00%      1.00%
the next $250 million      0.60%  0.60%    0.90%     0.90%     0.90%      0.90%
over $1 billion            0.60%  0.60%    0.85%     0.85%     0.85%      0.85%

                             BUSINESS EXPENSES BORNE
                                BY THE PORTFOLIOS

In addition to the investment advisory fee, under their Advisory Agreements, the Portfolios pay most of their operating costs, including administrative, bookkeeping and clerical expenses, legal fees, auditing and accounting fees, shareholder services and transfer agent fees, custodian fees, costs of complying with federal and state regulations, preparing, printing and distributing reports to shareholders, non-interested trustees' fees and expenses, interest, insurance, dues for trade associations and taxes. The Portfolios also pay all brokerage commissions in connection with portfolio transactions.

                          OWNERSHIP OF IDEX MANAGEMENT,
                         INC. AND INTERSECURITIES, INC.

Fifty percent (50%) of the outstanding stock of IMI and 100% of the outstanding stock of ISI, principal underwriter of the Fund's shares, is owned by AUSA Holding Company ("AUSA"). AUSA is a holding company which is wholly owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON nv, a Netherlands corporation and publicly traded international insurance group. Janus Capital, the sub-adviser of the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios, owns the remaining 50% of the outstanding shares of IMI. Kansas City Southern Industries, Inc., a publicly owned holding company whose primary subsidiaries are engaged in transportation and financial services, owns approximately 83% of Janus Capital.

                                  SUB-ADVISERS

Janus Capital, AEGON USA Investment Management, Inc. ("AEGON Management"), Fred Alger Management, Inc. ("Alger Management"), Luther King Capital Management Corporation ("Luther King"), Dean Investment Associates ("Dean Investment") and C.A.S.E. Management, Inc. ("C.A.S.E."), whose functions in managing the Portfolios are described below, are described in this Prospectus collectively as the "sub-advisers" and individually as a "sub-adviser."

                            GROWTH, GLOBAL, FLEXIBLE
                          INCOME, BALANCED, AND CAPITAL
                             APPRECIATION PORTFOLIOS

IMI has entered into an Investment Counsel Agreement for each of these Portfolios with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206. Janus Capital is a registered investment adviser which serves as the investment adviser or sub-adviser to other mutual funds and private accounts. Janus Capital is also sub-adviser to IDEX Fund and IDEX Fund 3 and to certain Portfolios of the WRL Series Fund, Inc.

Janus Capital provides IMI with investment advice and recommendations for each Portfolio consistent with that Portfolio's investment objective, policies and restrictions, and supervises all security purchases and sales on behalf of the Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In allocating such portfolio transactions, Janus Capital may consider research and other services furnished to it and may place portfolio transactions with broker-dealers that are affiliated with IMI or Janus Capital. In placing portfolio business with all dealers, Janus Capital seeks the best execution of each transaction, and all brokerage placement must be consistent with the Rules of Fair Practice of the NASD.

While Janus Capital provides portfolio management services, IMI retains responsibility for the performance of such functions. For its services, Janus Capital receives 50% of the fees received by IMI under each of the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios' respective Advisory Agreements, less 50% of any amount reimbursed to the Portfolio or waived by IMI pursuant to that Portfolio's expense limitation. IMI may pay additional compensation to Janus Capital under certain circumstances depending on the level of the aggregate net assets of certain mutual funds in the IDEX Group of Mutual Funds, as described in the SAI.

PORTFOLIO MANAGERS:


Scott W. Schoelzel has served as portfolio manager of the Growth Portfolio since January, 1996. He previously served as co-portfolio manager of the Growth Portfolio from 1995 until becoming portfolio manager. Mr. Schoelzel also serves as portfolio manager of other mutual funds in the IDEX group:
IDEX Fund and IDEX Fund 3. Mr. Schoelzel is Vice President of Janus Capital, where he has been employed since 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, Colorado.


Helen Y. Hayes has served as portfolio manager of the Global Portfolio since its inception. Ms. Hayes is also an Executive Vice President of Janus Investment Fund and Janus Aspen Series. Ms. Hayes has been employed by Janus Capital since 1987.

Ronald V. Speaker has served as portfolio manager of the Flexible Income Portfolio since October, 1993, and served as portfolio manager of the Flexible Income Portfolio's predecessor, IDEX Total Income Trust, since February, 1992. Mr. Speaker is also an Executive Vice President of Janus Investment Fund and Janus Aspen Series; he joined Janus Capital as a securities analyst and research associate in 1986.


Blaine P. Rollins has assisted in the management of the Balanced Portfolio since its inception, and will assume full time responsibility as portfolio manager on February 1, 1996. Mr. Rollins joined Janus Capital in 1990 and has gained experience as a trader and research analyst prior to assuming management responsibility for the Balanced Portfolio. He holds a Bachelor of Science in Finance from the University of Colorado and is a Chartered Financial Analyst. He has also managed the Janus Balanced Fund since January 1996.


James P. Goff has served as portfolio manager of the Capital Appreciation Portfolio since its inception. Mr. Goff joined Janus Capital in 1988 and has managed Janus Enterprise Fund since its inception in September, 1992. He has co-managed Janus Venture Fund since December, 1993.

                                 TAX-EXEMPT AND
                             INCOME PLUS PORTFOLIOS

AEGON Management, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499, serves as the investment sub-adviser to each of these Portfolios pursuant to an Investment Counsel Agreement relating to each Portfolio. Each Investment Counsel Agreement was entered into between ISI and AEGON USA Securities, Inc. ("AEGON Securities"), formerly known as MidAmerica Management Corporation, which assigned each Agreement to AEGON Management on September 30, 1992. AEGON Securities previously served as the investment adviser to each series of AEGON USA Managed Portfolios, Inc. AEGON Management also serves as sub-adviser to certain portfolios of the WRL Series Fund, Inc. AEGON Management is a wholly owned indirect subsidiary of AEGON USA and thus is an affiliate of ISI and IMI.

AEGON Management provides ISI with investment advice and recommendations for each Portfolio consistent with that Portfolio's investment objective, policies and restrictions, and supervises all security purchases and sales on behalf of the Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In allocating such portfolio transactions, AEGON Management may consider research and other services furnished to it and may place portfolio transactions with broker-dealers that are affiliated with ISI or AEGON Management. In placing portfolio business with all dealers, AEGON Management seeks the best execution of each transaction, and all brokerage placement must be consistent with the Rules of Fair Practice of the NASD.


While AEGON Management provides portfolio management services, ISI retains responsibility for the performance of such functions. For its services, AEGON Management receives 50% of the fees received by ISI under the Tax-Exempt and Income Plus Portfolios' Advisory Agreements, less 50% of any amount reimbursed to that Portfolio or waived by ISI pursuant to that Portfolio's expense limitation.


PORTFOLIO MANAGERS:

Rachel A. Dennis has served as portfolio manager of the Tax-Exempt Portfolio since its inception. Ms. Dennis is a Vice President of AEGON Management. Ms. Dennis has been employed by AEGON Management and its affiliates in various positions since 1977.

David R. Halfpap has served as portfolio manager of the Income Plus Portfolio since its inception. Mr. Halfpap is also a Senior Vice President of AEGON Management and has been employed by AEGON Management and its affiliates in various positions since 1975.

                           AGGRESSIVE GROWTH PORTFOLIO

Alger Management, 75 Maiden Lane, New York, New York 10038, serves as the investment sub-adviser to the Aggressive Growth Portfolio pursuant to an Investment Counsel Agreement relating to the Portfolio. Alger Management, a registered investment adviser, is a wholly owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc."), which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company controlled by Fred M. Alger and David D. Alger. As of September 30, 1995, Alger Management had approximately $4.8 billion in assets under management for investment companies and private accounts. Alger Management has served as the investment sub-adviser to the WRL Series Fund, Inc. Aggressive Growth Portfolio since its inception in February, 1994.

Alger Management provides ISI with investment advice and recommendations for the Aggressive Growth Portfolio consistent with that Portfolio's investment objective, policies and restrictions, and supervises all security purchases and sales on behalf of the Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In allocating such portfolio transactions, Alger Management may consider research and other services furnished to it. It is anticipated that Alger, Inc., an affiliate of Alger Management, will serve as the Aggressive Growth Portfolio's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. In placing portfolio business with all dealers, Alger Management seeks the best execution of each transaction, and all brokerage placement must be consistent with the Rules of Fair Practice of the NASD.


While Alger Management provides portfolio management services, ISI retains responsibility for the performance of such functions. For its services, Alger Management receives 40% of the fees received by ISI under the Aggressive Growth Portfolio's Advisory Agreement, less 40% of any amount reimbursed to that Portfolio or waived by ISI pursuant to that Portfolio's expense limitation.

PORTFOLIO MANAGER:


David Alger has served as portfolio manager of the Aggressive Growth Portfolio since its inception in December, 1994. Mr. Alger has served as an Executive Vice President and Director of Research of Alger Management since 1971, and as President since 1995. He serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Mr. Alger has also served as the portfolio manager of the WRL Series Fund, Inc. Aggressive Growth Portfolio since its inception in February, 1994.

                             EQUITY-INCOME PORTFOLIO

Luther King, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment sub-adviser to the Equity-Income Portfolio pursuant to an Investment Counsel Agreement relating to the Portfolio. Ultimate control of the sub-adviser is exercised by J. Luther King, Jr. Luther King is a registered investment adviser and provides investment management services to accounts of individual and other institutional investors. Luther King has served as the investment sub-adviser to the WRL Series Fund, Inc. Equity-Income Portfolio since its inception in February, 1993.

Luther King provides ISI with investment advice and recommendations for the Equity-Income Portfolio consistent with that Portfolio's investment objective, policies and restrictions, and supervises all security purchases and sales transactions on behalf of the Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In allocating such portfolio transactions, Luther King may consider research and other services furnished to it and may place portfolio transactions with broker-dealers that are affiliated with ISI or Luther King. In placing portfolio business with all dealers, Luther King seeks the best execution of each transaction, and all brokerage placement must be consistent with the Rules of Fair Practice of the NASD.


While Luther King provides portfolio management services, ISI retains responsibility for the performance of such functions. For its services, Luther King receives 40% of the fees received by ISI under the Equity-Income Portfolio's Advisory Agreement, less 40% of any amount reimbursed to that Portfolio or waived by ISI pursuant to that Portfolio's expense limitation.


PORTFOLIO MANAGERS:

Luther King, Jr., Scot C. Hollmann and John Patrick Clegg have served as portfolio managers of the Equity-Income Portfolio since its inception. Mr. King has been President of Luther King since 1979. Mr. Hollmann has served as Vice President of Luther King since 1983, and Mr. Clegg has served as Vice President of Luther King since 1991.


                                 TACTICAL ASSET
                              ALLOCATION PORTFOLIO


ISI has entered into an Investment Counsel Agreement for the Tactical Asset Allocation Portfolio with Dean Investment, a division of C.H. Dean and Associates, Inc., 2480 Kettering Tower, Dayton, Ohio 45423-2480. Founded in 1972, Dean Investment manages portfolios for individuals and institutional clients world-wide and provides a full range of investment advisory services, with more than $3.8 billion in assets under management as of September 30, 1995. Dean Investment has served as the investment sub-adviser to the WRL Series Fund, Inc. Tactical Asset Allocation Portfolio since its inception in January, 1995.

Dean Investment provides ISI with investment advice and recommendations for the Tactical Asset Allocation Portfolio consistent with that Portfolio's investment objective, policies and restrictions, and supervises all security purchases and sales on behalf of the Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In allocating such portfolio transactions, Dean Investment may consider research and other services furnished to it and may place portfolio transactions with broker-dealers that are affiliated with ISI or Dean Investment. In placing portfolio business with all dealers, Dean Investment seeks the best execution of each transaction, and all brokerage placement must be consistent with the Rules of Fair Practice of the NASD.


While Dean Investment provides portfolio management services, ISI retains responsibility for the performance of such functions. For its services, Dean Investment receives 40% of the fees received by ISI under the Tactical Asset Allocation Portfolio's Advisory Agreement, less 40% of any amount reimbursed to that Portfolio or waived by ISI pursuant to that Portfolio's expense limitation.


PORTFOLIO MANAGERS:

John C. Riazzi, CFA, is the Senior Portfolio Manager of the Tactical Asset Allocation Portfolio. Mr. Riazzi joined Dean Investment in March of 1989. Before being promoted to Vice President and Director of Consulting Services, Mr. Riazzi was responsible for client servicing, portfolio execution and trading operations. Mr. Riazzi has been a member of the Central Investment Committee of Dean Investment and a Senior Institutional Portfolio Manager for the past four years.

Arvind Sachdeva, CFA, is the Senior Equity Strategist of the Tactical Asset Allocation Portfolio. Mr. Sachdeva joined Dean Investment in 1993. Before that, he had been the Senior Security Analyst and Equity Portfolio Manager for Carillon Advisers, Inc. from 1985 to 1993. Carillon Advisers, Inc. is an investment subsidiary of the Union Central Life Insurance Company.

                               C.A.S.E. PORTFOLIO


C.A.S.E., located at 2255 Glades Road, Suite 221-A, Boca Raton, FL 33431, serves as the investment sub-adviser to the C.A.S.E. Portfolio pursuant to an Investment Counsel Agreement relating to the Portfolio. C.A.S.E. is a registered investment advisory firm and a wholly-owned subsidiary of C.A.S.E., Inc. C.A.S.E., Inc. is indirectly controlled by William Edward Lange, President and Chief Executive Officer of the sub-adviser. C.A.S.E. provides investment management services to financial institutions, high net worth individuals and other professional money managers. C.A.S.E. has served as the investment sub-adviser to the WRL Series Fund, Inc. C.A.S.E. Quality Growth, C.A.S.E. Growth & Income and C.A.S.E. Growth Portfolios since their inception in 1995.


C.A.S.E. provides ISI with investment advice and recommendations for the C.A.S.E. Portfolio consistent with that Portfolio's investment objective, policies and restrictions, and supervises all security purchases and sales transactions on behalf of the Portfolio, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In allocating such portfolio transactions, C.A.S.E. may consider research and other services furnished to it and may place portfolio transactions with broker-dealers that are affiliated with ISI or C.A.S.E. In placing portfolio business with all dealers, C.A.S.E. seeks the best execution of each transaction, and all brokerage placement must be consistent with the Rules of Fair Practice of the NASD.


While C.A.S.E. provides portfolio management services, ISI retains responsibility for the performance of such functions. For its services, C.A.S.E. receives 40% of the fees received by ISI under the C.A.S.E. Portfolio's Advisory Agreement, less 40% of any amount reimbursed to the Portfolio or waived by ISI pursuant to that Portfolio's expense limitation.


PORTFOLIO MANAGERS:

The C.A.S.E. Portfolio is managed by a team of investors called the Portfolio Management Committee. William Edward Lange serves as the head portfolio manager to the Portfolio Management Committee. Mr. Lange has been President of C.A.S.E. since 1984.

                                  ADMINISTRATOR

IMI has entered into separate Administrative Services Agreements
("Administrative Agreements") pursuant to which ISI serves as administrator to the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios.

Under these Administrative Agreements, ISI provides all services required to carry on the general administrative and corporate affairs of these Portfolios. These services include furnishing all executive and managerial personnel, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance, and responsibility for accounting and record keeping.

For its services under an Administrative Agreement, ISI receives 50% of the fees received by IMI under the corresponding Advisory Agreement. Under certain circumstances, the amounts payable to ISI under an Administrative Agreement will be reduced by any additional compensation payable by IMI to Janus Capital, as described in the SAI.


                                 DISTRIBUTOR AND
                                DISTRIBUTION AND
                                  SERVICE PLANS

                             UNDERWRITING AGREEMENTS

The Fund has entered into an Underwriting Agreement with ISI pursuant to which ISI serves as principal underwriter and performs services and bears expenses relating to the offering of Fund shares for sale to the public. ISI also serves as principal underwriter of IDEX Fund and IDEX Fund 3.

ISI is compensated by each Portfolio for services as distributor and principal underwriter for Class A, Class B and Class C shares of each Portfolio.

                               DISTRIBUTION PLANS


ISI may use the fees payable under these plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the respective share classes or in personal service to and/or maintenance of shareholder accounts of the respective share classes. Expense categories may include, but are not limited to: compensation to employees of ISI; compensation to and expenses of ISI, dealers or other financial institutions who sell shares or service shareholder accounts; the costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and the costs of preparing, printing and distributing sales literature and advertising materials. Payments made under the plans may exceed distribution expenses actually incurred.


Of the distribution and service fees received by ISI for Class A and Class B shares, ISI currently reallows an annual amount of 0.25% of the average daily net assets of that Portfolio's Class A or Class B shares to brokers or dealers that have sold such shares. Of the distribution and service fees received by ISI for Class C shares, ISI currently reallows the total fees to brokers or dealers that have sold such Class C shares.

                                  CLASS A SHARE
                                DISTRIBUTION PLAN

As compensation for the expenses borne by ISI and the distribution services provided, ISI receives the sales charges imposed on Class A shares and reallows a portion of such charges to brokers or dealers that have sold Class A shares.

ISI may also receive annual service and distribution fees in accordance with the Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, adopted with respect to each class of shares of a Portfolio. Under its Plan of Distribution for Class A shares, ("Class A Plan"), a Portfolio may pay ISI an annual distribution fee of up to 0.35%, and an annual service fee of up to 0.25%, of the average daily net assets of that Portfolio's Class A shares. However, to the extent that a Portfolio pays service fees, the amount the Portfolio may pay as a distribution fee is reduced accordingly, so that the total fees payable under the Class A Plan may not exceed 0.35%, on an annualized basis, of the average daily net assets of that Portfolio's Class A shares.


                                CLASS B SHARE
                              DISTRIBUTION PLAN


Under its Plan of Distribution for Class B shares ("Class B Plan"), a Portfolio may pay ISI an annual distribution fee of up to 0.75%, and an annual service fee of up to 0.25%, of the average daily net assets of that Portfolio's Class B shares.

                                CLASS C SHARE
                              DISTRIBUTION PLAN

Under its Plan of Distribution for Class C shares ("Class C Plan"), a Portfolio may pay ISI an annual distribution fee of up to 0.75%, and an annual service fee of up to 0.25%, of the average daily net assets of that Portfolio's Class C shares. However, the total fee payable pursuant to a Class C Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of each Portfolio, and the Tax-Exempt Portfolio currently intends to limit the total fees payable pursuant to its Class C Plan to 0.60% of the average daily net assets of that Portfolio's Class C shares.

                            MISCELLANEOUS INFORMATION

                         ORGANIZATION OF THE PORTFOLIOS

Each Portfolio is a series of IDEX II Series Fund ("the Fund"), a
Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986 and whose operations are governed by a Restatement of Declaration of Trust dated as of August 30, 1991 ("Declaration of Trust"). A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Before its organization as a series company, the Fund was called IDEX II.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of Fund assets for all loss and expense of any shareholder held personally liable by reason of being or having been a shareholder. Liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that IDEX believes is remote.

                              CLASS A, CLASS B AND
                                 CLASS C SHARES

The Fund is managed by its Board of Trustees pursuant to the Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest in the Fund. The shares of beneficial interest of each Portfolio are currently divided into three classes in reliance on Rule 18f-3 under the 1940 Act: Class A, Class B, and Class C shares. Each class represents interests in the same assets of the Portfolio. The classes differ as follows:

/bullet/ Each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matters appropriately limited to that class.

/bullet/ Class A shares are subject to an initial sales charge, or front-end load. Class A shares which are not subject to an initial sales charge because of the size of the purchase are subject to a deferred sales charge if redeemed during the first year.

/bullet/ Class B shares are subject to a contingent deferred sales charge, or back-end load, at a declining rate.

/bullet/ Class C shares are subject to higher ongoing distribution and service fees than Class A shares, and lower ongoing distribution and service fees than Class B shares.

Each class may bear differing amounts of certain class-specific expenses. Each class has a separate exchange privilege. Each share of a series is entitled to equal voting, dividend, liquidation, and redemption rights, except that due to the differing expenses borne by the three classes, dividends and liquidation proceeds of Class B and Class C shares are expected to be lower than for Class A shares of the same Portfolio.

Class B shares convert automatically into Class A shares of the same Portfolio eight years after the end of the calendar month in which the shareholder's order to purchase the share was accepted. The conversion is based on net asset value, without any sales charge, fee or other charge. The purpose of this conversion is to relieve the holders of the Class B shares from the higher service and distribution fees imposed on those shares, after ISI has been substantially compensated for distribution expenses by those fees.

The Fund does not expect that there will be any conflicts between the interests of holders of the different classes of shares of the same Portfolio because of the class structure. The Board of Trustees will consider, if necessary, whether any such conflict exists; if it does, the Board will take appropriate action to resolve it.

                                              DISTRIBUTION SCHEDULE
  PORTFOLIO                                   INCOME                                 CAPITAL GAIN
                                           DISTRIBUTIONS                            DISTRIBUTIONS*

  Aggressive Growth                        Semi-annually                               Annually
  Capital Appreciation                     Semi-annually                               Annually
  Global                                   Semi-annually                               Annually
  Growth                                   Semi-annually                               Annually
  C.A.S.E.                                 Semi-annually                               Annually
  Equity-Income                              Quarterly                                 Annually
  Tactical Asset Allocation                  Quarterly                                 Annually
  Balanced                                   Quarterly                                 Annually
  Flexible Income                             Monthly                                  Annually
  Income Plus                                 Monthly                                  Annually
  Tax-Exempt                                  Monthly                                  Annually

  * Capital gain distributions realized during each fiscal year, ending September 30, normally will be declared and paid in the following fiscal year. To avoid a 4% excise tax on undistributed amounts of ordinary income and capital gains, as described in the SAI, a Portfolio may, to the extent permitted by the SEC, pay addi-
    tional distributions of capital gain in any year and make additional dividend distributions.

                          PERSONAL SECURITIES TRADING


The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy ("the Policy") that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.


                             SHAREHOLDER MEETINGS

The Fund does not intend to hold annual meetings of shareholders, unless required to do so by the 1940 Act or by the Declaration of Trust. A meeting will be called for the election of trustees upon the written request of holders of 10% of the outstanding shares of the Fund. Shareholders have neither preemptive nor cumulative voting rights.

                              THE TRANSFER AGENT

Idex Investor Services, Inc., P.O. Box 9015, Clearwater, Florida 34618-9015, an affiliate of IMI and ISI, is the Fund's transfer agent, withholding agent and dividend paying agent.

                                THE CUSTODIAN

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is custodian of the Fund's assets and serves as custodian for qualified retirement plans and individual retirement plan accounts investing in the Fund. However, all correspondence about a shareholder's account should be sent to IDEX.

                            SHAREHOLDER INQUIRIES


Inquiries by shareholders about a Portfolio or the Fund or requests for forms for opening or changing accounts or plans should be made by writing IDEX at P.O. Box 9015, Clearwater, Florida 34618-9015 or calling IDEX Customer Service at (800) 851-9777.


                             SHAREHOLDER REPORTS,
                               PROSPECTUSES AND
                           CONSOLIDATED STATEMENTS

The Fund sends annual and semi-annual reports and updated prospectuses to shareholders. The annual reports contain audited financial statements. To reduce costs, the Fund will send only one copy of certain mailings to a shareholder who has more than one account (each with the same taxpayer ID number). Further, two or more shareholders may elect to receive a consolidated statement and only one copy of certain mailings for their accounts so long as they share the same surname and address. Select this option on the New Account Application or by written request to IDEX.

Additional copies of shareholder reports and prospectuses may be obtained by calling IDEX Customer Service.

                           DISTRIBUTIONS AND TAXES

This section discusses how and when the portfolios make distributions to you from their net earnings and profits, and some of your tax responsibilities related to such distributions.

                                  INCOME AND
                         CAPITAL GAINS DISTRIBUTIONS

The portfolios pay two kinds of distributions. Ordinary income distributions are made from fund earnings from interest paid on taxable bonds, dividends paid on stocks, and other kinds of securities income. Capital gains distributions are made from gains realized when securities owned by a Portfolio for more than one year are sold at an amount greater than their cost. Short-term capital gain distributions (related to securities sold which have been owned one year or less) are ordinary income, not capital gain, to shareholders.

NOTE: A Portfolio may also realize capital losses.

Income distributions are made at intervals throughout the year, depending on which Portfolio you own (see the chart above). Capital gains distributions are generally made once a year.

Dividends and other distributions paid by a Portfolio with respect to its Class A, Class B, and Class C shares are calculated in the same manner and declared and paid at the same time. For a complete discussion of Class A, Class B and Class C share values and expenses, see Shareholder Information and Instructions.

If you buy shares in a non-retirement account on or shortly before the record date for a dividend or other taxable distribution, you will pay full price for the shares, then receive some portion of what you paid as a taxable distribution.

                                 HOW YOU RECEIVE
                               YOUR DISTRIBUTIONS

The Portfolios will automatically reinvest your dividend and capital gain distributions in additional portfolio shares of the same class you already own, unless you specify another payment method. See Shareholder Information and Instructions for complete information about how to receive your distributions.


Requested cash distributions will be paid by direct deposit (via Automated Clearing House electronic funds transfer ("ACH")), or by check, whichever you choose on your New Account Application. Dividend checks are usually mailed, along with a confirmation, on the payable date. The dividend checks will be made out to the shareholder of record and sent to the address of record. You may request a different payee or address on the New Account Application. To do so on an existing account, send a signature guarantee request to IDEX.


Any checks which cannot be delivered and are returned to IDEX will be reinvested in full or fractional shares in your account at the net asset value next computed after the check has been received by IDEX. To reduce costs to a Portfolio, checks outstanding and uncashed for over 180 days may be "stop-paid" and reinvested back into the shareholder/payee's account at the discretion of IDEX. Cash distributions that total less than $5.00 will be reinvested into the account.


The Flexible Income, Tax-Exempt and Income Plus Portfolios pay income distributions monthly. If you own shares of one or more of these portfolios, and you choose to have your dividends reinvested, this reinvestment will take place every month. However, you will receive statements of these transactions each quarter.

Shareholders may obtain further information or change their dividend or distribution options any time before the record date of any dividend or distribution by calling IDEX Customer Service at (800) 851-9777 or writing to IDEX, P.O. Box 9015, Clearwater, FL 34618-9015.


                               TAX INFORMATION

Each Portfolio is treated as a separate entity for federal tax purposes. Each Portfolio is a regulated investment company, as defined by Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended.

For each fiscal period, if a Portfolio meets certain requirements of the Code, the Portfolio does not pay taxes on net income realized from investment operations to the extent earnings and profits are distributed to shareholders. Shareholders are responsible for any taxes related to distributions. (See The Tax-Exempt Portfolio -- Special Considerations, below, for discussion of tax-exempt distributions; see the SAI for a complete discussion of a mutual fund as a regulated investment company.)

If a Portfolio declares a dividend or other distribution in October, November or December payable to shareholders of record on a specified date in such a month, and if the Portfolio pays the distribution to the shareholders during January of the following year, then each shareholder will be treated as receiving the distribution on December 31 of the first year, and the Portfolio will be treated as having paid the distribution on that date.

                         "TAXABLE EVENTS" -- WHEN AND
                          HOW YOU OWE TAX RELATED TO
                          YOUR PORTFOLIO INVESTMENT

SELLING OR EXCHANGING SHARES. When you sell shares, whether you take cash or exchange the shares for shares in another Portfolio or Fund, it is a "taxable event." For non-retirement plan accounts, you will owe tax if you realize a taxable gain on the sale or exchange. On the other hand, if you realize a loss based on your tax basis in the shares, you may be able to offset that capital loss against capital gain income you have. If there were any capital gains distributions on the shares, the loss that is allowed will be treated as a long-term capital loss, to the extent of the capital gains distributions.

For tax purposes, the cost of a Class A share is generally the per-share price you paid for your shares (which may include sales charges); the cost of a Class B or Class C share is the per-share NAV. As a general rule, your gain or loss on a sale or exchange will be a long-term capital gain or loss if the shares have been held for more than one year and a short-term capital gain or loss if held for one year or less. Under current tax law, individuals are subject to a maximum federal tax rate of 28% on net capital gain.

For most accounts (other than retirement plan accounts which will receive Form 1099-R), IDEX will provide you with your "cost basis" when you sell shares. This cost basis figure is important. It is figured on the single category average cost method, and will allow you to determine whether you have gained or lost on your sale.

You are not required to use this method; in fact, if you have previously sold shares in a Portfolio and did not use this method to report gain or loss, it is not available to you for sales of shares in that Portfolio. To determine which method is most suitable for you, please consult your tax adviser.

NOTE: Please keep all regular account statements to use in conjunction with average cost information (if received) in order to determine tax gain or loss on the sale of Portfolio shares.

INCOME TAX OWED ON INCOME DISTRIBUTIONS. Ordinary income distributions from all Portfolios, whether received in cash or reinvested, are subject to ordinary income tax rates. See the Tax-Exempt Portfolio - Special
Considerations, below.

INCOME TAX OWED ON CAPITAL GAIN DISTRIBUTIONS. As explained above, the Portfolios generally distribute net realized capital gains, to the extent available, to shareholders once a year. These capital gains distributions, whether paid in cash or reinvested, are subject to the maximum capital gains tax rate of 28% -- the same tax rate as if you sell shares and realize a gain. If you sell shares in a Portfolio, then buy shares again under the reinvestment privilege described in Shareholder Information and Instructions, the cost of shares sold may need to be reduced related to any front-end sales charges you may have initially paid. See the SAI and consult your tax adviser about these rules, as well as wash sale provisions of the Internal Revenue Code.

                         THE TAX-EXEMPT PORTFOLIO --
                            SPECIAL CONSIDERATIONS

The Tax-Exempt Portfolio intends to continue to qualify to pay
"exempt-interest" dividends. These are distributions from the Portfolio's investment income attributable to interest on municipal obligations. Exempt-interest dividends are generally excluded from the calculation of the gross income of recipients for federal income tax purposes.

The Tax-Exempt Portfolio's principal business is tax-exempt investing. However, some of its investments or activities may result in taxable income to its shareholders, or other tax consequences. Possible tax effects include:

ALTERNATIVE MINIMUM TAX. Some securities held by the Tax-Exempt Portfolio may pay interest which is a tax preference item for purposes of computing the federal alternative minimum tax for both individuals and corporations. For a complete discussion of the alternative minimum tax, see the SAI.

TAXABLE INCOME DIVIDENDS. Some securities held by the Tax-Exempt Portfolio may pay interest that is taxable as ordinary income.

CAPITAL GAINS. Any capital gains distributions from the Tax-Exempt Portfolio are taxable as capital gains.

SOCIAL SECURITY AND RAILROAD RETIREMENT BENEFITS. Exempt-interest dividends from the Tax-Exempt Portfolio are included in the calculation of total income for recipients of Social Security or railroad retirement benefits. As a result, although the exempt-interest dividends from the Portfolio are still tax-exempt, they may be figured into the calculation of how much of a recipient's Social Security or railroad retirement income is taxed.

CAPITAL LOSS ALLOWANCE. If shares of a Portfolio that earned exempt-interest dividends are redeemed at a loss after being held for six months or less, part of the loss will be disallowed for income tax purposes, to the extent of exempt-interest dividends that were earned on the shares. It is anticipated that this situation could only occur for shareholders in the Tax-Exempt Portfolio.

                          SOME STATE TAX EXEMPTIONS

In some states, shareholders are not subject to state taxation on distributions made by a registered investment company that were derived from interest on or portions of their account value attributed to direct or indirect obligations of the U.S. government. This exemption generally does not apply to dividends derived from interest on obligations issued by agencies or instrumentalities of the U.S. government, or interest earned on repurchase obligations secured by such obligations or direct obligations of the U.S. government. See Securities in Which the Portfolios Invest for an explanation of these securities and transactions.

Since state and local tax rules vary, please consult your tax adviser.

                                TAX STATEMENTS

Tax forms related to dividends and other distributions paid by a Portfolio are mailed annually. For most types of accounts, IDEX will report the proceeds of redemptions to shareholders and the Internal Revenue Service ("IRS") annually. Average cost basis information on non-retirement plan account redemptions is not currently reported to the IRS.

                               TAX WITHHOLDING

Each Portfolio, except the Tax-Exempt Portfolio, is required to withhold 31% of all dividends, and each Portfolio, including the Tax-Exempt Portfolio, is required to withhold 31% of capital gains distributions and redemption proceeds, paid on behalf of any individuals and certain other noncorporate shareholders who do not furnish the Portfolio with a correct taxpayer identification number. Withholding from income distributions and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding according to the IRS.

NOTE: The foregoing is only a general summary of some of the important federal tax considerations under current law generally affecting each Portfolio and its shareholders; see the SAI for further discussion. Because there may be other federal, state or local tax considerations applicable to a particular shareholder, shareholders are urged to consult their own tax advisers.

                           SHAREHOLDER INFORMATION
                               AND INSTRUCTIONS

This section discusses buying, selling, and exchanging shares of a Portfolio; sales charges and possible waivers and discounts; and general shareholder account information.

If you need help or additional forms, call IDEX Customer Service at (800) 851-9777 M-F, 8 a.m-7 p.m. ET, or contact your representative.

                              HOW TO BUY SHARES

1. OPEN AN ACCOUNT


   Fill out the New Account Application form included with this prospectus and send it to IDEX. IRAs and other retirement accounts require a different application. To open an IRA, call or write your registered representative or IDEX for an IRA application. If you already have an account in an IDEX Fund or Portfolio, you may open an account in another IDEX Fund or Portfolio with the same account features by calling or writing to IDEX.


   NOTE: You must include your Social Security or other Taxpayer
   Identification Number with your application, or your account may be subject to backup withholding or to involuntary termination.

   The Fund reserves the right to reject any purchase.

2. CHOOSE A, B, OR C SHARES

   For a complete discussion of A, B, and C shares, and help in understanding which choice may be best for you, see Which Class of Shares Should You Buy? below. Be sure to specify which Class of shares you want to buy.

3. PAY FOR YOUR SHARES

   You may buy shares in the following ways:

/bullet/  By check, by mail

          Make your check payable to IDEX Mutual Funds and send it to

            IDEX INVESTOR SERVICES, INC.
            P.O. BOX 9015
            CLEARWATER, FL 34618-9015 or
            201 HIGHLAND AVENUE
            LARGO, FL 34640.


/bullet/  By automatic investment plan

          With an automatic investment plan, you choose to invest a regular dollar amount, and have that amount deducted from a bank account on any day between the 3rd and 28th day of each month. Your moneys will be transferred via ACH. To set up, change or discontinue an automatic investment plan, call or write IDEX Customer Service.

/bullet/  By telephone

          Telephone purchases may be set up by calling or writing IDEX Customer Service, or you may select telephone purchases on your New Account Application. Funds to pay for telephone orders will be transferred electronically from your bank account via ACH. See also Other Information, Telephone Transactions.

/bullet/  Through authorized dealers

          Orders of at least $1,000 ("confirmed purchases") may be issued through authorized dealers. If you open a new account through a dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, no additional documentation is needed. Dealers may pay for share orders with Federal funds bank wires by instructing their banks to wire Federal funds as follows:


                         NATIONSBANK OF FLORIDA, N.A.
                                TAMPA, FLORIDA
                                ABA #063100277
                                DDA #3601194554


                      ATTN: IDEX INVESTOR SERVICES, INC.
                      CONFIRMED PURCHASE ORDER NUMBER(S)
                        SHAREHOLDER'S ACCOUNT NAME(S)

                                         CLASS A SHARE QUANTITY DISCOUNTS
                                           AGGRESSIVE GROWTH PORTFOLIO
                                          CAPITAL APPRECIATION PORTFOLIO
                                                 GLOBAL PORTFOLIO
                                                 GROWTH PORTFOLIO
                                                C.A.S.E. PORTFOLIO
                                             EQUITY-INCOME PORTFOLIO
                                       TACTICAL ASSET ALLOCATION PORTFOLIO
                                                BALANCED PORTFOLIO
                                      SALES CHARGE                REALLOWANCE                SALES CHARGE
                                         AS % OF               TO DEALERS AS A %                AS % OF
  AMOUNT OF PURCHASE                 OFFERING PRICE            OF OFFERING PRICE            AMOUNT INVESTED

  Less than $50,000                       5.50%                       4.75%                      5.82%

  $50,000 but less than $100,000          4.75%                       4.00%                      4.99%

  $100,000 but less than $250,000         3.50%                       2.75%                      3.63%

  $250,000 but less than $500,000         2.75%                       2.25%                      2.83%

  $500,000 but less than $1,000,000       2.00%                       1.75%                      2.04%

  $1,000,000 or more                      0.00%                       1.00%*                     0.00%

  * This amount is not a charge incurred by shareholders. ISI, at its own expense, may make the following payments in accordance with its procedures as may be in effect from time to time: 1.00% of the net asset value of shares sold in amounts of $1,000,000 but less than $2,500,000; .75% of the net asset value of shares sold in amounts of $2,500,000 but less than $4,000,000; .50% of the net asset value of shares sold in amounts of $4,000,000 but less than $5,000,000; and .25% of the net asset value of shares sold in amounts of
    $5,000,000 or more. The privilege of purchasing Class A shares at net asset value in amounts of $1,000,000 or more is not available if another net asset value purchase privilege is also applicable.

    NOTE: If you redeem Class A shares on which no up-front sales charge was imposed because you invested $1 million or more during the first 12 months after buying them, you will pay a deferred sales charge equal to
    1%. You do not pay any deferred sales charge when you redeem any Class A shares if you paid an up-front sales charge on those shares, regardless of how long you have owned them.


                                         CLASS A SHARE QUANTITY DISCOUNTS
                                            FLEXIBLE INCOME PORTFOLIO
                                              INCOME PLUS PORTFOLIO
                                               TAX-EXEMPT PORTFOLIO
                                      SALES CHARGE                REALLOWANCE                SALES CHARGE
                                         AS % OF               TO DEALERS AS A %                AS % OF
  AMOUNT OF PURCHASE                 OFFERING PRICE            OF OFFERING PRICE            AMOUNT INVESTED

  Less than $50,000                       4.75%                      4.00%                       4.99%

  $50,000 but less than $100,000          4.00%                      3.25%                       4.17%

  $100,000 but less than $250,000         3.50%                      2.75%                       3.63%

  $250,000 but less than $500,000         2.25%                      1.75%                       2.30%

  $500,000 but less than $1,000,000       1.25%                      1.00%                       1.27%

  $1,000,000 or more                      0.00%                      0.50%*                      0.00%

  * This amount is not a charge incurred by shareholders. ISI, at its own expense, may make the following pay-
    ments in accordance with its procedures as may be in effect from time to time: .50% of the net asset value of shares sold in amounts of $1,000,000 but less than $2,500,000; .35% of the net asset value of shares sold in amounts of $2,500,000 but less than $4,000,000; .20% of the net asset value of shares sold in amounts of
    $4,000,000 but less than $5,000,000; and .15% of the net asset value of shares sold in amounts of $5,000,000 or more. The privilege of purchasing Class A shares at net asset value in amounts of $1,000,000 or more is not available if another net asset value purchase privilege is also applicable.

    NOTE: If you redeem Class A shares on which no up-front sales charge was imposed because you invested $1 million or more during the first 12 months after buying them, you will pay a deferred sales charge equal to
    1%. You do not pay any deferred sales charge when you redeem any Class A shares if you paid an up-front sales charge on those shares, regardless of how long you have owned them.

The dealer's bank may charge for a wire transfer. IDEX currently does not charge for this service.


The Fund generally will not accept initial purchases for less than $500 worth of shares (including the sales charge in the case of Class A shares). Purchases through certain plans for regular investment, like the automatic investment plan described above, do not require a minimum initial investment. If you already own Portfolio shares and are buying more, the minimum purchase amount is usually $50.


Purchases of shares generally must be "settled" (payment received by the Fund and shares credited to your account) within three business days from when the Fund gets your purchase order. Therefore, the Fund must receive your payment within that time.

                          PER-SHARE PUBLIC OFFERING
                          PRICE AND NET ASSET VALUE

Public offering price and net asset value ("NAV") per share usually refer to the purchase price and value of one share of a class of a Portfolio, Class A, Class B, or Class C, respectively. The public offering price of a Class A share of a Portfolio is its per share NAV plus the sales charge. With Class B or Class C shares, there are no up-front sales charges, so the public offering price is simply the NAV.

Net assets of an entire Portfolio are determined by adding the value of all securities, receivables and other assets of the Portfolio, and subtracting liabilities. However, for purposes of shareholder communication, public offering price and NAV per share usually refer to the purchase price and value of one share of one class of a Portfolio, respectively.

The number of shares that you buy is determined by the next NAV per share calculated after IDEX receives and accepts your order to purchase shares. NAV is determined separately for each class of shares of a Portfolio. Example: If you buy $1,000 worth of Class B shares of a Portfolio, and the Portfolio's Class B per-share NAV is $10, you will receive 100 Class B shares of that Portfolio.

The NAV per share of each Class of a Portfolio is determined by the Fund's custodian on each day that the New York Stock Exchange (the "Exchange") is open, as of the close of the regular session of business on the Exchange. The Exchange currently closes at 4:00 p.m. Eastern time each day it is open.

Per share NAV for each share class is determined by dividing the net assets allocable to that share class by the total number of shares outstanding of that class.

In determining total net assets and thus, NAV per share, securities and other portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith by the sub-advisers under the supervision of the Board of Trustees. The different expenses borne by each class of shares will result in different NAVs and dividends for each Class. The NAV of Class B and Class C shares will generally be lower than the Class A share NAV of a given Portfolio because Class B and Class C shares carry higher expenses.

                            CLASS A SHARES: SALES
                         CHARGES, AVAILABLE DISCOUNTS
                           AND DEALER REALLOWANCES


When you buy Class A shares, you generally pay an up-front sales charge. When you buy Class A shares you also pay service and distribution fees up to 0.35% per year throughout your investment. You can reduce the up-front sales charge percentage in four ways:


/bullet/  By investing larger amounts;

          By investing under a "right of accumulation," which credits your account for shares you already own in various IDEX portfolios and helps you earn discounts on new investments;

/bullet/ By filing a "letter of intention" to buy enough shares within a 13 month period to qualify for a reduced sales charge; or

/bullet/  By investing as part of a qualified group.

You generally pay no sales charge upon redemption of Class A shares. However, if you pay no up-front sales charge because you are purchasing $1 million or more of Class A shares, you will pay a deferred sales charge of 1% if you redeem any of those shares within the first 12 months after buying them. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on increases in net asset value above the initial purchase price.

                       WHAT IS A "DEALER REALLOWANCE"?

IDEX sells its funds both directly and through authorized dealers in the United States and its territories. Your Portfolio receives the entire NAV of shares sold. ISI retains the sales charge, then reallows uniform discounts from the applicable public offering price to all of its dealers -- this is how dealers are compensated.

From time to time, ISI will create special promotions with dealers, in which dealers earn larger reallowances in return for selling significant amounts of shares or in return for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the Securities Act of 1933.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by ISI, including lodging and travel expenses.

Reallowances may also be given to banks or other financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

ISI may also pay dealers, banks or other institutions from its own funds for administrative services in connection with larger accounts. Discounts Through a Right of Accumulation.


                             DISCOUNTS THROUGH A
                            RIGHT OF ACCUMULATION


If you already own Class A shares of certain IDEX Portfolios, you may be able to get a sales charge discount when you buy new shares of Portfolios described in this Prospectus. The value of the shares you already own may be "accumulated" -- i.e., counted together with the value of the new shares you plan to buy -- to achieve quantities eligible for discount. Ask your sales representative for information, or call IDEX Customer Service.

                             DISCOUNTS THROUGH A
                             LETTER OF INTENTION

You may also earn a sales charge discount on Class A shares by making a written commitment to invest, within a 13-month period, an amount which qualifies for discount. This written commitment, called a Letter of Intention ("LOI"), is not a binding legal obligation.

Shares purchased under the terms of an LOI will be sold at the public offering price -- NAV plus discounted sales charge -- which applies to the total value of the shares you commit to buy during the period of the LOI. During this period, your share purchases are subject to the following rules:

/bullet/ The first 5% of the amount that you agree to invest will be placed in escrow until the LOI is fulfilled or 13 months has expired.

/bullet/ Future changes in quantity discounts (breakpoints) will apply to purchases under the LOI.

/bullet/ Sales charge adjustments will be made if you actually buy more or less than you commit to buy during the period of your LOI.

/bullet/ Shares bought up to 90 days before an LOI may be included in your LOI. The LOI, however, will start on the day of the first purchase that is included under the LOI.

/bullet/ Right of accumulation can apply to an LOI. That is, the current value of all previous purchases into Class A shares that paid a sales charge can be counted towards fulfillment of the LOI, but the sales charges on these previous purchases will not be adjusted.

/bullet/  Each LOI investment must be at least 5% of the total commitment.

/bullet/ Dividends and capital gains must be reinvested in additional shares. No cash distributions are allowed under an LOI.

You may elect to invest under an LOI on your New Account Application. For more information about an LOI, consult your registered representative or call IDEX Customer Service at (800) 851-9777.


                        DISCOUNTS AS A QUALIFIED GROUP

Members of a qualified group may purchase Class A shares at a reduced sales charge applicable to the group within a specified period. IDEX takes into account the anticipated aggregate amount of purchases by the group of Class A shares and shares of other IDEX funds with a front-end sales charge. A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Portfolio or similar investments and (iii) satisfies uniform criteria that allows IDEX and other dealers offering Portfolio shares to realize economies of scale. Pension or other employee benefit plan participants may qualify for group purchases. The Fund reserves the right to modify or terminate this privilege at any time. For information about qualifying groups, call IDEX Customer Service.


                           WAIVER OF CLASS A SHARE
                              SALES CHARGES FOR
                             CERTAIN INDIVIDUALS

Class A shares of a Portfolio may be sold without sales charges to:

/bullet/ Current or former trustees, trustees emeriti, directors, officers, full-time employees or sales representatives of the Fund, IMI, Janus Capital, ISI, AEGON Management, Alger Management, Luther King, Dean Investment, C.A.S.E., or any of their affiliates;

/bullet/ Directors, officers, full-time employees and sales representatives of any dealer having a sales agreement with ISI;

/bullet/ Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons;

/bullet/  Any members of the family of any of the foregoing persons; or

/bullet/ "Wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or ISI.

Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.

                            CLASS B SHARES: SALES
                         CHARGES, DEALER REALLOWANCES
                             AND POSSIBLE WAIVERS

When you buy Class B shares, you pay no up-front sales charge. You pay service and distribution fees up to 1.00% per year throughout your investment. When you redeem your shares, you may incur a sales charge. This charge decreases year by year.

The amount subject to sales charge is determined as follows:

/bullet/ Distributions (both dividends and capital gains) are not subject to the sales charge;

/bullet/  No sales charge is imposed on any increase in value of your shares;

/bullet/ Shares acquired by reinvesting distributions are not subject to the sales charge;

/bullet/ If your shares are worth less than when you bought them, the charge will be assessed on their current (or lower) value;


/bullet/ When you issue a redemption order for Class B shares, IDEX always sells the longest-held shares first, then the next-longest held, and so forth, until your redemption request is fulfilled.


For the purpose of calculating the contingent deferred sales charge, your holding period for Class B shares always begins on the first day of the first month after you pay for them.

Class B shares may not be purchased in individual amounts of more than $500,000. In addition to the reallowances at the time of sale, dealers begin to earn an annual service fee of up to 0.25% of average daily net assets on B shares in the thirteenth month after their sale.

                             SALES CHARGE WAIVERS
                              ON CLASS B SHARES

The sales charge on Class B shares may be waived in certain circumstances:

/bullet/  Following the death of the shareholder;

/bullet/ Following the total disability of the shareholder, as determined by the Social Security Administration. The waiver applies only to shares held at the time of the determination of the disability;

/bullet/ On redemptions made under provisions of the Fund's systematic withdrawal plan, but limited to 12% annually of the value of the account on the date the systematic withdrawal plan is established; or


/bullet/ After selling Class B shares of one portfolio, if you decide to reinvest those proceeds within 90 days in Class B shares of another portfolio, the sales charge on your initial redemption will be waived.


See the SAI for complete information about Class B share sales charge waivers.

                        CLASS C SHARES: SALES CHARGES
                           AND DEALER REALLOWANCES

When you buy Class C shares, you pay no up-front sales charge. Throughout your investment, you will be charged service and distribution fees of up to 0.90% per year.

The Tax-Exempt Portfolio intends to limit these fees to no more than 0.60% of average daily net assets of its Class C shares.

ISI currently pays dealers for sales of Class C shares a distribution fee not to exceed 0.90% per year of average daily net assets of Class C shares sold by that dealer.

NOTE: The purpose and function of the contingent deferred sales charge on Class B shares, and of the annual service and distribution fees on Class B and Class C shares, are the same as the purpose and function of the up-front commission and annual service and distribution fees on Class A shares.

                            WHICH CLASS OF SHARES
                               SHOULD YOU BUY?

Class A, Class B, and Class C share commissions, dealer reallowances, discounts, and possible waivers have been explained in the sections above.


Please consult with your registered representative to decide which class of shares is appropriate for you. Which class makes the most sense for you will depend upon your particular circumstances and investment goals. The Fund provides three classes of shares with differing charges so that you can choose what makes sense in your situation. Some things you should think about:


/bullet/ How much you intend to invest. For example, Class A shares have an initial shares charge, but if you invest more you may get a lower percentage sales charge or no sales charge at all on Class A shares.

/bullet/ How long you intend to keep shares. Class B shares charge a sales load upon redemption during the first six years, but the amount declines each year and goes to zero if you keep your shares more than six years. However, Class A shares on which you pay an up-front sales charge and Class C shares (that do not have any up-front sales charges) are not subject to any sales charges when you redeem.


/bullet/ Whether you think you will keep your shares long enough that the higher annual distribution and services fees paid by Class B or Class C shares will add up to more than the up-front sales charge on Class A shares, based on the amount you are investing. Remember that if you hold Class B shares for eight years they automatically become Class A shares (which have a lower annual distribution and service fee than any other class of the Fund's shares), even though you do not pay any up-front sales charge. Class C shares have lower service and distribution charges than Class B shares, but Class C shares do not convert to Class A shares free of the sales charge.


NOTE: For a hypothetical comparison of the expenses which you might incur with a $1,000 investment in Class A, Class B, and Class C shares, see Examples of Expenses under Summary of Expenses.

Class A, Class B, and Class C shares of a Portfolio represent interests in the same portfolio of investments. They generally have the same rights. However, each class of shares bears separate expenses for service and distribution and other expenses pertaining to that class. Each class of shares has separate voting rights on its distribution plan, or on any other matters involving only that class.

Dividends and other distributions are calculated in a similar fashion and paid at the same time for each class of shares. The per share dividends from net investment income on Class B and Class C shares are expected to be lower than those from Class A shares because of Class B and Class C shares' higher expenses.


                                                  CLASS B SHARES
                                                       CONTINGENT DEFERRED SALES CHARGE
                                                       AS A PERCENTAGE OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE                                         SUBJECT TO CHARGE*
  First                                                               5%
  Second                                                              4%
  Third                                                               3%
  Fourth                                                              2%
  Fifth and sixth                                                     1%
  Seventh and later                                                   0%

  * The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on increases in net asset value above the ini-
    tial purchase price.

                                     CLASS B SHARES DEALER REALLOWANCES
  GROWTH PORTFOLIO, GLOBAL PORTFOLIO, BALANCED PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, AGGRESSIVE GROWTH
         PORTFOLIO, EQUITY-INCOME PORTFOLIO, TACTICAL ASSET ALLOCATION PORTFOLIO, C.A.S.E. PORTFOLIO

  AMOUNT OF CLASS B SHARES PURCHASED                                        DEALER REALLOWANCE %
  Up to $250,000                                                                   4.00%
  $250,000 to $500,000                                                             2.50%

                   FLEXIBLE INCOME PORTFOLIO, TAX-EXEMPT PORTFOLIO, INCOME PLUS PORTFOLIO
  AMOUNT OF CLASS B SHARES PURCHASED                                        DEALER REALLOWANCE %
  Up to $250,000                                                                   3.00%
  $250,000 to $500,000                                                             2.00%

  NOTE: Class B shares are not sold in amounts over $500,000.

                                                  CLASS A                CLASS B                CLASS C
  Up-front sales charge                             Yes                     No                     No
  Higher ongoing service and distribution
   fees                                              No                    Yes                    Yes

  Sales charge on redemption                         No                    Yes*                    No

  Quantity sales charge discounts available         Yes                     No                     No

  * The redemption charge on Class B shares declines year by year and reaches 0% after seven years. After eight years, Class B shares convert to A shares, which are subject to lower ongoing fees.

                          HOW TO REDEEM (SELL) SHARES

GENERAL INFORMATION. You may redeem (sell) your shares at any time at the next determined NAV after IDEX receives your redemption request. For information about how NAV is determined, see Per-Share Public Offering Price and Net Asset Value under How to Buy Shares.


IDEX will normally pay you for your shares within three days of receiving a valid redemption request. However, if you have purchased the shares by check or ACH, IDEX must first be sure your payment has cleared. It will, therefore, not pay for redemptions of this kind until such purchase(s) has cleared the bank, which may take up to 15 days.


Your check will be sent by first-class mail. You can pay $20 (by check or deduction from your account) for overnight delivery, if you wish, and if the service is available to your account address.

Redemption and repurchase of shares may be suspended or payment postponed during any period when the Exchange is closed (other then on weekends or customary holidays) or trading on the Exchanges is restricted, or during a period of an emergency or other periods during which the SEC permits such suspension.

This section describes selling shares for cash. For other circumstances, see Redemption of Shares in the SAI.

As described under How to Buy Shares, Class B and certain Class A share sales will be charged the appropriate contingent deferred sales charge applicable to certain redemptions.

TO REDEEM SHARES BY MAIL. Send your redemption request to:

                         IDEX INVESTOR SERVICES, INC.
                            ATTENTION: REDEMPTIONS
                                P.O. BOX 9015
                          CLEARWATER, FL 34618-9015.

Your redemption request must be signed by the owner(s) of the account, or by a person authorized to act for the owner(s).

/bullet/ Include the name of the Portfolio, the class of shares, the number of shares or dollar amount of shares to be sold, the account number, and the name(s) on the account.

/bullet/ If you have previously requested share certificates, they must be returned if you wish to redeem these shares.

/bullet/ Your signature may have to be guaranteed. See Signature Guarantees below.

Evidence of the authority of the person seeking a redemption is required for all redemptions of shares held in the name of a corporation, a partnership, trust or fiduciary.

SIGNATURE GUARANTEES. For your protection, a signature guarantee will be required for the following transactions:


/bullet/  redemption requests larger than $100,000 by check;


/bullet/ redemption requests of any size made in an account where the registration and/or address has been changed in the last 10 days;

/bullet/ redemptions by check made payable to someone other than the name on the account, and/or sent to an address other than the address of record;

/bullet/ redemptions by Federal funds bank wire to a bank that is not pre-designated on your account;

/bullet/  certain requests to change the registered owners of an account; or


/bullet/ to change certain arrangements in your existing systematic withdrawal plan or cash dividend payment details.


This guarantee must be made by a national or state bank, a member firm of a national stock exchange, or any other eligible guarantor as defined by the SEC. Notarization is not an acceptable substitute. IDEX may require signature guarantees for certain other circumstances from time to time.


TO REDEEM SHARES BY TELEPHONE AND RECEIVE YOUR MONEY BY CHECK. You may redeem shares in amounts up to $50,000 by phone per day and receive your money by check unless you have declined this privilege on the New Account Application. Call (800) 851-9777 to order a phone redemption.

Telephone redemption with payment by check is not allowed:

/bullet/  For shares purchased by check or ACH within the past 15 days;

/bullet/ For retirement accounts (except IRAs, which will be subject to 10% withholding);


/bullet/  For shares represented by certificates;

/bullet/  In amounts of $50,000 and over; or

/bullet/ In accounts where the registration and/or address has been changed within the past 10 days.

If the account is held in more than one name, IDEX may accept the telephone sale order of any one account holder. Your registered representative may redeem shares on your behalf by telephone unless you have declined this privilege on your New Account Application.

The Fund reserves the right to alter or modify the telephone redemption privilege. See Other Information -- Telephone Transactions for further information.

TO REDEEM SHARES BY TELEPHONE AND RECEIVE YOUR MONEY ELECTRONICALLY BY ACH OR BANK WIRE. You may sell up to $50,000 worth of shares by phone and receive your money by ACH or Federal funds bank wire to a pre-authorized bank account. To receive this privilege, complete the appropriate section of the New Account Application. If you already have an account, and wish to add the electronic payment privilege, mail a signature guaranteed letter and bank information (usually a voided check) to IDEX. ACH transfers usually take three banking days. No fee is currently charged for this service.


Funds sent via Federal funds bank wire usually arrive on the next banking day. Each time you have money wired to your bank account via a Federal funds wire, a $20 fee will be charged. This amount will be deducted from your account by the sale of shares. The receiving bank may also charge you a fee. Federal funds wire transfers require a minimum redemption of $1,000.

If you do not have the wire transfer privilege, and do not want to establish it as a standing privilege on your account, you may still redeem shares and receive funds at a U.S. bank via Federal funds wire by writing a letter of instruction to IDEX. A Federal funds wire redemption generally requires a signature guarantee.


TO REDEEM SHARES THROUGH A REGISTERED DEALER. You may also place confirmed redemption requests through registered securities dealers. Some of these dealers use the National Securities Clearing Corporation ("NSCC") electronic order system. It is the responsibility of such dealers to transmit your sell orders promptly. Payment for these redemption requests will be made to the dealer within three days after IDEX receives your order, properly signed, including share certificates and appropriate signature guarantees where necessary. IDEX reviews all such orders.

TO REDEEM SHARES AUTOMATICALLY, AT REGULAR INTERVALS. You may establish a systematic withdrawal plan ("SWP") on your New Account Application or by calling Customer Service and obtaining the forms to do so. To set up an SWP, you must:

/bullet/  Have an account worth at least $10,000;

/bullet/ Withdraw only up to 12% annually of the value of your account, if you own B shares;


/bullet/  Withdraw at least $50 with each redemption.


You may receive your money via ACH to your bank account or by check to your address of record.


Withdrawals paid by check are normally made seven to 10 days before the first of the month, although the Fund cannot guarantee that you will receive your money exactly by the date you select. You may make withdrawals monthly, quarterly, or annually.


Special considerations in using an SWP:

/bullet/ If an SWP is established on a new account, the initial disbursement will not be made within 15 days of the date of your initial purchase.

/bullet/ Dividends and capital gains distributions on accounts with an active SWP are usually paid in additional shares of the Portfolio.

/bullet/ If the requested payments under an SWP require sale of more shares than have been credited through the payment of dividends and capital gains distributions in additional shares, your original investment may depleted and ultimately exhausted.

/bullet/ Payments under an SWP probably will include some amount of your original investment and are taxable events.

/bullet/ An SWP may not be advantageous to maintain while you simultaneously buy shares in the same portfolio; you'll pay more in sales charges than you have to.

/bullet/ You can change or cancel an SWP at any time by writing or calling IDEX. An SWP will be terminated when all shares in an account have been redeemed, or when IDEX receives notice of the account holder's death.

                            REINVESTMENT PRIVILEGE

If you sell Class A or Class B shares, you may repurchase Class A or Class B shares in any Portfolio of the same class or the IDEX Fund, in an amount not more than the amount you sold without incurring a new sales charge. To do this, you must send a written request to IDEX within 90 days after you sell your shares. IDEX reserves the right to modify or eliminate this reinvestment privilege at any time. Exchanging shares is allowed any time, generally without new sales charges. See How to Exchange Shares, below.

When you exercise this reinvestment privilege:

/bullet/ You may reinvest the proceeds of a Class A share sale in Class A shares without paying the up-front commission;

/bullet/ You may reinvest the proceeds of a Class B share sale in Class B shares, and your new shares will be considered the same age as your old shares -- i.e., if you sell three-year-old shares and buy new shares, the new shares will be, effectively, three years old, and therefore subject to a smaller contingent deferred sales charge;

/bullet/ The contingent deferred sales charge you paid when you sold your Class B shares will also be reinvested in new Class B shares;

/bullet/ Alternatively, you may reinvest the proceeds of a Class B share sale (less the contingent deferred sales charge paid) in Class A shares without paying the up-front sales charge on these Class A shares.

NOTE: Certain distributions from qualified plans are not eligible for this privilege.

                            HOW TO EXCHANGE SHARES


GENERAL INFORMATION. You may exchange shares of one Fund or Portfolio for shares in the same class of another Portfolio. No sales charges are imposed at the time of an exchange; exchanges must be made in amounts of $500 or more. You may exchange Class A shares for Class A shares, Class B shares for Class B shares, and Class C shares for Class C shares, among any of the Portfolios in this Fund. Class A shares may be exchanged for shares in any Funds or Portfolios of the IDEX group.

In the case of Class B share exchanges, the contingent deferred sales charge will be calculated from the date you bought your original shares -- i.e., your new shares will be the same age as your old shares, so your sales charge will not increase.


In addition, you may exchange Class A or Class C shares for any of the three portfolios of the Cash Equivalent Fund or the California Tax-Exempt Money Market Fund. Class B shares may be exchanged only for the Cash Equivalent Money Market Portfolio. See Money Market Fund Exchange Privilege, below.

You automatically have the telephone exchange privilege unless you decline it on your New Account Application.

Exchanges may be made by mail or by phone. Write or call IDEX Customer
Service.

You may exchange all the shares in one account for shares in another account. All special account features present in the old account, such as Automatic Investment Plan, Letter of Intention, or Systematic Withdrawal/Exchange Plan, will be transferred to the new account, unless IDEX is otherwise instructed.

You may exchange part of the shares in one account and open a new account for new shares in another fund or portfolio. In partial exchanges, all special account features except Automatic Investment Plan and Systematic
Withdrawal/Exchange Plan will be transferred to the new account, unless IDEX is otherwise instructed.


Before making an exchange into a Fund or Portfolio which is new to you, read the Prospectus carefully. Obtain Prospectuses by calling or writing IDEX Customer Service.


The Fund reserves the right to limit exchanges or modify or terminate the exchange privilege at any time.

TELEPHONE EXCHANGES. Call IDEX Customer Service at (800) 851-9777 to make a telephone exchange. New shares acquired by phone exchange must be registered in exactly the same name as the shares sold by phone exchange. No share certificates are available for shares acquired through a phone exchange. See Other Information -- Telephone Transactions for more information.

SYSTEMATIC EXCHANGES.  You may choose, either on your New Account
Application, or by writing IDEX, to exchange shares of the same class automatically at regular intervals from one Portfolio to another. All conditions described above under General Information also apply to systematic exchanges.

New shares acquired by systematic exchange must be registered in exactly the same name as the shares sold in a systematic exchange. No share certificates are available for shares acquired through a systematic exchange.

MONEY MARKET FUND EXCHANGE PRIVILEGE. You may make sales charge-free exchanges of at least $500 at NAV from Class A or Class C shares to any of the three portfolios of the Cash Equivalent Fund or the California Tax-Exempt Money Market Fund. Class B shares may be exchanged without sales charge, minimum $500 at NAV, only into the Cash Equivalent Money Market Portfolio.

You may also sell your shares of any of the Money Market Funds in minimum amounts of $500 and invest the proceeds in the same class of shares of any of the other Portfolios.

Sales charges will be made on exchanges from Money Market Funds when you have originally invested in these Money Market Funds, then decided to exchange for shares of a Portfolio in the Fund.

Systematic exchanges may also be made between the Money Market Funds and the Portfolios of the Fund. See Systematic Exchanges, above, for conditions.


These Funds (the "Money Market Funds"), which are separately managed by Zurich Kemper Investments, Inc., are open-end, diversified money market mutual funds.


Sales of shares in connection with Money Market Fund exchanges will be effected as of the end of the day when your exchange request is received, if it is received before 4:00 p.m. Eastern time.

This exchange privilege does not constitute an offering or recommendation of Money Market Fund shares by the Fund. Before making a Money Market Fund exchange, you should consider the investment objective of the Money Market Fund and read its current Prospectus.

You may request a Money Market Fund exchange by writing or calling IDEX Customer Service.


CLASS B SHARES -- SALES CHARGE DETERMINATION IN MONEY MARKET FUND EXCHANGES. When you exchange Class B shares of a Portfolio for Class B shares of the Cash Equivalent Money Market Portfolio, you will not be charged a contingent deferred sales charge. You will be charged the sales charge if you subsequently sell the Class B shares of the Cash Equivalent Money Market Portfolio, but the time you held the shares of the Cash Equivalent Money Market Portfolio will not count toward figuring the sales charge.

Similarly, if you exchange Class B shares of the Cash Equivalent Money Market Portfolio back for Class B shares of a Portfolio of the Fund, no sales charge will be made. However, when you eventually sell the Class B shares of your Portfolio, you will pay the deferred sales charge, which is determined only for the time you hold Class B shares in the Fund. The time you held Class B shares of the Cash Equivalent Money Market Portfolio does not count toward figuring your ultimate sales charge.

                              OTHER INFORMATION

MINIMUM ACCOUNT BALANCE. The Fund may redeem any account in which the balance has fallen below $500 due to redemptions and there are no share purchases within the past 60 days, unless the account is less than 24 months old. If the account holds Class B shares, a sales charge will be deducted from this sale.


The Fund will notify the holder of such an account 60 days before closing it. After being notified, the account holder may make share purchases to bring the account above the $500 minimum.

REPURCHASE ARRANGEMENTS. For the convenience of its shareholders, the Fund has authorized ISI to act as its agent in the repurchase of Fund shares. This procedure may be terminated at any time. If you sell your shares to ISI through a dealer, your dealer may charge you an additional fee.

RETIREMENT PLANS. Class A, Class B, and Class C shares may be purchased in qualified retirement plans, including individual retirement accounts (IRAs), 401(k)s, Simplified Employee Pension Plans (SEP-IRAs), corporate and self-employed pension and profit sharing plans (Keoghs) and 403(b)(7) programs.


Do not try to open a retirement plan with the application in this Prospectus. These plans require a different application. Call or write IDEX Customer Service to obtain the application.

Retirement plan accounts are ordinarily charged a $12 per year maintenance fee, with a maximum of $24 a year per taxpayer ID number. However, if your retirement plan is under custody of Investors Fiduciary Trust Company and your combined retirement account balances per taxpayer ID number are more than $50,000, there is generally no fee.


The SAI contains more information about retirement plans. Investors should consult with their tax advisers about tax-deferral issues in such plans.

TELEPHONE TRANSACTIONS. The Fund, ISI and IDEX will not be liable for complying with telephone instructions, and investors will bear the risk of loss. The Fund, ISI and/or IDEX will employ reasonable procedures to make sure telephone instructions are genuine. These procedures may include, among others, requiring forms of personal identification, providing written confirmation of telephone transactions and/or tape recording telephone orders. If the Fund, ISI and/or IDEX do not employ such reasonable procedures, they may be held liable for loss due to fraudulent or unauthorized telephone instructions.


HOW TRANSACTIONS ARE CONFIRMED. After most every account transaction, except when shares are bought with reinvested dividends and capital gains distributions and except for automatic redemptions or purchases via ACH, you will receive a statement. This statement will show the details of the transaction, the number of shares held in your account and the transactions since the beginning of the year. You will receive a quarterly statement which details your dividend and capital gain distribution reinvestments as well as your ACH transactions.

HISTORICAL STATEMENTS. You may order a historical statement covering years before the current year.


SHARE CERTIFICATES. Account holders ordinarily do not want share certificates. Shares are normally recorded on the Fund's books and no certificates are issued. You may, however, obtain certificates for your shares, with these limitations:

/bullet/  No certificates will be issued for fractional shares;

/bullet/ No certificates will be issued for accounts holding less than 30 shares, except in connection with sales or transfers of shares from other funds when you already hold certificates;

/bullet/  Certificates are issued only in the same name as your account;

/bullet/ Certificates are not issued for retirements plan accounts with IFTC as custodian.


If you want certificates representing your shares, you may write or call IDEX to request them. You may return share certificates to IDEX at any time. There may be a charge for cancelling and replacing lost or stolen share certificates. Notify IDEX immediately if your certificates are lost or stolen. Remember that if you ask for a certificate for your shares, you will not be able to redeem or exchange your shares by telephone. Also, you will have to send your share certificate to us when you want to redeem or exchange those shares.

                                  APPENDIX A

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING      EXPLANATION
------------------------------------ ---------------- ---------------------------------------------------------------------------
STANDARD & POOR'S CORPORATION        AAA              Highest rating; extremely strong capacity to pay principal and interest.
                                     AA               High quality; very strong capacity to pay principal and interest.
                                     A                Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                     BBB              Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                     BB, B,           Predominantly speculative with respect to the issuer's capacity to meet
                                     CCC, CC, C       required interest and principal payments. BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                                     D                In default.
------------------------------------ ---------------- ---------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.      Aaa              Highest quality, smallest degree of investment risk.
                                     Aa               High quality; together with Aaa bonds, they compose the high-grade bond group.
                                     A                Upper-medium grade obligations; many favorable investment attributes.
                                     Baa              Medium-grade obligations; neither highly protected nor poorly secured.
                                                      Interest and principal appear adequate for the present but certain protective elements may be lacking
                                                      or may be unreliable over any great length of time.
                                     Ba               More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                                     B                Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                     Caa              Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                                     Ca               Speculative in a high degree; could be in default or have other marked shortcomings.
                                     C                Lowest-rated; extremely poor prospects of ever attaining investment standing.

                    SECURITIES HOLDINGS BY RATING CATEGORY

During the fiscal period ended September 30, 1995, the percentage of securities holdings by rating category based upon a weighted average was:

    BONDS- S&P RATING                                   FLEXIBLE INCOME PORTFOLIO         INCOME PLUS PORTFOLIO
    AAA                                                           12.6%                              -%
    AA                                                             3.7%                            2.8%
    A                                                             11.4%                            1.7%
    BBB                                                           27.1%                           44.2%
    BB                                                            13.1%                           14.6%
    B                                                             28.0%                           18.7%
    CCC                                                              -%                              -%
    CC                                                               -%                              -%
    C                                                                -%                              -%
    Preferred Stock                                                  -%                            0.5%
    Cash, Equivalents and Assets Less Liabilities                  4.1%                           17.5%
 -------------------------------------------------   ------------------------------    --------------------------
    TOTAL                                                          100%                            100%
 -------------------------------------------------   ------------------------------    --------------------------

No other Fund held 5% or more of its assets in bonds rated below investment grade, including unrated bonds deemed to be the equivalent of noninvestment grade securities, for the fiscal period ended September 30, 1995. Unrated securities and securities that have received different ratings from more than one agency will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities.

                                  APPENDIX B

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of the types of securities in which the Portfolios may invest. The Portfolios may invest in these securities to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in ANY type of security unless precluded by the policies discussed elsewhere in this Prospectus or in the SAI.


I. EQUITY AND DEBT SECURITIES


BONDS ARE DEBT SECURITIES issued by a company, municipality or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

CERTIFICATES OF PARTICIPATION ("COPS") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolios may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. The Portfolios may determine that such securities are liquid under guidelines established by the Trustees.

COMMON STOCK represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

FIXED-INCOME SECURITIES are securities that pay a fixed rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a fixed rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

HIGH-YIELD/HIGH-RISK BONDS are securities that are rated below investment grade by the primary rating agencies (BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

MORTGAGE- AND ASSET-BACKED SECURITIES are shares in an organized pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are foreign investment funds or trusts. In addition to bearing their proportionate share of a Portfolio's expenses, shareholders may indirectly bear similar expenses of PFICs and similar trusts.

PREFERRED STOCK is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by a bank or dealer to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

REVERSE REPURCHASE agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique may be used to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes.

STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

TENDER OPTION BONDS are generally long-term securities that have been coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the liquidity of municipal securities.

U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery due at some time in the future (i.e., beyond normal settlement). The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a significant discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Strips are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND
    OTHER DERIVATIVES

FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolios may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.


INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument.

OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolios may purchase and write put and call options on securities, securities indices and foreign currencies. A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

FORWARD CONTRACTS are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of nondollar denominated securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

                     IDEX II AGGRESSIVE GROWTH PORTFOLIO
                    IDEX II CAPITAL APPRECIATION PORTFOLIO
                           IDEX II GLOBAL PORTFOLIO
                           IDEX II GROWTH PORTFOLIO
                          IDEX II C.A.S.E. PORTFOLIO
                       IDEX II EQUITY-INCOME PORTFOLIO
                 IDEX II TACTICAL ASSET ALLOCATION PORTFOLIO
                          IDEX II BALANCED PORTFOLIO
                      IDEX II FLEXIBLE INCOME PORTFOLIO
                        IDEX II INCOME PLUS PORTFOLIO
                         IDEX II TAX-EXEMPT PORTFOLIO

                     STATEMENT OF ADDITIONAL INFORMATION

                               FEBRUARY 1, 1996

                             IDEX II SERIES FUND
                             201 Highland Avenue
                             Largo, Florida 34640
                     Shareholder Services (800) 851-9777

   IDEX II Aggressive Growth Portfolio, IDEX II Capital Appreciation Portfolio, IDEX II Global Portfolio, IDEX II Growth Portfolio, IDEX II C.A.S.E. Portfolio, IDEX II Equity-Income Portfolio, IDEX II Tactical Asset Allocation Portfolio, IDEX II Balanced Portfolio, IDEX II Flexible Income Portfolio, IDEX II Income Plus Portfolio (formerly known as IDEX II High Yield Portfolio) and IDEX II Tax-Exempt Portfolio (each a "Portfolio" and collectively, the "Portfolios") are series of IDEX II Series Fund (the "Fund"), an open-end management investment company that offers a selection of investment portfolios. All Portfolios other than the Capital Appreciation Portfolio are diversified, while the Capital Appreciation Portfolio is nondiversified. IDEX II Aggressive Growth Portfolio seeks long-term capital appreciation. IDEX II C.A.S.E. Portfolio seeks annual growth of capital through investments in companies whose management, financial resources and fundamentals appear attractive on a scale measured against each company's present value. IDEX II Capital Appreciation Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by emphasizing investments in common stocks of companies by normally investing at least 50% of its equity assets in securities issued by medium-sized companies as described in the Prospectus. IDEX II Global Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital, primarily through investments in common stocks of foreign and domestic issuers. IDEX II Growth Portfolio seeks only growth of capital. IDEX II Equity-Income Portfolio seeks to provide current income, long-term growth of income and capital appreciation. IDEX II Tactical Asset Allocation Portfolio seeks preservation of capital and competitive investment returns. IDEX II Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. IDEX II Flexible Income Portfolio seeks to obtain maximum total return for its shareholders, consistent with preservation of capital, by actively managing a portfolio of income-producing securities. IDEX II Income Plus Portfolio seeks to provide as high a level of current income as is consistent with the avoidance of excessive risk. IDEX II Tax-Exempt Portfolio seeks to provide maximum current interest income exempt from federal income tax in a manner consistent with preservation of capital.

   This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Prospectus dated February 1, 1996 which may be obtained free of charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information contains additional and more detailed information about each Portfolio's operations and activities than that set forth in the Prospectus.

ISF00065-2/96

                             IDEX II SERIES FUND

                     STATEMENT OF ADDITIONAL INFORMATION

                              TABLE OF CONTENTS


 INVESTMENT OBJECTIVES ....................................................................     1

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES ..........................................      1
  Investment Restrictions of IDEX II Aggressive Growth Portfolio .........................      1
  Investment Restrictions of IDEX II Capital Appreciation Portfolio and
   IDEX II Balanced Portfolio ............................................................      3
  Investment Restrictions of IDEX II Global Portfolio ....................................      5
  Investment Restrictions of IDEX II Growth Portfolio and
   IDEX II Flexible Income Portfolio .....................................................      7
  Investment Restrictions of IDEX II C.A.S.E. Portfolio ..................................      9
  Investment Restrictions of IDEX II Equity-Income Portfolio .............................     11
  Investment Restrictions of IDEX II Tactical Asset Allocation Portfolio  ................     12
  Investment Restrictions of IDEX II Income Plus Portfolio ...............................     14
  Investment Restrictions of IDEX II Tax-Exempt Portfolio ................................     16

OTHER POLICIES AND PRACTICES OF THE PORTFOLIOS ...........................................     18
  Futures, Options and Other Derivative Instruments ......................................     18
    Futures Contracts ....................................................................     18
    Options on Futures Contracts .........................................................     21
    Options on Securities ................................................................     22
    Options on Foreign Currencies ........................................................     26
    Forward Contracts ....................................................................     27
    Swaps and Swap-Related Products ......................................................     28
    Eurodollar Instruments ...............................................................     29
    Special Investment Considerations and Risks ..........................................     30
    Additional Risks of Options on Foreign Currencies, Forward Contracts and
     Foreign Instruments .................................................................     30
  Other Investment Companies .............................................................     31
  Zero Coupon, Pay-In-Kind and Step Coupon Securities ....................................     31
  Income-Producing Securities ............................................................     32
  Lending of Portfolio Securities ........................................................     33
  Joint Accounts .........................................................................     34
  Illiquid Securities ....................................................................     34
  Repurchase and Reverse Repurchase Agreements ...........................................     34
  Pass-through Securities ................................................................     35
  High-Yield/High-Risk Bonds .............................................................     36
  Warrants and Rights ....................................................................     37
  U.S. Government Securities .............................................................     37
  Portfolio Turnover .....................................................................     37

INVESTMENT ADVISORY AND OTHER SERVICES ...................................................     38
  Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios  .........     38
  Tax-Exempt, Income Plus, Aggressive Growth, Equity-Income, Tactical Asset Allocation
   and C.A.S.E. Portfolios ...............................................................     41
  Additional Investment Advisory or Sub-Advisory Services Provided by the Sub-Advisers  ..     43

                                       i

DISTRIBUTOR ..............................................................................     44

ADMINISTRATIVE SERVICES ..................................................................     44

CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES ...........................................     45

PORTFOLIO TRANSACTIONS AND BROKERAGE .....................................................     46

TRUSTEES AND OFFICERS ....................................................................     49

PURCHASE OF SHARES .......................................................................     53

DISTRIBUTION PLANS .......................................................................     54

NET ASSET VALUE DETERMINATION ............................................................     57

DIVIDENDS AND OTHER DISTRIBUTIONS ........................................................     59

SHAREHOLDER ACCOUNTS .....................................................................     59

RETIREMENT PLANS .........................................................................     59

REDEMPTION OF SHARES .....................................................................     60

TAXES ....................................................................................     61

PRINCIPAL SHAREHOLDERS ...................................................................     63

MISCELLANEOUS ............................................................................     63
  Organization ...........................................................................     63
  Shares of Beneficial Interest ..........................................................     64
  Legal Counsel and Auditors .............................................................     64
  Registration Statement .................................................................     65

PERFORMANCE INFORMATION ..................................................................     65

FINANCIAL STATEMENTS .....................................................................     69

APPENDIX A--CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST ........................     70


                            INVESTMENT OBJECTIVES

   The Prospectus discusses the investment objective of each Portfolio, the types of securities in which each Portfolio will invest and the policies and practices of each Portfolio. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the Prospectus.

   There can be no assurance that a Portfolio will, in fact, achieve its objective. A Portfolio's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of a Portfolio may result in the Portfolio having an investment objective different from that which the shareholder deemed appropriate at the time of investment. A Portfolio will not change its objective without 30 days prior notice to its shareholders nor will it charge shareholders an exchange fee or redemption fee after such notice and prior to the expiration of such 30 day notice period. However, should a shareholder decide to redeem Portfolio shares because of a change in the objective, the shareholder may realize a taxable gain or loss.

               INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

   As indicated in the Prospectus, each Portfolio is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of a Portfolio, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy.


   As of February 1, 1996, the non-fundamental investment restrictions for each Portfolio relating to borrowing and/or senior securities will be applied as fundamental restrictions. It is anticipated that the Board of Trustees of the Fund will approve this change at the regular quarterly meeting which will be held on March 18, 1996.


INVESTMENT RESTRICTIONS OF IDEX II AGGRESSIVE GROWTH PORTFOLIO

IDEX II Aggressive Growth Portfolio may not, as a matter of fundamental policy:

   1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

   2. Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities;

   3. Purchase or sell real estate or real estate limited partnerships, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate;

   4. Invest in commodities, except that the Portfolio may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in aggregate initial margin and premiums;

   5. Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements; and

   6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

   Furthermore, the Portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Fund without shareholder approval:

   (A) The Portfolio may not invest in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed 5% of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation;

   (B) The Portfolio may not sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box";

   (C) The Portfolio may not pledge, hypothecate, mortgage or otherwise encumber more than 15% of the value of the Portfolio's total assets except in connection with borrowings described in H below. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis;

   (D) The Portfolio may not purchase securities, including securities of issuers which are not readily marketable, of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase;

   (E) The Portfolio may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses;

   (F) The Portfolio may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange;

   (G) The Portfolio may not purchase or retain the securities of any issuer if any of the officers or directors of the Portfolio or investment adviser individually owns more than 0.5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities;

   (H) The Portfolio may not borrow money, except that the Portfolio may borrow from banks for investment purposes as set forth in the Prospectus and may also engage in reverse repurchase agreements. Immediately after any borrowing, including reverse repurchase agreements, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings;

   (I) The Portfolio may not invest in companies for the purpose of exercising control or management;

   (J) The Portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act; and

   (K) The Portfolio may not issue senior securities, except that the Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required coverage.

INVESTMENT RESTRICTIONS OF IDEX II CAPITAL APPRECIATION PORTFOLIO AND IDEX II BALANCED PORTFOLIO

IDEX II Capital Appreciation Portfolio and IDEX II Balanced Portfolio may not, as a matter of fundamental policy:

   1. With respect to 75% of its total assets in the case of the Balanced Portfolio and 50% of its total assets in the case of the Capital Appreciation Portfolio, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act") ), if immediately after and as a result of such purchase the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of such Portfolio's total assets or the Portfolio owns more than 10% of the outstanding voting securities of such issuer. With respect to the remaining 50% of the value of its total assets, IDEX II Capital Appreciation Portfolio may invest in the securities of as few as two issuers;

   2. Invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities);

   3. Invest directly in real estate or interests in real estate; however, a Portfolio may own debt or equity securities issued by companies engaged in those businesses;

   4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent a Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

   5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements); and

   6. Act as underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of that Portfolio.

   Furthermore, the Capital Appreciation Portfolio and the Balanced Portfolio have adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

   (A) The Portfolio's investment in warrants, valued at the lower of cost or market value may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of its net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy;

   (B) The Portfolio may not: (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions of that Portfolio would exceed the market value of its total assets;

   (C) The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;

   (D) The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, contracts, swaps, and forward contracts, shall not be deemed to constitute purchasing securities on margin;

   (E) The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Portfolio invests in a money market fund, the investment adviser will reduce its advisory fees by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund;

   (F) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

   (G) The Portfolio may not purchase securities, including securities of issuers which are not readily marketable, of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase;

   (H) The Portfolio may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses;

   (I) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, and the segregation of assets in connection with such contracts;

   (J) The Portfolio may not purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser or sub-adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such Rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation;

   (K) The Portfolio may not invest in companies for the purpose of exercising control or management;

   (L) With respect to the Balanced Portfolio only, at least 25% of the assets of that Portfolio will normally be invested in fixed-income senior securities, which include corporate debt securities and preferred stock; and

   (M) The Portfolio may not purchase or retain the securities of any issuer if any of the officers or directors of the Portfolio or investment adviser individually owns more than 0.5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

INVESTMENT RESTRICTIONS OF IDEX II GLOBAL PORTFOLIO

IDEX II Global Portfolio may not, as a matter of fundamental policy:

   1. Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act") ), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets;

   2. Invest more than 25% of the value of its assets in any particular industry (other than government securities);

   3. Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses;

   4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);

   5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements); and

   6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

   Furthermore, the Global Portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

   (A) The Portfolio's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value;

   (B) The Portfolio may not: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

   (C) The Portfolio may not sell securities short, unless it owns or has the right, without the payment of any additional compensation, to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

   (D) The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

   (E) The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

   (F) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

   (G) The Portfolio may not purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase;

   (H) The Portfolio may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses;

   (I) The Portfolio may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contacts;

   (J) The Portfolio may not invest more than 15% of its assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such Rule,
Section 4(2) commercial paper or any other securities as to which the Board of Trustees have made a determination as to liquidity, as permitted under the 1940 Act; and

   (K) The Portfolio may not invest in companies for the purpose of exercising control or management.

INVESTMENT RESTRICTIONS OF IDEX II GROWTH PORTFOLIO AND IDEX II FLEXIBLE INCOME PORTFOLIO

IDEX II Growth Portfolio and IDEX II Flexible Income Portfolio may not, as a matter of fundamental policy:

   1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer;

   2. Invest more than 25% of the value of its assets in any particular industry (other than government securities);

   3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the Portfolio from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

   4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses;

   5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio; and

   6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

   Furthermore, the Growth Portfolio and the Flexible Income Portfolio have adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval:

   (A) The Portfolio may not: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into; and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

   (B) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

   (C) The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments are not deemed to constitute selling securities short;

   (D) The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

   (E) The Portfolio may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions;

   (F) The Portfolio may not invest more than 15% of its assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such Rule,
Section 4(2) commercial paper or any securities which the Board of Trustees or the investment sub-adviser, as appropriate, has made a determination of liquidity, as permitted under the 1940 Act;

   (G) The Portfolio may not invest in companies for the purpose of exercising control or management;

   (H) The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers to exchange, or as a result of reorganization, consolidation, or merger. If the Portfolio invests in a money market fund, the investment advisers will reduce their advisory fees by the amount of any investment advisory or administrative service fees paid to the investment manager of the money market fund;

   (I) The Portfolio may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses;

   (J) The Portfolio may not purchase the securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the value of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase; and

   (K) The Portfolio may not invest in warrants valued at the lower of cost or market value, if such value exceeds 5% of the Portfolio's net assets, provided that no more than 2% of the Portfolio's net assets may be invested in warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

   In making all investments for the IDEX II Flexible Income Portfolio, the sub-adviser will emphasize economic or financial factors or circumstances of the issuer, rather than opportunities for short-term arbitrage.

INVESTMENT RESTRICTIONS OF IDEX II C.A.S.E. PORTFOLIO

IDEX II C.A.S.E Portfolio may not, as a matter of fundamental policy:

   1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (other than cash items and "government securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;


   2. Invest 25% or more of the value of the Portfolio's assets in any particular industry (other than government securities);


   3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the Portfolio from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities);

   4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses;

   5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio; and

   6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).


   7. The Portfolio may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions.

   8. The Portfolio may not issue senior securities, except as permitted by the 1940 Act.


   Furthermore, the Portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Fund without shareholder approval:

   (A) The Portfolio may not, as a matter of non-fundamental policy (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets;

   (B) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions;

   (C) The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short;


   (D) The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin;

   (E) The Portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such Rule, Section 4(2) commercial paper or other securities for which the Board of Trustees has made a determination of liquidity, as permitted under the 1940 Act;

   (F) The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers to exchange, or as a result of reorganization, consolidation, or merger. If the Portfolio invests in a money market fund, the investment adviser will reduce its advisory fee by the amount of any investment advisory or administrative service fees paid to the investment manager of the money market fund;

   (G) The Portfolio may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses;

   (H) The Portfolio may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors;

   (I) The Portfolio may not invest in companies for the purpose of exercising control or management;

   (J) The Portfolio's investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value;

   (K) The Portfolio may not purchase securities, including securities of issuers which are not readily marketable, of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase; and (M)

   (L) The Portfolio may not purchase or retain the securities of any issuer if any of the officers or directors of the Portfolio or investment adviser individually owns more than 0.5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.


INVESTMENT RESTRICTIONS OF IDEX II EQUITY-INCOME PORTFOLIO

IDEX II Equity-Income Portfolio may not, as a matter of fundamental policy:

   With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer;

   Invest more than 25% of the Portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances;

   Purchase or sell real estate (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

   Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by physical commodities);

   Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities); and

   Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

   Furthermore, the Equity-Income Portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Fund without shareholder approval:

   (A) The Portfolio's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value;

   (B) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net assets, provided that this limitation does not apply in the case of assets deposited to margin or guarantee positions in options, futures contracts and options on futures contracts or placed in a segregated account in connection with such contracts;

   (C) The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

   (D) The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

   (E) The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

   (F) The Portfolio may not purchase securities, including securities of issuers which are not readily marketable, of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase;

   (G) The Portfolio may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses;

   (H) The Portfolio may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation;

   (I) The Portfolio may not invest more than 15% of its assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such Rule,
Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act;

   (J) The Portfolio may not invest in companies for the purpose of exercising control or management;

   (K) The Portfolio may not issue senior securities, except as permitted by the 1940 Act;

   (L) The Portfolio may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 10% of the Portfolio's total assets would be invested in such securities; and

   (M) The Portfolio may not purchase or retain the securities of any issuer if any of the officers or directors of the Portfolio or investment adviser individually owns more than 0.5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

INVESTMENT RESTRICTIONS OF IDEX II TACTICAL ASSET ALLOCATION PORTFOLIO

IDEX II Tactical Asset Allocation Portfolio may not, as a matter of fundamental policy:

   1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer;

   2. Invest more than 25% of the Portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction. In addition, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or of certificates of deposit and bankers acceptances;

   3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolio from investing in securities or other instruments backed by physical commodities);

   4. Purchase or sell real estate (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business);

   5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities); and

   6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

   Furthermore, the Tactical Asset Allocation Portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Trustees of the Fund without shareholder approval:

   (A) The Portfolio's investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value;

   (B) The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward and futures contracts are not deemed to constitute selling securities short;

   (C) The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin;

   (D) The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization;

   (E) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;

   (F) The Portfolio may not invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses;

   (G) The Portfolio may not invest in companies for the purpose of exercising control or management;

   (H) The Portfolio may not issue senior securities, except as permitted by the 1940 Act;

   (I) The Portfolio may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation;

   (J) The Portfolio may not purchase securities, including securities of issuers which are not readily marketable, of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase;

   (K) The Portfolio may not purchase or retain the securities of any issuer if any of the officers or directors of the Portfolio or investment adviser individually owns more than 0.5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities; and

   (L) The Portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Trustees has made a determination as to liquidity, as permitted under the 1940 Act.

INVESTMENT RESTRICTIONS OF IDEX II INCOME PLUS PORTFOLIO

IDEX II Income Plus Portfolio may not, as a matter of fundamental policy:

   1. Borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed 1/3 of the current value of the Portfolio's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. If at any time the Portfolio's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced within 3 business days to the extent necessary to comply with the limitation. The Portfolio will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding;

   2. Pledge assets, except that the Portfolio may pledge not more than 1/3 of its total assets (taken at current value) to secure borrowings made in accordance with paragraph 1 above. Initial margin deposits under interest rate futures contracts, which are made to guarantee the Portfolio's performance under such contracts, shall not be deemed a pledging of Portfolio assets for the purpose of this investment restriction. As a matter of non-fundamental operating policy, in order to permit the sale of shares of the

Portfolio under certain state laws, the Portfolio will not pledge its assets in excess of an amount equal to 10% of its net assets unless such state restrictions are changed;

   3. Invest more than 25% of its assets, measured at the time of investment, in a single industry (which term shall not include governments or their political subdivisions), outside the industries of the Portfolio's public utilities Portfolio concentration, except that the Portfolio may, for temporary defensive purposes, invest more than 25% of its total assets in the obligations of banks;

   4. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, provided that up to 25% of the Portfolio's total net assets may be invested without regard to this 5% limitation and in the case of certificates of deposit, time deposits and banker's acceptances, up to 25% of total Portfolio assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation;

   5. Invest in mineral leases;

   6. Invest in bank time deposits with maturities of over 7 calendar days, or invest more than 10% of the Portfolio's total assets in bank time deposits with maturities of from 2 business days through 7 calendar days;

   7. Issue senior securities, except to the extent that senior securities may be deemed to arise from bank borrowings and purchases of government securities on a "when-issued" or "delayed delivery" basis, as described in the Prospectus;

   8. Underwrite any issue of securities, except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the Portfolio may purchase securities directly from the issuers thereof for investment in accordance with the Portfolio's investment objective and policies;

   9. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell interest rate futures contracts for hedging purposes as set forth in the Prospectus;

   10. Purchase securities on margin or sell "short", but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. (Initial and maintenance margin deposits and payment with respect to interest rate futures contracts are not considered the purchase of securities on margin);

   11. Purchase or retain the securities of any issuer, if, to the Portfolio's knowledge, those officers and directors of the manager and sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities;

   12. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;

   13. Make loans, except to the extent the purchase of notes, bonds, bankers' acceptances or other evidence of indebtedness or the entry into repurchase agreements or deposits (including time deposits and certificates of deposit) with banks may be considered loans;

   14. Invest in companies for the purpose of exercising management or control;

   15. Invest in oil, gas or other mineral exploration or development programs;

   16. Purchase or hold any real estate or mortgage loans thereon, except that the Portfolio may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein; and

   17. Purchase the securities (other than government securities) of any issuer if, as a result, the Portfolio would hold more than 10% of any class of securities (including any class of voting securities) of such issuer; for this purpose, all debt obligations of an issuer, and all shares of stock of an issuer other than common stock, are treated as a single class of securities.

   The Income Plus Portfolio has also adopted certain non-fundamental investment restrictions which may be changed by the Board of Trustees without shareholder approval. The Income Plus Portfolio may not:

   (A) Write or purchase put, call, straddle or spread options, or combinations thereof;

   (B) Invest more than 10% of its assets in illiquid securities;

   (C) Invest more than 5% of its net assets in securities (other than government securities) of issuers which, together with their predecessors, have been in business for less than 3 years;

   (D) Invest in real estate limited partnerships;

   (E) Purchase or sell interest rate futures contracts (a) involving aggregate delivery or purchase obligations in excess of 30% of the Portfolio's net assets, or aggregate margin deposits made by the Portfolio in excess of 5% of the Portfolio's net assets, (b) which are not for hedging purposes only, or (c) which are executed under custodial, reserve and other arrangements inconsistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission for exemption from enforcement proceedings under Section 17(f) or 18(f) of the 1940 Act, (ii) by the CFTC for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, or (iii) by state securities commissioners or administrators in the states in which the Portfolio's shares have been qualified for public offering; and

   (F) The Fund may not invest in warrants, valued at the lower of cost or market value, if such value exceeds 5% of the Fund's net assets, provided that no more than 2% of the Fund's net assets may be invested in warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

INVESTMENT RESTRICTIONS OF IDEX II TAX-EXEMPT PORTFOLIO

IDEX II Tax-Exempt Portfolio may not, as a matter of fundamental policy:

   1. Underwrite any issue of securities, except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of its portfolio securities, although the Portfolio may purchase Municipal Obligations directly from the issuers thereof for investment in accordance with the Portfolio's investment objective and policies;

   2. Purchase the securities (other than government securities) of any issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, provided that up to 25% of the Portfolio's total net assets may be invested without regard to this 5% limitation;

   3. Invest in any direct interest in an oil, gas or other mineral exploration or development program;

   4. Purchase securities on margin or sell "short", but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

   5. Purchase or hold any real estate or mortgage loans thereon, except that the Portfolio may invest in securities secured by real estate or interests therein or issued by persons (such as real estate investment trusts) which deal in real estate or interests therein;

   6. Purchase or retain the securities of any issuer, if, to the Portfolio's knowledge, those officers and directors of the manager or sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities;

   7. Invest in securities of other investment companies, except in the event of merger or reorganization with another investment company;

   8. Make loans, except to the extent the purchase of notes, bonds, or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans;

   9. Invest in companies for the purpose of exercising management or control;

   10. Write, purchase or sell put, call, straddle or spread options, except for hedging purposes only, in accordance with such non-fundamental policies that the Board may from time to time adopt; and

   11. Purchase or sell commodities or commodity contracts.

   The Tax-Exempt Portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Trustees without shareholder approval:

   (A) The Portfolio may not invest more than 10% of its assets in illiquid securities;

   (B) The Portfolio may not invest in oil, gas or mineral leases;

   (C) The Portfolio may not invest in real estate limited partnerships;

   (D) The Portfolio may not invest more than 5% of its net assets in securities of issuers which, together with their predecessors, have been in business for less than 3 years;

   (E) The Portfolio may borrow money only for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 1/3 of the current value of the Portfolio's total assets (including the amount borrowed) less liabilities (not including the amount borrowed at the time the borrowing is made). For purposes of this limitation, reverse repurchases would not constitute borrowings; and

   (F) For hedging purposes only, the Tax-Exempt Portfolio may adopt policies permitting:

     (1) the purchase and sale of interest rate futures contracts, the purchase of put and call options thereon, and the writing of covered call or secured put options thereon, not involving delivery or purchase obligations in excess of 30% of the Portfolio's net assets, and

     (2) the purchase of put and call options related to portfolio securities and securities to be purchased for the Tax-Exempt Portfolio, the writing of secured put and covered call options, and the entering into of closing purchase transactions with respect to such options, where such transactions will not involve futures contract margin deposits and premiums on option purchases which, in the aggregate, exceed 5% of the Portfolio's net assets, in the judgment of the sub-adviser are economically appropriate to the reduction of risks inherent in the ongoing management of the Portfolio, and are executed under custodial, reserve and other arrangements consistent with regulations and policies adopted or positions taken (i) by the Securities and Exchange Commission for exemption from enforcement proceedings under Section 17(f) or 18(f) of the Investment Company Act of 1940, as amended (the "1940 Act"),
         (ii) by the Commodity Futures Trading Commission (the "CFTC") for exemption of investment companies registered under the 1940 Act from registration as "commodity pool operators" and from certain provisions of Subpart B of Part 4 of the CFTC's regulations, and
         (iii) by state securities commissioners or administrators in the states in which the Portfolio's shares have been qualified for public offering.

   The Tax-Exempt Portfolio does not intend in the foreseeable future to adopt the foregoing investment policies to permit trading in interest rate futures contracts, options thereon, and options on portfolio securities.

   Except with respect to borrowing money, if a percentage limitation set forth above is complied with at the time of the investment, a subsequent change in the percentage resulting from any change in value of the net assets of any of the Portfolios will not result in a violation of such restriction. Additional limitations on borrowing that are imposed by state law and regulations may apply.

   In addition to the above, as a fundamental policy, each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio, may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such Portfolio.

                OTHER POLICIES AND PRACTICES OF THE PORTFOLIOS

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS.

   A. FUTURES CONTRACTS. Each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices including indices of U.S. government securities, foreign government securities, equity or fixed-income securities ("futures contracts"). The Income Plus Portfolio may enter into contracts for the purchase or sale of fixed-income securities ("interest rate futures contracts") as described in the Prospectus. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

      When a Portfolio buys or sells a futures contract it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the Portfolio's securities or the prices of securities which the Portfolio is considering buying at a later date.

      The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of the margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. The portfolio manager will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which a Portfolio does business and by segregating margin payments with the custodian.

      Although a Portfolio would segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

      The acquisition or sale of a futures contract may occur, for example, when a Portfolio holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, a Portfolio might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the Portfolio by a corresponding increase in the value of the futures contract position held by that Portfolio and thereby preventing the Portfolio's net asset value from declining as much as it otherwise would have. Similarly, if interest rates were expected to rise, a Portfolio might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Portfolio. A Portfolio also could seek to protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Portfolio to maintain a defensive position without having to sell portfolio securities.

      Similarly, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Portfolio could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such Portfolio could buy equity or debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to futures contracts will consist of high-grade liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts.

      The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures contracts.

      Futures contracts entail risks. Although each of the Portfolios that invests in such contracts believes that their use will benefit the Portfolio, if the portfolio manager's investment judgment proves incorrect, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the Portfolio's futures positions. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

      The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with such performance of the Portfolio's investments.

      Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that Portfolio's other investments.

      Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

      Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

      The Aggressive Growth, Capital Appreciation, Global, Growth, C.A.S.E., Equity-Income, Tactical Asset Allocation, Balanced and Flexible Income Portfolios each intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations; except that, in addition, the Portfolios may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

      The Aggressive Growth Portfolio may not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Aggressive Growth Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

   B. OPTIONS ON FUTURES CONTRACTS. Each of the Portfolios other than the Tax-Exempt and Income Plus Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the Portfolio's securities or the prices of securities which the Portfolio is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.

      The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, that Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio securities against the risk of falling prices or rising interest rates.

      The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   C. OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. A Portfolio also may write call options that are not covered for cross-hedging purposes. A Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly. There are no specific limitations on the Portfolios' writing and buying of options on securities.

      A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

      A put option written by a Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or high-grade liquid assets with a value equal to the exercise price with its custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

      A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its portfolio. A call option written by a Portfolio is also deemed to be covered if that Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is segregated with its custodian.

      A Portfolio may also write call options that are not covered for cross hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or high-grade liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio manager believes that writing the option would achieve the desired hedge.

      If a put or call option written by a Portfolio were exercised, the Portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. A Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

      The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

      The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

      In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If a Portfolio desires to sell a particular security on which the Portfolio has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

      A Portfolio will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

      An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Portfolio may not be able to effect closing transactions in particular options and that Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      Each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that

      Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

      The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

      A Portfolio may buy put options to hedge against a decline in the value of its Portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

      A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

      In purchasing an option, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, the Portfolio would lose the amount of the premium.

      Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

      In addition to options on securities, a Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase these options unless the sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.

      Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its portfolio manager to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the portfolio manager may be forced to liquidate portfolio securities to meet settlement obligations.

      The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   D. OPTIONS ON FOREIGN CURRENCIES. Each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

      Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

      A Portfolio may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

      A Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or high-grade liquid assets that are segregated with the Fund's custodian.

      Each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a Portfolio collateralizes the option by segregating cash or high-grade liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   E. FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. Each of the Portfolios other than the Tax-Exempt Portfolio and Income Plus Portfolio may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

      The following discussion summarizes the Aggressive Growth, C.A.S.E., Capital Appreciation, Global, Growth, Equity-Income, Tactical Asset Allocation, Balanced and Flexible Income Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or another foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where such Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

      These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's position projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

      A Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, its custodian will segregate cash or high-grade liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

      While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, a Portfolio's ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

   F. SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio may enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. The portfolio manager expects to enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A Portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the Portfolio may consider buying at a later date.

      Each Portfolio does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

      Each of the Portfolios other than the Tax-Exempt and Income Plus Portfolios may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or high-grade liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The portfolio manager will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

      There is no limit on the amount of interest rate swap transactions that may be entered into by the Aggressive Growth, Capital Appreciation, Global, Growth, C.A.S.E., Equity-Income, Tactical Asset Allocation, Balanced and Flexible Income Portfolios, although none of the Portfolios presently intends to engage in such transactions in excess of 5% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

      In addition to the instruments, strategies and risks described in this Statement of Additional Information and in the Prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques, that become available as the portfolio managers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new instruments are developed. The portfolio managers may use these opportunities to the extent they are consistent with the Portfolio's investment objective and are permitted by the Portfolio's investment limitations and applicable regulatory requirements.

   G. EURODOLLAR INSTRUMENTS. The Portfolios may each make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

   H. SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which a Portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a Portfolio may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

      A Portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a Portfolio as the possible loss of the entire premium paid for an option bought by a Portfolio, the inability of the Portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a Portfolio will be able to use those instruments effectively for their intended purposes.

      In connection with certain of its hedging transactions, a Portfolio must segregate assets with the Fund's custodian bank to ensure that such Portfolio will be able to meet its obligations pursuant to these instruments. Segregated assets generally may be not be disposed of for so long as a Portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of a Portfolio's assets could impede implementation of that Portfolio's investment policies or its ability to meet redemption requests or other current obligations.

   I. ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

      In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

OTHER INVESTMENT COMPANIES.

   The Tactical Asset Allocation Portfolio may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of money market funds, which are investment companies. The Portfolio may not invest (i) more than 5% of its total assets in the securities of any one investment company or (ii) in more than 3% of the total outstanding voting securities of any other investment company. The Portfolio will indirectly bear its proportionate share of any investment advisory fees and expenses paid by the funds in which it invests, in addition to the investment advisory fee and expenses paid by the Portfolio.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES.

   Although it is the policy of the Flexible Income, Income Plus and Tactical Asset Allocation Portfolios to invest primarily in income-producing securities, each of the Portfolios other than the

Aggressive Growth Portfolio may invest up to 10% of their assets in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The Flexible Income Portfolio may also invest in "strips", which are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.

   Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years a Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which Portfolio expenses could be allocated and may reduce the rate of return for such Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

   Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

INCOME-PRODUCING SECURITIES.

   As a fundamental policy, the Flexible Income Portfolio may not purchase a non-income-producing security if, after such purchase, less than 80% of the Flexible Income Portfolio's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic income payments, as well as those that make interest payments on a deferred basis, or pay interest at maturity (as in the case with treasury bills or zero-coupon bonds).

   The Flexible Income Portfolio will purchase defaulted securities only when its portfolio manager believes, based upon his analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   A. FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or at times even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   B. DISPOSITION OF PORTFOLIO SECURITIES. Although the Flexible Income Portfolio generally intends to purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Flexible Income Portfolio will limit its holdings of any such securities to amounts that its portfolio manager believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the Flexible Income Portfolio's ability to readily dispose of its securities to meet redemptions.

   C. OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Flexible Income Portfolio.

   Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give the Portfolios the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolios at a specified price.

   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

   INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The Portfolios will not invest more than 5% of their respective assets in inverse floaters.

   The Portfolios will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of their portfolios.

LENDING OF PORTFOLIO SECURITIES.


   Subject to any applicable investment restriction relating to lending, each of the Portfolios other than the Tax-Exempt Portfolio and the Income Plus Portfolio may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) a Portfolio must receive any dividends or interest paid by the issuer on such securities; c) a Portfolio must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) a Portfolio must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by a Portfolio remain subject to fluctuations in market value. A Portfolio may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a Portfolio may experience delays in, or be prevented from, recovering the collateral. During a period that a Portfolio seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. A Portfolio may also incur expenses in enforcing its rights. If a Portfolio has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. The Portfolios will not lend securities to any advisers or sub-advisers to the Fund or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.

JOINT ACCOUNTS.

   Janus Capital, the sub-adviser to the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios, has received exemptive relief from the SEC to permit any funds advised or sub-advised by Janus Capital to invest in certain money market instruments through a joint account. Accordingly, these Portfolios may purchase such instruments through a joint account.

ILLIQUID SECURITIES.

   Each of the Aggressive Growth, C.A.S.E., Capital Appreciation, Global, Growth, Equity-Income, Tactical Asset Allocation, Balanced and Flexible Income Portfolios may invest up to 15%, and each of the Tax-Exempt and Income Plus Portfolios may invest up to 10%, of its net assets in illiquid securities (i.e., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the portfolio manager will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. With respect to municipal lease obligations, the portfolio managers of the Tax-Exempt and Flexible Income Portfolios will also consider factors unique to municipal lease obligations including the general creditworthiness of the municipality, the importance of the property covered by the lease obligation and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Portfolio may be restricted in its ability to sell such securities at a time when the sub-advisor deems it advisable to do so. In addition, in order to meet redemption requests, a Portfolio may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS.

   Although each of the Portfolios may enter into repurchase and reverse repurchase agreements, the Growth, C.A.S.E., Global, Flexible Income, Tax-Exempt, Equity-Income and Income Plus Portfolios do not intend to invest more than 5% of their assets, and the Balanced, Capital Appreciation, Aggressive Growth and Tactical Asset Allocation Portfolios do not intend to invest more than 15% of their assets, in either repurchase or reverse repurchase agreements. In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral". A Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the investment sub-adviser for that Portfolio and approved by the Board of Trustees of the Fund. In addition, the Portfolios currently intend to invest primarily in repurchase agreements collateralized by U.S. government securities whose value equals at least 100% of the repurchase price, marked-to-market daily.

   In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Portfolio will segregate cash and appropriate liquid assets with the Fund's custodian to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties the investment sub-adviser for each Portfolio deems creditworthy and that have been reviewed by the Board of Trustees of the Fund.

PASS-THROUGH SECURITIES.

   Each of the Portfolios may, in varying degrees, invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

   The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.

   The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.

   Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as a Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of a Portfolio's higher yielding mortgage-backed securities might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obliger or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

HIGH-YIELD/HIGH-RISK BONDS.

   High-yield/high-risk, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's. None of the Portfolios other than the Flexible Income Portfolio and the Income Plus Portfolio may invest more than 5% of its net assets in junk bonds. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

   The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

   Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on the market for lower rated and nonrated securities, the value of high yield debt securities held by a Portfolio, the new asset value of a Portfolio holding such securities and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS.

   Each of the Portfolios other than the Tax-Exempt Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. The Portfolios intend to invest in warrants valued at the lower of cost or market value not exceeding 5% of the value of their net assets, and that are freely transferrable and traded on the major securities exchanges.

U.S. GOVERNMENT SECURITIES.

   Examples of the types of U.S. government securities that the Portfolios may hold include, in addition to those described in the Prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan
Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

PORTFOLIO TURNOVER.


   As stated in the Prospectus, each of the Growth, C.A.S.E., Global, Flexible Income, Balanced, Capital Appreciation, Aggressive Growth, Equity-Income and Tactical Asset Allocation Portfolios generally intend to purchase and sell securities as deemed appropriate by its portfolio manager to further the Portfolio's stated investment objective, and the rate of portfolio turnover is not expected to be a limiting factor when changes are deemed to be appropriate. The Growth Portfolio's portfolio turnover rate for the fiscal years ended September 30, 1995, 1994 and 1993 were 123.26%, 63.73%, and 97.40%, respectively. The Global Portfolio's portfolio turnover rate for the fiscal years ended September 30, 1995, 1994 and 1993 were 161.48%, 148.01% and 116.98%, respectively. The Flexible Income Portfolio's portfolio turnover rate for the fiscal year ended September 30, 1995 and 1994 was 149.58% and 105.40%, respectively. For the eleven month period ended September 30, 1993, the portfolio turnover rate of IDEX Total Income Trust, predecessor to the Flexible Income Portfolio, was 138.86%. For the fiscal year ended September 30, 1995, the portfolio turnover rates for each of the Balanced, Aggressive Growth, Equity-Income and Capital Appreciation Portfolios were 100.35%, 107.41%, 42.18% and 319.95%, respectively. The estimated annual turnover rate for the Tactical Asset Allocation

Portfolio for the fiscal year ended September 30, 1996 is expected to be less than 100%. The estimated annual turnover rate for the C.A.S.E. Portfolio for the fiscal year ended September 30, 1996 is expected to be between 100% and 200%.

   These percentages are calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a portfolio turnover rate of 100% would mean that all of the Portfolio's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Portfolio's shares and by requirements, the satisfaction of which enable the Portfolio to receive favorable tax treatment. Because the rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgement or portfolio operations make a sale advisable. As a result, the annual portfolio turnover rate in future years may exceed the percentage shown above.


   Portfolio transactions for the Tax-Exempt Portfolio and the Income Plus Portfolio are ordinarily undertaken to achieve each Portfolio's investment objective in light of anticipated movements in the level of interest rates. The investment policies of the Tax-Exempt Portfolio and the Income Plus Portfolio may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The portfolio turnover rate of each Portfolio normally is anticipated to be less than 100%, although this rate will not be a limiting factor when either Portfolio deems it desirable to sell or purchase securities. For the fiscal years ended September 30, 1995, 1994 and 1993, the portfolio turnover rates of the Tax-Exempt Portfolio were 126.48%, 59.84% and 91.03%, respectively. For the fiscal years ended September 30, 1995, 1994 and 1993, the portfolio turnover rates of the Income Plus Portfolio were 25.07%, 48.12% and 54.51%, respectively.


                    INVESTMENT ADVISORY AND OTHER SERVICES

GROWTH, GLOBAL, FLEXIBLE INCOME, BALANCED AND CAPITAL APPRECIATION PORTFOLIOS


   The Fund has entered into a Management and Investment Advisory Agreement (collectively, the "Advisory Agreements") applicable to the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios with Idex Management, Inc. ("IMI"), 201 Highland Avenue, Largo, Florida 34640. IMI supervises each Portfolio's investments and conducts its investment program. Each Advisory Agreement provides that IMI will perform the following services or cause them to be performed by others: (i) furnish to the Portfolio investment advice and recommendations, (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers, and (iii) be responsible for the administration of the Portfolio. For its services to each of those Portfolios, IMI receives an annual fee, computed daily and paid monthly, equal to 1.00% of the first $750 million of that Portfolio's average daily net assets, 0.9% of the next $250 million of that Portfolio's average daily net assets, and 0.8% of the average daily net assets of that Portfolio in excess of $1 billion. The Growth Portfolio incurred investment advisory fees of $4,292,430, $4,949,754 and $4,960,323 for the fiscal years ended September 30, 1995, 1994 and 1993, respectively. For the fiscal year ended September 30, 1995, 1994 and 1993, the Global Portfolio incurred investment advisory fees of $873,921, $558,189 and $64,951 (net of fees waived by IMI of $52,462 pursuant to the Global Portfolio's expense limitation of 2.5% for
1993). For the fiscal year ended September 30, 1995 and 1994, the Flexible Income Portfolio incurred investment advisory fees of $185,824 and $136,806 (net of fee waivers by IMI of $16,128 and $98,496 pursuant to the Flexible Income Portfolio's expense limitation of 1.5%). For the eleven month period ended September 30, 1993, IDEX Total Income Trust, predecessor to the Flexible Income Portfolios, incurred investment advisory fees of $186,653 (net of fees waived by IMI of $53,337 pursuant to IDEX Total Income Trust's voluntary expense limitation of 1.5%). For the fiscal year ended September 30, 1995, the Balanced and Capital Appreciation Portfolios incurred investment advisory fees of $31,512 and $43,610, respectively (net of fees waived by IMI of $49,201 and $55,475, respectively, pursuant to each Portfolio's expense limitation of 2.5%.)


   The duties and responsibilities of the investment adviser are specified in the Advisory Agreements. The Agreements were approved by the Board of Trustees of the Fund (including a majority of trustees who are not parties to the Agreement or interested persons, as defined by the 1940 Act, of any such party.) The Agreements are not assignable and may be terminated without penalty upon 60 days written notice at the option of either the Fund or IMI or by a vote of shareholders of each Portfolio. Each provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding shares of the Portfolio and (b) by a majority vote of the Trustees who are not parties to the Agreement or interested persons of any such party cast in person at a meeting.

   The Agreements also provide that IMI shall not be liable to the Fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of IMI in the performance of its duties thereunder.

   The Growth Portfolio's Advisory Agreement became effective April 22, 1991. The Global Portfolio's Advisory Agreement became effective April 22, 1992. The Flexible Income Portfolio's Advisory Agreement was entered into as of August 5, 1993. The Balanced and Capital Appreciation Portfolio's Advisory Agreements were entered into as of September 30, 1994.

   IMI supervises all of the administrative functions of these Portfolios, provides office space, and pays its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with IMI. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the Fund and the preparation and filing of the Fund's initial registration statements under the Securities Act of 1933 and 1940 Act are paid by IMI.

   The Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios each pay its allocable share of the fees and expenses of the Fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the Fund and IMI), expenses of preparing and typesetting periodic reports to shareholders (except for those reports the Portfolio permits to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of Portfolio shares under federal and state law. Whenever, in any fiscal year, the total cost to a Portfolio of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds on an annual basis the lesser of the most restrictive expense limitation imposed by any state in which its shares are offered or, with respect to the Growth, Global and Flexible Income Portfolios, 1.5% of each Portfolio's average daily net assets, and with respect to the Balanced and Capital Appreciation Portfolios, 2.5% of each Portfolio's daily net assets for the first fiscal year, and 1.5% thereafter, IMI will reimburse that Portfolio, or waive fees in an amount equal to that excess.

   IMI has entered into an Investment Counsel Agreement applicable to each of the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios, respectively, with Janus Capital

Corporation ("Janus Capital"). These Agreements are referred to collectively as the Investment Counsel Agreements. The Investment Counsel Agreement for the Growth Portfolio became effective April 22, 1991, the Global Portfolio's Investment Counsel Agreement became effective April 22, 1992, the Flexible Income Portfolio's Investment Counsel Agreement became effective August 5, 1993, and the Balanced and Capital Appreciation Portfolios' respective Investment Counsel Agreements were entered into as of September 30, 1994. Further discussions of the basic fee arrangements and allocation of responsibilities are set forth in the Prospectus. The Growth Portfolio incurred investment sub-advisory fees of $2,146,215, $2,474,877 and $2,480,162 for the fiscal years ended September 30, 1995, 1994 and 1993, respectively. For the fiscal years ended September 30, 1995, 1994 and 1993, the Global Portfolio incurred investment sub-advisory fees of $436,960, $279,095 and $32,476, respectively. For the fiscal year ended September 30, 1995 and 1994, the Flexible Income Portfolio incurred investment sub-advisory fees of $92,912 and $68,403, respectively. For the eleven month period ended September 30, 1993, IDEX Total Income Trust, predecessor to the Flexible Income Portfolio, incurred investment sub-advisory fees of $93,327. For the fiscal year ended September 30, 1995, the Balanced and Capital Appreciation Portfolios incurred investment sub-advisory fees of $15,756 and $21,805, respectively.


   The Investment Counsel Agreements provide for additional compensation to be paid by IMI to Janus Capital as follows: If on December 31 of 1995, and December 31 of each year thereafter ("Target Date") the aggregate actual net assets on that date of the Fund and any other registered investment company sponsored by IMI, containing the name IDEX or with respect to which IMI acts as investment adviser or administrator, and to which Janus Capital provides investment advice (the "Advised Funds") are less than the applicable Target Net Assets specified in Table 1 below, then IMI shall pay to Janus Capital a percentage, as specified in Table 2 below, of the Net Fee otherwise payable to InterSecurities, Inc., or any other affiliate of IMI serving as administrator to the Fund for the calendar year following such date (the "Administrator").

                                   TABLE 1

TARGET DATE                      ADVISED FUNDS TARGET NET ASSETS
----------------------------- ------------------------------------
December 31, 1995 ...........             $950 million
(and December 31 of each
 year thereafter)


The Net Fee of the Administrator shall be the fee received by the Administrator from IMI less any reimbursement from the Administrator in connection with any applicable expense limitation. The percentage of the Net Fee so payable to Janus Capital shall be determined by the percentage that on the applicable Target Date the aggregate actual net assets of the Advised Funds are less than the applicable Target Net Assets of the Advised Funds ("Shortfall of Target") in accordance with Table 2 below:

                                   TABLE 2

SHORTFALL OF TARGET         PERCENTAGE OF NET FEE
------------------------ --------------------------
5% - 10% ...............             10%
Over 10% - 20% .........             20%
Over 20% - 30% .........             30%
Over 30% ...............             40%


   No additional fees shall be payable to Janus Capital for any year if, for the five-year period ending December 31 of the preceding year, the respective total returns of a majority of the Advised Funds that have the objective of investing primarily in equity securities with such a five-year record (and with respect to which Janus Capital shall have provided investment advice for all of such five years and for the then current year), which in 1995 were IDEX Fund, IDEX II Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios and IDEX Fund 3, are not in the top one-third of their respective fund categories as determined by Lipper Analytical Services, Inc. or its successor (or if no successor exists, by a mutually agreed upon statistical service). No additional fees were payable by IMI to Janus Capital for 1995 because Advised Funds Target Net Assets exceeded $950 million on December 31, 1994.


   IMI and Janus Capital also serve as investment adviser and sub-adviser, respectively, to certain other funds in the IDEX Group, IDEX Fund and IDEX Fund 3. Janus Capital also serves as sub-adviser to certain portfolios of WRL Series Fund, Inc., a registered investment company. Janus Capital has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to each portfolio of the Janus Investment Fund and Janus Aspen Series as well as sub-adviser to other mutual funds. Janus Capital also serves as investment adviser to individual, corporate, charitable and retirement accounts. Janus Capital managed over $29 billion in assets as of September 30, 1995.

   Janus Capital and AUSA Holding Company ("AUSA") each own 50% of the outstanding stock of IMI. AUSA also owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation and publicly traded international insurance group. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of Janus Capital, most of which it acquired in 1984. Thomas H. Bailey, President and Chairman of the Boards of Janus Capital and IMI, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board. KCSI, whose address is 114 West 11th Street, Kansas City, Missouri 64105-1804, is a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial services.

TAX-EXEMPT, INCOME PLUS, AGGRESSIVE GROWTH, EQUITY-INCOME, TACTICAL ASSET ALLOCATION AND C.A.S.E. PORTFOLIOS


   The Fund has entered into a Management and Investment Advisory Agreement (collectively, the "Advisory Agreements") applicable to each of the Tax-Exempt, Income Plus, Aggressive Growth, Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios with InterSecurities, Inc. ("ISI"), whose address is 201 Highland Avenue, Largo, Florida 34640. ISI supervises each of these Portfolios' investments and conducts its investment program. Each of these Portfolios' Advisory Agreement provides that ISI will perform the following services or cause them to be performed by others: (i) furnish to the Portfolio investment advice and recommendations, (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers, and
(iii) be responsible for the administration of the Portfolio. ISI carries out and supervises all of the administrative functions of the Portfolios, provides office space and pays its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with ISI. For its services to the Tax-Exempt and Income Plus Portfolios, ISI receives an annual fee of .60% of that Portfolio's average daily net assets computed and paid on a monthly basis. For its services to the Aggressive Growth, Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios, ISI receives an annual fee, computed daily and paid monthly, equal to 1.00% of the first $750 million of that Portfolio's average daily net assets, 0.9% of the next $250 million of that Portfolio's average daily net assets, and 0.8% of the average daily net assets of the Portfolio in excess of $1 billion. For the fiscal years ended September 30, 1995, 1994 and 1993, the Tax-Exempt Portfolio incurred investment advisory fees of $169,325, $65,782 and $48,680, respectively (net of fee waivers by ISI of $91,270 for the year ended 1995, $115,553 for the year ended 1994 and $125,292 for the year ended 1993 pursuant to the Tax-Exempt Portfolio's expense limitation). The Income Plus Portfolio incurred investment advisory fees of $402,031, $421,791 and $378,875 for the fiscal years ended September 30, 1995, 1994 and 1993, respectively. The Aggressive Growth and Equity-Income Portfolios incurred investment advisory fees of $62,031 and $25,137, respectively for the fiscal year ended September 30, 1995 (net of fees waived by ISI of $31,402 and $39,831, respectively, pursuant to each Portfolio's expense limitation of 2.5%).


   No investment advisory fees were paid by the IDEX II Tactical Asset Allocation and C.A.S.E. Portfolios for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations as of that date.

   The duties and responsibilities of the investment adviser are specified in the Advisory Agreements. The Agreements were approved by the Board of Trustees of the Fund (including a majority of trustees who are not parties to the Agreement or interested persons, as defined by the 1940 Act, of any such party). The Agreements are not assignable and may be terminated without penalty upon 60 days written notice at the option of either the Fund or ISI or by a vote of shareholders of each Portfolio. Each provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding shares of the Portfolio and (b) by a majority vote of the Trustees who are not parties to the Agreement or interested persons of any such party cast in person at a meeting.

   The Agreements also provide that ISI shall not be liable to the Fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ISI in the performance of its duties thereunder.

   The Advisory Agreement for each of the Tax-Exempt and Income Plus Portfolios became effective April 22, 1992. The Advisory Agreement for each of the Aggressive Growth and Equity Income Portfolios was entered into as of September 30, 1994. The Advisory Agreement for the Tactical Asset Allocation Portfolio was entered into as of June 1, 1995. The Advisory Agreement for the C.A.S.E. Portfolio was entered into as of November 15, 1995.

   Each of the Tax-Exempt, Income Plus, Aggressive Growth, Equity-Income, Tactical Asset Allocation and C.A.S.E. Portfolios pays custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the Fund and ISI), expenses of preparing and typesetting periodic reports to its shareholders (except for those reports the Fund permits to be used as sales literature), its allocable share of the fees and expenses of the Fund's non-interested Trustees, and the costs, including filing fees, of registering and renewing or maintaining registration of its shares under federal and state law. ISI will reimburse a Portfolio, or waive fees, or both, whenever, in any fiscal year, the total cost to a Portfolio of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds the strictest applicable expense limitation imposed by state law. Further, pursuant to an expense limitation voluntarily adopted by ISI, ISI plans to reimburse a Portfolio, or waive fees, or both, whenever, in any fiscal year, in the case of the Tax-Exempt and Income Plus Portfolios, the total costs to a Portfolio of such normal operating expenses exceeds 0.65% and 1.25% of the average daily net assets of the Tax-Exempt Portfolio and Income Plus Portfolio, respectively, and in the case of the Aggressive Growth, Equity Income, Tactical Asset Allocation and C.A.S.E. Portfolios, the total cost to a Portfolio of such normal operating expenses exceeds 2.5% of the average daily net assets for the first fiscal year, and 1.5% thereafter, if such limitations are less than the strictest applicable expense limitation imposed by state law.

   AEGON USA Investment Management, Inc. ("AEGON Management"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, serves as the investment sub-adviser to the Tax-Exempt Portfolio and the Income Plus Portfolio pursuant to an Investment Counsel Agreement relating to each Portfolio. Each Investment Counsel Agreement was entered into between ISI and AEGON Securities which assigned each Agreement to AEGON Management, the parent of AEGON Securities, on September 30, 1992. AEGON Management is a wholly-owned indirect subsidiary of AEGON USA and thus is an affiliate of ISI and IMI.


   The Tax-Exempt Portfolio incurred investment sub-advisory fees of $84,662, $32,891 and $24,340 for the fiscal years ended September 30, 1995, 1994 and 1993, respectively. For the fiscal years ended September 30, 1995, 1994 and 1993, the Income Plus Portfolio incurred investment sub-advisory fees of $201,015, $210,896 and $189,438, respectively.


   Fred Alger Management, Inc. ("Alger Management"), 75 Maiden Lane, New York, NY 10038, serves as the investment sub-adviser to the Aggressive Growth Portfolio pursuant to an Investment Counsel Agreement dated as of September 30, 1994 relating to that Portfolio. Luther King Capital Management Corporation ("Luther King"), 301 Commerce Street, Suite 1600, Fort Worth, TX 76102, serves as the investment sub-adviser to the Equity-Income Portfolio pursuant to an Investment Counsel Agreement dated as of September 30, 1994 relating to that Portfolio. Dean Investment Associates ("Dean Investment"), a Division of C.H. Dean and Associates, Inc., 2480 Kettering Tower, Dayton, Ohio 45423-2480 serves as the investment sub-adviser to the Tactical Asset Allocation Portfolio pursuant to an Investment Counsel Agreement dated as of June 30, 1995 relating to that Portfolio. C.A.S.E. Management, Inc. ("C.A.S.E."), 2255 Glades Road, Suite 221-A, Boca Raton, FL 33431, serves as the investment sub-adviser to the C.A.S.E. Portfolio pursuant to an Investment Counsel Agreement dated November 15, 1995 relating to that Portfolio. Discussions of the fee arrangements and allocation of responsibilities are set forth in the Prospectus.


   The Aggressive Growth and Equity-Income Portfolios incurred investment sub-advisory fees of $31,015 and $12,568, respectively, for the fiscal year ended September 30, 1995.


   No investment sub-advisory fees were assessed for the IDEX II Tactical Asset Allocation and C.A.S.E. Portfolios for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations at that time.

   Janus Capital, AEGON Management, Alger Management, Luther King, Dean Investment and C.A.S.E. also serve as sub-advisers to certain portfolios of WRL Series Fund, Inc., a registered investment company. Janus Capital, AEGON Management, Alger Management, Luther King, Dean Investment and C.A.S.E. may be referred to herein collectively as the "sub-advisers" and individually as a "sub-adviser."

ADDITIONAL INVESTMENT ADVISORY OR SUB-ADVISORY SERVICES PROVIDED BY THE SUB-ADVISERS

   Janus Capital provides investment advisory services to IMI for the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios. AEGON Management provides investment advisory services to ISI for the Tax-Exempt and Income Plus Portfolios. Alger Management provides investment advisory services to ISI for the Aggressive Growth Portfolio. Luther King provides investment advisory services to ISI for the Equity-Income Portfolio. Dean Investment provides investment advisory services to ISI for the Tactical Asset Allocation Portfolio. C.A.S.E. provides investment advisory services to ISI for the C.A.S.E. Portfolio. Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the Portfolios. Securities frequently meet the investment objectives of one or all of these Portfolios, the other funds and the private accounts. In such cases, a sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

   It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the Portfolios or the amount of securities that may be purchased or sold by a Portfolio at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the Portfolios. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the Portfolio(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                 DISTRIBUTOR

   The Fund has entered into an Underwriting Agreement with ISI to act as the principal underwriter of Fund shares. The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the Investment Advisory Agreements discussed above. A discussion of ISI's responsibilities and charges as principal underwriter of Fund shares is set forth in the Prospectus.


   For the fiscal years ended September 30, 1995, 1994 and 1993, ISI received $1,155,639, $2,389,332 and $4,372,620, respectively, and retained $167,446,
$346,753 and $602,394, respectively, in underwriting commissions on the sale of Growth Portfolio shares. For the fiscal years ended September 30, 1995, 1994 and 1993, ISI received $491,761, $1,202,555 and $131,986, respectively, and retained $73,278, $102,320 and $13,201, respectively, in underwriting commissions on the sale of Global Portfolio shares. For the fiscal year ended September 30, 1995 and 1994, ISI received $28,794 and $66,672, respectively, and retained $5,736 and $12,453, respectively, in underwriting commissions on the sale of Flexible Income Portfolio shares. On the sale of shares of IDEX Total Income Trust, predecessor to the Flexible Income Portfolio, ISI received $213,601 and retained $28,977 in underwriting commissions for the eleven month period ended September 30, 1993.

   For the fiscal years ended September 30, 1995, 1994 and 1993, ISI received $22,502, $73,000 and $80,394, respectively, and retained $4,491, $14,193 and
$6,931, respectively, in underwriting commissions on the sale of Tax-Exempt Portfolio shares. For the fiscal years ended September 30, 1995, 1994 and 1993, ISI received $142,265, $285,345 and $376,367, respectively, and retained $26,821, $52,998 and $32,200, respectively, in underwriting commissions on the sale of Income Plus Portfolio shares. For the fiscal year ended September 30, 1995, ISI received $61,824, $73,332, $228,229 and
$90,604, respectively, and retained $10,074, $10,921, $33,478 and $14,667, respectively, in underwriting commissions on the sale of Balanced, Capital Appreciation, Aggressive Growth and Equity-Income Portfolios.


   No underwriting commissions were received or retained on the sale of Tactical Asset Allocation or C.A.S.E. Portfolio shares for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations at that time.

                           ADMINISTRATIVE SERVICES

   ISI also serves as administrator to each Portfolio. This is in addition to ISI's responsibilities as principal underwriter and distributor of Portfolio shares. IMI has entered into an Administrative

Services Agreement ("Administrative Agreement") with ISI applicable to each of the Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios. Under each Administrative Agreement, ISI carries out and supervises all of the administrative functions of the Portfolio and incurs IMI's expenses related to such functions. The basic fee arrangement and allocation of responsibilities is set forth in the Prospectus. The amount payable to ISI under the Administrative Agreement will be reduced to the extent that additional compensation is paid by IMI to Janus Capital, as described above under "Investment Advisory and Other Services--Growth, Global, Flexible Income, Balanced and Capital Appreciation Portfolios".

   The administrative duties of ISI with respect to each Portfolio include: providing the Portfolio with office space, telephones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Portfolio (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the Portfolio; authorizing expenditures and approving bills for payment on behalf of the Portfolio; and providing executive, clerical and secretarial help needed to carry out its duties.

                CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES


   Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, is Custodian for the Fund. The Custodian is in no way responsible for any of the investment policies or decisions of a Portfolio, but holds its assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund. For the fiscal years ended September 30, 1995, 1994 and 1993, the Growth Portfolio incurred custodian fees and expenses of $35,050, $69,012 and $76,802, respectively, net of earnings credits of $121,069, $78,696 and $36,334, respectively. For the fiscal years ended September 30, 1995, 1994 and 1993, the Global Portfolio incurred custodian fees and expenses of $92,608, $254,474 and $27,632, respectively, net of earnings credits of $110,004, $42,370 and $5,809, respectively. For the fiscal year ended September 30, 1995 and 1994, the Flexible Income Portfolio incurred custodian fees and expenses of $18,545 and $17,912, respectively, net of earnings credits of $3,308 and $10,676, respectively. For the eleven month period ended September 30, 1993, IDEX Total Income Trust, predecessor to the Flexible Income Portfolio, incurred custodian fees and expenses of $28,632, net of earnings credits of $5,171. For the fiscal years ended September 30, 1995, 1994 and 1993, the Tax-Exempt Portfolio incurred custodian fees and expenses of $6,484, $6,192 and $7,822, respectively, net of earnings of $6,647, $11,082 and $9,263. For the fiscal years ended September 30, 1995, 1994 and 1993, the Income Plus Portfolio incurred custodian fees and expenses of $11,389, $17,039 and $12,391, respectively, net of earnings credits of $14,555, $8,914 and $7,005. For the fiscal year ended September 30, 1995, the Aggressive Growth, Capital Appreciation, Balanced and Equity-Income Portfolios incurred custodian fees and expenses of $27,772, $32,264, $21,302 and $3,886, respectively, net of earnings of $0, $2,040, $2,317 and $4,176.

   Idex Investor Services, Inc., P. O. Box 9015, Clearwater, Florida 34618-9015, is the Fund's transfer agent, withholding agent and dividend disbursing agent. Idex Investor Services, Inc. is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of IMI, ISI and AEGON Management. Each Portfolio pays the transfer agent a monthly per-account charge of $1.185 for each of its shareholder accounts in existence during the prior month, plus $2.48 for each new account opened in the prior month. For the fiscal years ended September 30, 1995, 1994 and 1993, the Growth Portfolio incurred transfer agency fees and expenses of $1,741,068, $1,523,083 and $1,160,335, respectively, net of brokerage credits of $0, $12,039 and $26,696. For the fiscal years ended September 30, 1995, 1994 and 1993, the Global Portfolio incurred transfer agency fees and expenses of $341,591, $34,294 and $27,632, respectively, net of brokerage credits of $323, $222 and $1,319, respectively. For the fiscal year ended September 30, 1995 and 1994, the Flexible Income Portfolio incurred transfer agency fees and expenses of $53,822 and $60,995, respectively. For the eleven month period ended September 30, 1993, IDEX Total Income Trust, predecessor to the Flexible Income Portfolio, incurred transfer agency fees and expenses of $57,258. For the fiscal years ended September 30, 1995, 1994 and 1993, the Tax-Exempt Portfolio incurred transfer agency fees and expenses of $35,084, $40,702 and $31,420, respectively. For the fiscal years ended September 30, 1995, 1994 and 1993, the Income Plus Portfolio incurred transfer agency fees and expenses of $118,821, $152,834 and $93,313, respectively. For the fiscal year ended September 30, 1995, the Balanced, Capital Appreciation, Aggressive Growth and Equity-Income Portfolios incurred transfer agency fees and expenses of $9,905, $22,570, $27,772 and $10,668, respectively, net of brokerage credits of $0, $8 and $0, respectively.


   No custodian or transfer agency fees and expenses were incurred by the IDEX II Tactical Asset Allocation and C.A.S.E. Portfolios for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations as of that date.

   DST, provider of data processing and recordkeeping services for the Fund's transfer agent, is a wholly-owned subsidiary of KCSI and, thus, is an affiliate of IMI and Janus Capital. Each Portfolio may use another affiliate of DST as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Portfolio Transactions and Brokerage.")

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

   Decisions as to the assignment of portfolio business for each of the Portfolios and negotiation of its commission rates are made by its sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Advisory Agreement and Investment Counsel Agreement of each Portfolio specifically provide that in placing portfolio transactions for each of the Portfolios, the sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

   In selecting brokers and dealers and in negotiating commissions, a sub-adviser considers a number of factors, including but not limited to: the sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; the quality of the execution, clearance and settlement services; financial stability; the existence of actual or apparent operational problems of any broker or dealer; and research products and services provided. In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include: furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities. Most brokers and dealers used by the sub-advisers provide research and other services described above.

   The sub-adviser may use research products and services in servicing other accounts in addition to the Portfolio. If the sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that the sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for the sub-adviser.

   When a Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

   The sub-adviser may also consider the sale or recommendation of a Portfolio's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with broker or dealers, the sub-adviser will seek the best execution of each transaction and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.


   The sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of IMI, ISI or the sub-adviser, including DST Securities, Inc., ISI or Fred Alger & Company, Incorporated. It is anticipated that Fred Alger & Company, Incorporated, an affiliate of Alger Management, will serve as the Aggressive Growth Portfolio's broker in effecting substantially all of the Aggressive Growth Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. The sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the Securities and Exchange Commission, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules as often as necessary to determine their continued appropriateness. For the fiscal year ended September 30, 1995 the Global and Capital Appreciation Portfolios paid the following commissions to DST Securities, Inc. and the Aggressive Growth Portfolio paid the following commissions to Fred Alger & Company, Incorporated:



                                                        DST SECURITIES,           FRED ALGER
                 COMMISSIONS PAID:                           INC.           & COMPANY, INCORPORATED
                                                     --------------------  ------------------------
Fiscal 1995 .......................................          $4.42                  $18,944
Fiscal 1995 Percentages:
 Commissions with affiliates to total commissions             0.3%                    96.8%
 Value of brokerage transactions with affiliates
 to total brokerage transactions ..................           0.2%                    38.5%



   As of September 30, 1995, the Growth Portfolio owned $17,428,125 of the common stock of Merrill Lynch and Company, Inc. ("Merrill Lynch"). Merrill Lynch is one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the Growth Portfolio during the fiscal year ended September 30, 1995.

   As of September 30, 1995, the Aggressive Growth Portfolio owned a total of $62,938 of the common stocks of Merrill Lynch and Lehman Brothers Holdings, Inc., which are two of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions from the Aggressive Growth Portfolio during the fiscal year ended September 30, 1995.

   During the fiscal years ended September 30, 1995, 1994 and 1993, brokerage commissions in the amount of $0, $16,052 and $35,594, respectively, were paid to affiliated brokers by the Growth Portfolio. The Growth Portfolio received transfer agency fee credits of $0, $12,309 and $26,696 for the fiscal years ended September 30, 1995, 1994 and 1993, respectively, as a result of such affiliated brokerage. For the fiscal years ended September 30, 1995, 1994 and 1993, brokerage commissions in the amount of $431, $296 and $1,758, respectively, were paid to affiliated brokers by the Global Portfolio. As a result of such affiliated brokerage, the Global Portfolio received transfer agency fee credits of $323, $222 and $1,319 for the fiscal years ended September 30, 1995, 1994 and 1993, respectively. No brokerage commissions were paid by the Flexible Income Portfolio to broker-dealers affiliated with IMI or Janus Capital during the fiscal year ended September 30, 1995 or 1994 or to IDEX Total Income Trust, predecessor to the Flexible Income Portfolio, during the eleven month period ended September 30, 1993. For the fiscal year ended September 30, 1995, brokerage commissions in the amount of $0, $11, $18,944 and $0, respectively, were paid to affiliated brokers by the Balanced, Capital Appreciation, Aggressive Growth and Equity-Income Portfolios, respectively. As a result of such affiliated brokerage, the Balanced, Capital Appreciation, Aggressive Growth and Equity-Income Portfolios received transfer agency fee credits of $0, $8, $0 and $0, respectively for the fiscal year ended September 30, 1995.

   For the fiscal years ended September 30, 1995, 1994 and 1993, the total amount of brokerage commissions including affiliated brokerage commissions paid by the Growth Portfolio were $930,417, $607,482 and $676,415, respectively. For the fiscal years ended September 30, 1995, 1994 and 1993, the total amount of brokerage commissions including affiliated brokerage commissions paid by the Global Portfolio were $124,068, $61,311 and $23,248, respectively. The total amount of brokerage commissions including affiliated brokerage commissions paid by the Flexible Income Portfolio for the fiscal year ended September 30, 1995 and 1994 were $1,853 and $2,936. The total amount of brokerage commissions paid by IDEX Total Income Trust, predecessor to the Flexible Income Portfolio, for the eleven month period ended September 30, 1993 was $5,018. During the fiscal years ended September 30, 1995, 1994 and 1993, the Tax-Exempt and Income Plus Portfolios paid no brokerage commissions on the purchase or sale of portfolio securities. For the fiscal year ended September 30, 1995, the total amount of brokerage commissions including affiliated brokerage commissions paid by the Balanced, Capital Appreciation, Aggressive Growth and Equity-Income Portfolios were $9,193, $41,182, $19,568 and $9,661.


   No brokerage commissions were paid on the purchase or sale of Tactical Asset Allocation or C.A.S.E. Portfolio shares for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations at that time.


   During the fiscal year ended September 30, 1995, Growth, Global, Flexible Income, Balanced, Capital Appreciation and Equity-Income Portfolio transactions in the amounts of $22,679,117, $2,936,843, $0, $263,886,
$202,956 and $2,406,385, respectively, resulting in brokerage commissions of $48,522, $9,690, $0, $705, $963 and $4,904, respectively, were directed to brokers for brokerage and research services provided.

                            TRUSTEES AND OFFICERS

   The following information includes the name, address(1), date of birth, relationship with the Fund and principal occupations of the trustees and officers of the Fund during at least the last five years:

Peter R. Brown             Trustee of IDEX II Series Fund, IDEX Fund and IDEX
1475 Belcher Road South    Fund 3; Director of WRL Series Fund, Inc. (investment
Largo, FL 34640            company); Chairman of the Board of Peter Brown
05/10/28                   Construction Co., Largo, Florida (construction,
                           contractors and engineers); Rear Admiral (Retired), U.S. Navy Reserve, Civil Engineer Corps.

James L. Churchill         Trustee of IDEX II Series Fund, IDEX Fund and IDEX
12 Lavington Road          Fund 3; currently retired; formerly, President (1981-
Long Cove                  1990) and Executive Vice President (1979-1981) of the
Hilton Head, SC 29928      Avionics Group of Rockwell International Corporation,
05/07/30                   Cedar Rapids, Iowa (supplier of aviation
                           electronics).

Becky A. Ferrell(2)        Vice President (September, 1995 - present), Assistant
12/10/60                   Vice President (March, 1994 - September, 1995),
                           Counsel and Secretary (March, 1994 - present) of IDEX
                           II Series Fund, IDEX Fund and IDEX Fund 3; Vice
                           President (September, 1995 - present), Assistant
                           Vice President (March, 1994 - September, 1995), and
                           Secretary (March, 1994 - present) WRL Series Fund,
                           Inc. (investment company); Assistant Vice
                           President, Counsel and Assistant Secretary of
                           InterSecurities, Inc. (March, 1994 - present)
                           (broker-dealer); Attorney (August, 1993 - present),
                           Western Reserve Life Assurance Co. of Ohio (life insurance); Attorney, Hearne, Graziano, Nader &
                           Buhr, P.A. (September, 1992 - August, 1993) (law firm); Legal Writing Instructor, Florida State
                           University College of Law (August, 1991 - June, 1992)
                           (law school); Teaching Assistant, English,
                           University of South Florida (August, 1990 - July,
                           1991) (university); Associate Attorney, Johnson,
                           Blakely, Pope, Bokor, Ruppel & Burns, P.A. (August,
                           1989 - July, 1990) (law firm); Attorney, Schifino,
                           Fleischer & Neal, P.A. (August, 1986 - August, 1989)
                           (law firm); Attorney, Trenam, Simmons, Kemker,
                           Scharf, Barkin, Frye & O'Neill, P.A. (August, 1984 -
                           August, 1986) (law firm).

Richard B. Franz, II(2)    Treasurer of IDEX II Series Fund, IDEX Fund and IDEX
07/12/50                   Fund 3 (May, 1988 to present); Treasurer of WRL
                           Series Fund, Inc. (May 1988 to present) (investment company); Treasurer of InterSecurities, Inc. (May
                           1988 to present); Treasurer of ISI Insurance Agency,
                           Inc. (September 1992 to present); Treasurer of Idex
                           Management, Inc. (May 1988 to present); Treasurer of
                           Idex Investor Services, Inc. (May 1988 to present);
                           Senior Vice President and Treasurer of Pioneer
                           Western Corporation and Treasurer of its subsidiaries
                           (May 1988 to February 1991); Senior Vice President,
                           Treasurer and Chief Financial Officer of Western
                           Reserve Life Assurance Co. of Ohio (November 1987 to present).

William H. Geiger(2)       Vice President (November 1990 to present), Secretary
06/01/47                   (June 1990 to March 1994) and Assistant Secretary
                           (March 1994 to present) of IDEX II Series Fund, IDEX
                           Fund and IDEX Fund 3; Secretary (June 1990 to March
                           1994) and Assistant Secretary (March 1994 to present) of WRL Series Fund, Inc. (investment company); Senior Vice President, Secretary and
                           General Counsel (July 1990 to present) of Western
                           Reserve Life Assurance Co. of Ohio (life insurance);
                           Secretary of Idex Management, Inc. (November 1990 to present); Secretary (May 1990 to present) and Director (April 1991 to present) of InterSecurities,
                           Inc.; Secretary of ISI Insurance Agency, Inc.
                           (September 1992 to present); Secretary of Idex
                           Investor Services, Inc. (May 1990 to present); Vice
                           President, Secretary and General Counsel of Pioneer
                           Western Corporation and Secretary of its subsidiaries
                           (May 1990 to February 1991) (financial services);
                           Secretary and General Counsel of Orange State Life and Health Insurance Company and its affiliates
                           (March 1980 to April 1990) (life and health insurance).

Charles C. Harris          Trustee of IDEX II Series Fund, IDEX Fund and IDEX
35 Winston Drive           Fund 3; Director of WRL Series Fund, Inc. (investment
Clearwater, FL 34616       company); currently retired (1988 - present); Senior
07/15/30                   Vice President, Treasurer (1966 - 1988), Western
                           Reserve Life Assurance Co. of Ohio (life insurance);
                           Vice President, Treasurer (1968 - 1988), Director
                           (1968 - 1987), Pioneer Western Corporation (financial services); Vice President of WRL Series Fund, Inc.
                           (1986 - December, 1990) (investment company).

G. John Hurley(2)          President and Chief Executive Officer (September 1990
09/12/48                   to present), Trustee (June 1990 to present) and
                           Executive Vice President (June 1988 to September
                           1990) of IDEX II Series Fund, IDEX Fund and IDEX Fund
                           3; Executive Vice President (June 1993 to present) and Director (March, 1994 to present) of WRL Series
                           Fund, Inc. (investment company); President, Chief
                           Executive Officer and Director of InterSecurities,
                           Inc. (May 1988 to present) (broker-dealer);
                           President of ISI Insurance Agency, Inc. (September
                           1992 to present); Executive Vice President of Western
                           Reserve Life Assurance Co. of Ohio (April 1993 to present) (life insurance); President, Chief Executive
                           Officer and Director of PW Securities, Inc. (1983 to November 1990) (broker-dealer); President, Chief
                           Executive Officer and Director (September 1990 to present) and Executive Vice President and Director
                           (May 1988 to September 1990) of Idex Management,
                           Inc.; President and Director of Idex Investor
                           Services, Inc. (May 1988 to present); Assistant
                           Vice President of AEGON USA Managed Portfolios, Inc.
                           (September 1991 to September 1992) (financial services); Vice President of Pioneer Western
                           Corporation (May 1988 to February 1991) (financial services). Mr. Hurley was employed by Pioneer Western
                           Corporation in various executive positions from 1972 until February, 1991.

John R. Kenney(2)          Trustee (1987 to present), Chairman (December 1989 to
02/08/38                   present) and President and Chief Executive Officer
                           (1987 to September 1990) of IDEX II Series Fund, IDEX
                           Fund and IDEX Fund 3; Chairman of the Board of WRL
                           Series Fund, Inc. (1986 to present) (investment company); President and Director (1985 to September
                           1990) and Director (December 1990 to present) of Idex Management, Inc.; Chairman (1988 to present) and Director (1985 to present) of InterSecurities, Inc. (broker-dealer); Director of ISI Insurance
                           Agency, Inc. (October 1992 to present); President and Chief Executive Officer, (1978 to 1987),
                           Chairman and Chief Executive Officer (1987 to 1992) and Chairman, President and Chief Executive Officer
                           (1992 to present) of Western Reserve Life Assurance
                           Co. of Ohio (life insurance); Senior Vice President of AEGON USA, Inc. (May 1992 to present) (financial services holding company); Chairman and Chief
                           Executive Officer (1988 to February 1991), President and Chief Executive Officer (1988 to 1989), Executive
                           Vice President (1972 to 1988) and Director (1976 to
                           February 1991) of Pioneer Western Corporation
                           (financial services). Mr. Kenney is also the brother-in-law of Jack Zimmerman, a Trustee of the Fund.

Leslie E. Martin(2)        Vice President and National Marketing Manager
09/19/55                   (January 1993 to present) of IDEX II Series Fund,
                           IDEX Fund and IDEX Fund 3; Vice President of
                           Marketing (January 1993 to present) of
                           InterSecurities, Inc. (broker-dealer); and Vice
                           President of Marketing of Social Responsibility
                           Investment Group (April 1991 to January 1992)
                           (investment company); and Vice President of Regional
                           Marketing of Calvert Group (June 1988 to January
                           1991) (investment company).

Thomas R. Moriarty(2)      Senior Vice President (March 1995 to present), Vice
05/03/51                   President and Principal Accounting Officer (November
                           1990 to March 1995) and Principal Accounting Officer
                           (1988 to September 1990) of IDEX II Series Fund, IDEX
                           Fund and IDEX Fund 3; Senior Vice President (June
                           1991 to present) and Vice President (1988 to June
                           1991) of InterSecurities, Inc. (broker-dealer);
                           Senior Vice President of ISI Insurance Agency, Inc.
                           (September 1992 to present); President (November 1990 to present) and Vice President (1988 to November
                           1990) of PW Securities, Inc. (broker-dealer); Senior
                           Vice President (June 1991 to present) and Vice
                           President (1988 to June 1991) of Idex Investor
                           Services, Inc.; Vice President (November 1990 to present); Assistant Vice President (1988 to September
                           1990) of Idex Management, Inc., Vice President of
                           Western Reserve Life Assurance Co. of Ohio (June 1993 to present) (life insurance); Assistant Vice
                           President of AEGON USA Managed Portfolios, Inc.
                           (September 1991 to September 1992) (financial services); President (November 1990 to December 1992) and Vice President (1988 to November 1990) of PW
                           Securities, Inc. (broker-dealer). Mr. Moriarty was employed by Pioneer Western Corporation in various executive positions from 1984 to February, 1991.

Christopher G. Roetzer(2)  Principal Accounting Officer (March 1995 to present),
01/11/63 Assistant Vice President (November 1990 to present) of IDEX II Series Fund, IDEX Fund and IDEX Fund 3; Assistant Vice President and Controller (May 1988 to present) of InterSecurities, Inc. (broker-dealer); Assistant Vice President of ISI Insurance Agency, Inc. (September 1992 to present); Assistant Vice President and Controller of Idex Investor Services, Inc. (May 1988 to present); Assistant Vice President of Idex Management, Inc. (November 1990 to present); Assistant Vice President and Assistant Controller (April 1988 to May 1988) and Accounting Manager (June 1986 to April 1988) of Western Reserve Life Assurance Co. of Ohio (life insurance); and Auditor (September 1984 to June 1986) of Peat, Marwick, Mitchell & Co. (CPA firm).

William W. Short, Jr.      Trustee of IDEX II Series Fund, IDEX Fund and IDEX
12420 73rd Court North     Fund 3; President and sole shareholder of Shorts,
Largo, FL 34623            Inc. (men's retail apparel); Chairman of Southern
02/25/36                   Apparel Corporation and S.A.C. Distributors
                           (nationwide wholesale apparel distributors), Largo,
                           Florida; Director of Barnett Banks of Pinellas
                           County; Trustee of Morton Plant Hospital Foundation;
                           former Chairman of Advisory Board of First Florida
                           Bank, Pinellas County, Florida.

Jack E. Zimmerman          Trustee of IDEX II Series Fund, IDEX Fund and IDEX
507 Saint Michel Circle    Fund 3; Director (1987 to present), Western Reserve
Kettering, OH 45429-1972   Life Assurance Co. of Ohio (life insurance);
02/03/28                   currently retired; formerly, Director, Regional
                           Marketing, Martin Marietta Corporation, Dayton, Ohio
                           (September 1986 to January 1993) (aerospace industry); Director of Strategic Planning of Martin
                           Marietta Baltimore Aerospace (January 1986 to
                           September 1986). Mr. Zimmerman is also the brother-in-law of John Kenney, Trustee and Chairman of the Fund.

--------------------
(1) The principal business address of each person listed, unless otherwise indicated, is P.O. Box 9015, Clearwater, FL 34618-5068.

(2) Interested Person (as defined in the Investment Company Act of 1940) of the Fund.

   The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI or its affiliates. Disinterested Trustees (i.e., Trustees who are not affiliated with IMI, Janus Capital, ISI, AEGON Management, Alger Management or Luther King) receive: (a) a total annual retainer fee of $13,000 from IDEX II Series Fund, IDEX Fund and IDEX Fund 3; of which the Fund pays a pro rata share allocable to each Portfolio based on the relative assets of the Portfolio; plus (b) $1,250 and incidental expenses per meeting attended. Any fees and expenses paid to Trustees who are affiliates of IMI or ISI (Messrs. Kenney and Hurley named in chart below) are paid by IMI and/or ISI and not by the Fund or the Fund Complex. The Fund did not offer its Trustees or officers any pension or retirement benefits during or prior to the fiscal year ended September 30, 1995. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended September 30, 1995.

                              COMPENSATION TABLE


                                                     AGGREGATE                    TOTAL COMPENSATION PAID
                                                 COMPENSATION FROM                 TO TRUSTEES FROM FUND
     NAME OF PERSON, POSITION                   IDEX II SERIES FUND                       COMPLEX*
     --------------------------------           --------------------           ------------------------------
     Peter R. Brown, Trustee ........                  $15,016                            $22,250
     James L. Churchill, Trustee  ...                  $14,652                            $21,750
     Charles C. Harris, Trustee  ....                  $14,652                            $21,750
     G. John Hurley, Trustee ........                    $-0-                               $-0-
     John R. Kenney, Trustee ........                    $-0-                               $-0-
     William W. Short, Jr., Trustee                    $15,016                            $22,250
     Jack E. Zimmerman, Trustee  ....                  $14,652                            $21,750

-----------------------------------------------------------------------------
* The Fund Complex includes the Fund, Idex Fund, Idex Fund 3 and WRL Series Fund, Inc.


   The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any Fund matter. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.

   The Fund has an executive committee whose members currently are John R. Kenney, G. John Hurley and Peter R. Brown. The executive committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.


   Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund, IDEX Fund, IDEX Fund 3 and/or WRL Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee. Once any necessary regulatory approvals are obtained, deferred compensation amounts will accumulate based on the value of Class A shares of a Portfolio of the Fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the Portfolios of the Fund.

   During the fiscal year ended September 30, 1995, the Fund paid $78,244 in trustees fees and expenses and no trustee emeritus fees or expenses. As of November 1, 1995, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the Aggressive Growth, Capital Appreciation, Global, Growth, C.A.S.E., Equity-Income, Tactical Asset Allocation, Balanced, Flexible Income, Income Plus and Tax-Exempt Portfolios.


                              PURCHASE OF SHARES

   As stated in the Prospectus, each Portfolio offers investors a choice of three classes of shares. Class A, Class B or Class C shares of a Portfolio can be purchased through ISI or through broker-dealers or other financial institutions that have sales agreements with ISI. Shares of each Portfolio are sold at the net asset value per share as determined at the close of the regular session of business on the

New York Stock Exchange next occurring after a purchase order is received and accepted by the Fund plus the applicable sales charge in the case of Class A shares. The Prospectus contains detailed information about the purchase of Portfolio shares.

                              DISTRIBUTION PLANS

   As stated in the Prospectus under "Investment Advisory and Other Services", each Portfolio has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B and Class C shares of the Portfolio.

   Under the Plans for Class A shares (the "Class A Plans"), a Portfolio may pay ISI an annual distribution fee of up to 0.35%, and an annual service fee of up to 0.25%, of the average daily net assets of the Portfolio's Class A shares; however, to the extent that the Portfolio pays service fees, the amount which the Portfolio may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of the Portfolio's Class A shares.

   Under the Plans for Class B shares (the "Class B Plans"), a Portfolio may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25%, of the average daily net assets of the Portfolio's Class B shares.

   Under the Plans for Class C shares (the "Class C Plans"), a Portfolio may pay ISI an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the Portfolio's Class C shares; however, the total fee payable pursuant to the Class C Plan may not on an annualized basis exceed 0.90% of the average daily net assets of the Portfolio's Class C shares.

   ISI may use the fees payable under the Class A, Class B and Class C Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B or Class C shares, respectively, or in personal service to and/or maintenance of Class A, Class B or Class C shareholder accounts, respectively. For each class, these activities and expenses may include, but are not limited to compensation to employees of ISI; compensation to and expenses of ISI and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts; the costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and the cost of preparing, printing and distributing sales literature and advertising materials.

   Under the Plans, as required by Rule 12b-1, the Board of Trustees will review at least quarterly a written report provided by ISI of the amounts expended by ISI in distributing and servicing Class A, Class B or Class C shares of the Portfolio and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.

   A Plan may be terminated as to a class of shares of a Portfolio at any time by vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the non-interested Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto ("non-interested Trustees"), cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of a Portfolio requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Fund's Trustees, including a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.


   During the fiscal year ended September 30, 1995, the Fund incurred fees under the Plan applicable to the Class A shares of the Growth, Global, Flexible Income, Tax-Exempt, Income Plus, Balanced, Aggressive Growth, Equity-Income and Capital Appreciation Portfolios in the amounts of $1,496,132, $293,288, $70,009, $97,746, $227,812, $5,983, $20,522, $8,379 and
$11,713, respectively, of which $837,834, $164,241, $39,205, $54,738,
$127,575, $3,350, $11,492, $4,692 and $6,559, respectively, was paid to non-
affiliated broker/dealers.

   During the fiscal year ended September 30, 1995, the Fund incurred fees under the Plan applicable to the Class C shares of the Growth, Global, Flexible Income, Tax-Exempt, Income Plus, Balanced, Aggressive Growth, Equity-Income and Capital Appreciation Portfolios in the amounts of $37,551, $32,348, $5,801, $1,760, $17,237, $12,977, $3,058, $1,076 and $9,131,
respectively, of which $21,029, $18,115, $3,249, $986, $9,653, $7,267,
$1,712, $603 and $5,113, respectively, was paid to non-affiliated broker/dealers.

   Distribution fees for the fiscal year ended September 30, 1995, were used by the Distributor as follows:


                             AGGRESSIVE          CAPITAL
                               GROWTH         APPRECIATION        GLOBAL               GROWTH         EQUITY-INCOME
                          ---------------   ---------------   ---------------      ---------------   ---------------
                             A        C        A        C        A        C           A        C        A        C
                          SHARES   SHARES   SHARES   SHARES   SHARES   SHARES      SHARES   SHARES   SHARES   SHARES
                          ------   ------   ------   ------   ------   ------      ------   ------   ------   ------

Advertising ...........    3,657      912    1,766    1,288   14,259    1,111      38,999    1,495    1,748     143

Printing/mailing
  Prospectuses to
  other than current
  shareholders ........   20,411    6,242    7,816    6,462   60,427    4,624     170,641    7,127    8,656      708

Compensation
  to underwriters .....    5,817    1,249    3,329      925   83,796   10,297     425,069    9,569    2,380      598

Compensation
  to dealers ..........   14,544    1,768    8,324    8,151  209,491   22,067   1,062,673   27,980    5,950      474

Compensation
  to sales personnel ..   25,349    6,485   11,602    9,985   86,696    6,507     242,467    9,231   12,576    1,025

Interest or other
  finance charges .....

Travel ................    5,255    1,394    2,283    1,938   16,808    1,263      47,538    1,842    2,506      204

Office Expenses .......    2,453      652    1,096    1,022    8,003      597      22,668      869    1,232      100

Administrative
  Processing Costs ....    1,182      664      926      645    7,706    1,343      39,700    1,430      753      625
                          ------   ------   ------   ------  -------   ------   ---------   ------   ------    -----
Total .................   78,668   19,366   37,142   30,416  487,186   47,809   2,049,755   59,543   35,801    3,877
                          ======   ======   ======   ======  =======   ======   =========   ======   ======    =====


                                                FLEXIBLE
                              BALANCED           INCOME             PLUS              TAX-EXEMPT
                          ---------------   ---------------   ---------------      ---------------
                             A        C        A        C        A        C           A        C
                          SHARES   SHARES   SHARES   SHARES   SHARES   SHARES      SHARES   SHARES
                          ------   ------   ------   ------   ------   ------      ------   ------

Advertising ...........    1,499    1,936    1,852      198    6,111      555       1,917      259

Printing/mailing
  Prospectuses to
  other than current
  shareholders ........    7,209    8,954    8,795      848   27,724    2,356       8,377    1,191

Compensation
  to underwriters .....    1,699      321   20,003    1,744   65,089    1,088      27,927      216

Compensation
  to dealers ..........    4,248   12,574   50,006    4,060  162,723   16,138      69,819    1,538

Compensation
  to sales personnel ..    9,967   15,275   11,662    1,241   38,450    3,483      11,615    1,761

Interest or other
  finance charges .....

Travel ................    1,985    2,903    2,319      244    7,630      685       2,277      343

Office Expenses .......      956    1,570    1,106      115    3,594      322       1,079      172

Administrative
  Processing Costs ....      694      638    1,588      673    7,986      752       1,381      653
                          ------   ------   ------   ------  -------   ------   ---------   ------
Total .................   25,257   44,171   92,331    9,123  314,307   25,379     124,392    6,133
                          ======   ======   ======   ======  =======   ======   =========   ======

------------------
On October 1, 1995, the Fund began offering Class B Shares of each IDEX II Portfolio. Accordingly, no distribution fees were applicable to Class B shares for the period ended September 30, 1995. No distribution fees were applicable to Class A or Class C shares of the Tactical Asset Allocation or C.A.S.E. Portfolios for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations at that time.

                        NET ASSET VALUE DETERMINATION

   As stated in the Prospectus, net asset value is determined separately for each class of shares of a Portfolio on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the Portfolio;
(ii) days during which no shares of the Portfolio are tendered for redemption and no orders to purchase shares of that Portfolio are received; or (iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of a Portfolio is determined by dividing the total value of the Portfolio's securities, receivables and other assets allocable to that class by the total number of shares outstanding of that class. The public offering price of a Class A, Class B or Class C share of a Portfolio is the net asset value per share plus, in the case of Class A shares, the applicable sales charge. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as the Portfolio's sub-adviser, under the supervision of the Board of Trustees, decide in good faith.

   The offering price per share of the Growth Portfolio as of September 30, 1995 was calculated as follows:

                                                CLASS A    CLASS C
                                              ---------- ----------

Net asset value per share
  (net assets shares outstanding) ...........   $22.84     $22.64
Add maximum selling commission
  (5.50% of offering price for Class A
  shares) ...................................     1.33          0
                                              ---------- ----------
Offering price per share ....................   $24.17     $22.64
                                              ========== ==========


   The offering price per share of the Global Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $17.73     $17.46
Add maximum selling commission
  (5.50% of offering price for Class A shares)     1.03          0
                                               ---------- ----------
Offering price per share .....................   $18.76     $17.46
                                               ========== ==========


   The offering price per share of the Flexible Income Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $ 9.17     $9.17
Add maximum selling commission
  (5.50% of offering price for Class A shares)     0.46         0
                                               ---------- ----------
Offering price per share .....................   $ 9.63     $9.17
                                               ========== ==========

   The offering price per share of the Tax-Exempt Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $11.34     $11.34
Add maximum selling commission
  (5.50% of offering price for Class A shares)     0.57          0
                                               ---------- ----------
Offering price per share .....................   $11.91     $11.34
                                               ========== ==========


   The offering price per share of the Income Plus Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $10.36     $10.35
Add maximum selling commission
  (5.50% of offering price for Class A shares)     0.52          0
                                               ---------- ----------
Offering price per share .....................   $10.88     $10.35
                                               ========== ==========


   The offering price per share of the Balanced Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $11.47     $11.47
Add maximum selling commission
  (5.50% of offering price for Class A shares)     0.67          0
                                               ---------- ----------
Offering price per share .....................   $12.14     $11.47
                                               ========== ==========


   The offering price per share of the Capital Appreciation Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $13.54     $13.49
Add maximum selling commission
  (5.50% of offering price for Class A shares)     0.79          0
                                               ---------- ----------
Offering price per share .....................   $14.33     $13.49
                                               ========== ==========


   The offering price per share of the Aggressive Growth Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $17.68     $17.64
Add maximum selling commission
  (5.50% of offering price for Class A shares)     1.03          0
                                               ---------- ----------
Offering price per share .....................   $18.71     $17.64
                                               ========== ==========

   The offering price per share of the Equity-Income Portfolio as of September 30, 1995 was calculated as follows:

                                                 CLASS A    CLASS C
                                               ---------- ----------

Net asset value per share
  (net assets shares outstanding) ............   $11.74     $11.73
Add maximum selling commission
  (5.50% of offering price for Class A shares)     0.68          0
                                               ---------- ----------
Offering price per share .....................   $12.42     $11.73
                                               ========== ==========


   No such calculations are presented for Class B shares of the Portfolios, as Class B shares were not offered by any Portfolio until October 1, 1995.

   No such calculations are presented for Class A, Class B or Class C shares of IDEX II Tactical Asset Allocation or C.A.S.E. Portfolios because no shares of those Portfolios were outstanding as of September 30, 1995.

                      DIVIDENDS AND OTHER DISTRIBUTIONS

   As indicated in the Prospectus, an investor may choose among several options with respect to dividends and capital gain distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date, unless the shareholder has elected another distribution option as described in the Prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B and Class C shares of a Portfolio are anticipated to be lower than the per share income dividends on Class A shares of that Portfolio as a result of higher service and distribution fees applicable to the Class B and Class C shares.

                             SHAREHOLDER ACCOUNTS

   Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the Prospectus.

                               RETIREMENT PLANS

   As stated in the Prospectus, the Fund offers several types of retirement plans that an investor may establish to invest in shares of a Portfolio with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals and for Individual Retirement Accounts, Code
Section 401(k) Plans and Simplified Employee Pension Plans are available by calling or writing ISI. These plans require the completion of separate applications which are also available from ISI. Investors Fiduciary Trust Company, Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $12.00 on each such account with a maximum of $24 per tax identification number. Shares of a Portfolio are also available for investment by Code Section 403(b)(7) retirement plans for employees of charities, schools, and other qualifying employers. The Tax Exempt Portfolio is not well-suited as an investment vehicle for tax-deferred retirement plans which cannot benefit from tax-exempt income and whose distributed earnings are taxable to individual recipients as ordinary income.

   To receive additional information or forms on these plans, please call Customer Service at (800) 851-9777 or write the Transfer Agent at P. O. Box 9015, Clearwater, Florida 34618-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                             REDEMPTION OF SHARES

   Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form as prescribed in the Prospectus. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the Portfolio's net assets at the time of redemption. CLASS B SHARES ARE ALSO SUBJECT TO A DECLINING CONTINGENT DEFERRED SALES CHARGE UPON CERTAIN REDEMPTIONS. THE PROSPECTUS DESCRIBES THE REQUIREMENTS AND PROCEDURES FOR THE REDEMPTION OF SHARES.

   Shares will normally be redeemed for cash, although each Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination", and such valuation will be made as of the same time the redemption price is determined. Upon any distributions in-kind, shareholders may appeal the valuation of such securities by writing to the Fund.

   Redemption of shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the Exchange is restricted, as determined by the Securities and Exchange Commission, or the Exchange is closed except for holidays and weekends, (2) the Securities and Exchange Commission permits such suspension and so orders, or (3) an emergency exists as determined by the Securities and Exchange Commission so that disposal of securities and determination of net asset value is not reasonably practicable.

   The Contingent Deferred Sales Charge ("CDSC") is waived on redemptions of Class B shares in the circumstances described below:

   (a) REDEMPTION UPON TOTAL DISABILITY OR DEATH

   The Fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the federal Social Security Administration) of a Class B shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The Transfer Agent or Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

   (b) REDEMPTION PURSUANT TO A FUND'S SYSTEMATIC WITHDRAWAL PLAN

   A shareholder may elect to participate in a systematic withdrawal plan ("Plan") with respect to the shareholder's investment in the Fund. Under the Plan, a dollar amount of a participating shareholder's investment in the Fund will be redeemed systematically by the Fund on a periodic basis, and the proceeds paid in accordance with the shareholder's instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the Plan. The CDSC will be waived on redemptions made under the Plan subject to the limitations described below.


   The amount of the shareholder's investment in a Fund at the time election to participate in the Plan is made with respect to the Fund is hereinafter referred to as the "Initial Account Balance." The amount to be systematically redeemed from the Fund without the imposition of a CDSC may not exceed a maximum of 12% annually of the shareholder's Initial Account Balance. The Fund reserves the right to change the terms and conditions of the Plan and the ability to offer the Plan.


   The CDSC is also waived on redemption of Class B shares as it relates to the reinvestment of redemption proceeds in Class B shares of another IDEX Portfolio within 90 days after redemption.

                                    TAXES

   Each Portfolio has qualified, and intends to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from futures contracts) derived with respect to its business of investing in securities; (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or futures contracts that were held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

   A Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

   If the Tax-Exempt Portfolio invests in any instruments that generate taxable income, under the circumstances described in the Prospectus, distributions of the interest earned thereon will be taxable to that Portfolio's shareholders as ordinary income to the extent of its earnings and profits. Moreover, if that Portfolio realizes capital gains as a result of market transactions, any distributions of that gain also will be taxable to its shareholders.

   Proposals may be introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of municipal securities for investment by the Tax-Exempt Portfolio and the value of its portfolio securities would be affected. In that event, the Tax-Exempt Portfolio will re-evaluate its investment objective and policies.

   Dividends and interest received by a Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Global Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to the election, a Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Global Portfolio will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

   Each Portfolio except the Tax-Exempt Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements described above. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

   The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Portfolio. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of foreign currencies that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if the securities are held for less than three months.

   If a Portfolio satisfies certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio intends that, when it engages in hedging transactions, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Portfolio's hedging transactions. To the extent this treatment is not available, a Portfolio may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to continue to qualify as a RIC.

   The treatment of income dividends and capital gain distributions by a Portfolio to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a Portfolio's management or of its investment policies and practices by any governmental authority.

   Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                            PRINCIPAL SHAREHOLDERS

   To the knowledge of the Fund, as of November 1, 1995, no shareholder owned beneficially or of record 5% or more of the outstanding shares of beneficial interest of each of the Growth, Global, Flexible Income, Tax-Exempt, Balanced, Capital Appreciation, Aggressive Growth, Equity-Income, Tactical Asset Allocation or C.A.S.E. Portfolios, with the following exceptions:
Robert E. and Pauline F. Dutcher were record owners of approximately 5% of the Tactical Asset Allocation Portfolio; Katherine P. and David E. Thorn were record owners of approximately 6.2% of the Tactical Asset Allocation Portfolio; H.O. Wilber was record owner of approximately 6.7% of the Tactical Asset Allocation Portfolio; Iris Bauermerster was record owner of approximately 11.6% of the Tactical Asset Allocation Portfolio. As of November 1, 1995, ISI owned beneficially or of record approximately 8% and 45% of the Equity-Income Portfolio and the Tactical Asset Allocation Portfolio, respectively. As of November 1, 1995, certain affiliates of ISI and AEGON Management were the record owners of shares of beneficial interest of the Income Plus Portfolio, as follows: AUSA Life Insurance Company owned approximately 6.9%, and Bankers United Life Assurance Company owned approximately 2%.

                                MISCELLANEOUS

ORGANIZATION

   The Portfolios are series of IDEX II Series Fund, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

   On August 7, 1992, in a tax-free reorganization, the IDEX II Tax-Exempt Portfolio acquired all of the assets and assumed all of the liabilities of the AEGON USA Tax-Exempt Portfolio in exchange for shares of the IDEX II Tax-Exempt Portfolio which were then distributed to the AEGON USA Tax-Exempt Portfolio shareholders, and the IDEX II Income Plus Portfolio (then known as IDEX II High Yield Portfolio) acquired all of the assets and assumed all of the liabilities of the AEGON USA High Yield Portfolio in exchange for shares of the IDEX II Income Plus Portfolio which were then distributed to the AEGON USA High Yield Portfolio shareholders. All historical financial and performance information set forth in the Statement of Additional Information relates to the AEGON

USA Tax-Exempt Portfolio and the AEGON USA High Yield Portfolio prior to the date they were reorganized into the IDEX II Tax-Exempt Portfolio and the IDEX II Income Plus Portfolio, respectively. On August 21, 1992, in a tax-free reorganization, IDEX II Growth Portfolio acquired all of the assets and assumed all of the liabilities of AEGON USA Growth Portfolio and AEGON USA Capital Appreciation Portfolio in exchange for shares of IDEX II Growth Portfolio which were then distributed on a pro rata basis to the respective AEGON USA Growth Portfolio and AEGON USA Capital Appreciation Portfolio shareholders.


   On October 1, 1993, in a tax-free reorganization, the Flexible Income Portfolio acquired all of the assets and assumed all of the liabilities of IDEX Total Income Trust ("IDEX Total") in exchange for shares of the Flexible Income Portfolio which were then distributed to IDEX Total shareholders. All historical financial and performance information set forth in the Statement of Additional Information relates to IDEX Total prior to the date it was reorganized into the Flexible Income Portfolio.


SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Fund are fully transferable but the Fund is not bound to recognize any transfer until it is recorded on its books.

   The shares of beneficial interest of each Portfolio are divided into three classes, Class A, Class B and Class C. Each class represents interests in the same assets of the Portfolio and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge; Class B shares are subject to a contingent deferred sales charge, or back-end load, at a declining rate; Class B and Class C shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Portfolio by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

   The Declaration of Trust provides that each of the trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Trust. Vacancies may be filled by majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Fund's bylaws or the trustees.

LEGAL COUNSEL AND AUDITORS


   Sutherland, Asbill & Brennan, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Fund and certain of its affiliates. Price Waterhouse, LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as independent accountants for the Fund.


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

REGISTRATION STATEMENT

   This Statement of Additional Information and the prospectus for the Portfolios do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made.

                           PERFORMANCE INFORMATION

   The Prospectus contains a brief description of how performance is calculated.

   Quotations of average annual total return for a particular class of shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                       1
                                                       -
                      T ( (ERV /divided by/ P) /minus/ N)1

(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of each Portfolio's expenses on an annual basis, and assume that the maximum sales load (Class A shares only) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares.


   For the one-year period ended September 30, 1995, the five-year period ended September 30, 1995 and the period from inception (May 8, 1986) through September 30, 1995, the average annual total return for the Growth Portfolio's Class A shares was 29.15%, 16.84% and 15.44%, respectively, assuming deduction of the maximum sales charge of 5.5% and taking into account 12b-1 fees at the maximum level of 0.35%. Assuming no deduction of the maximum sales charge of 5.5%, the average annual total returns for the Growth Portfolio's Class A shares were 36.70%, 18.17% and 16.17%, respectively, for those same periods. The cumulative total returns for the Class A shares of the Growth Portfolio for the one-year period ended September 30, 1995, the five-year period ended September 30, 1995 and the period from inception (May 8, 1986) through September 30, 1995 were 36.70%, 130.43% and 309.24%, respectively.

   For the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995, the average annual total return for the Growth Portfolio's Class C shares was 36.32% and 12.16%, respectively, which takes into account 12b-1 fees at the maximum level of 0.90%. The cumulative total return for the Class C shares of the Growth Portfolio for the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995 was 36.32% and 25.80%, respectively.

   For the one-year period ended September 30, 1995 and the period from inception (October 1, 1992) through September 30, 1995, the average annual total return for the Global Portfolio's Class A shares was 9.10% and 20.24%, respectively, assuming deduction of the maximum sales charge of 5.5% and taking into account 12b-1 fees at the maximum level of 0.35%. Assuming no deduction of the maximum sales charge of 5.5%, the average annual total return for the Global Portfolio's Class A shares was_15.47% and 22.53%, respectively, for those periods. The cumulative total return for the Class A


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


shares of the Global Portfolio for the one-year period ended September 30, 1995 and for the period from inception (October 1, 1992) through September 30, 1995 was 15.47% and 83.94%, respectively.

   For the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995, the average annual total return for the Global Portfolio's Class C shares was 15.14% and 16.25%, respectively, which takes into account 12b-1 fees at the maximum level of 0.90%. The cumulative total return for the Class C shares of the Global Portfolio for the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995 was 15.14% and 35.15%, respectively.

   For the one-year period ended September 30, 1995, the five-year period ended September 30, 1995 and the period from inception (June 29, 1987) through September 30, 1995, the average annual total return for the Flexible Income Portfolio's Class A shares was 6.27%, 11.38% and 7.48%, respectively, assuming deduction of the applicable maximum sales charge of 4.75% and taking into account 12b-1 fees at the maximum level of 0.35% through the period ended September 30, 1995. Assuming no deduction of the maximum sales charge of 4.75%, the average annual total return for the Flexible Income Portfolio's Class A shares was 11.57%, 12.48% and 8.19%, respectively, for those periods. For the one-year period ended September 30, 1995, the five-year period ended September 30, 1995 and the period from inception (June 29, 1987) through September 30, 1995, the cumulative total return for the Flexible Income Portfolio's Class A shares, was 11.31%, 80.05% and 91.58%, respectively.

   For the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995, the average annual total return for the Flexible Income Portfolio's Class C shares was 10.95% and 4.07%, respectively, which takes into account 12b-1 fees at the maximum level of 0.90%. The cumulative total return for the Class C shares of the Flexible Income Portfolio for the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995 was 10.95% and 8.32%.

   For the one-year period ended September 30, 1995, the five-year period ended September 30, 1995, the ten-year period ended September 30, 1995 and the period from inception (April 1, 1985) through September 30, 1995, the average annual total return for the Tax-Exempt Portfolio's Class A shares was 2.66%, 6.18%, 7.70% and 7.63%, respectively, assuming deduction of the maximum sales charge of 4.75% and taking into account 12b-1 fees at the maximum level of 0.35% through the period ended September 30, 1995. Assuming no deduction of the maximum sales charge of 4.75%, the average annual total return for the Tax-Exempt Portfolio's Class A shares was 7.75%, 7.22%, 8.23% and 8.12%, respectively, for those periods. The cumulative total return for the Class A shares of the Tax-Exempt Portfolio for the one-year period ended September 30, 1995, the five-year period ended September 30, 1995, the ten-year period ended September 30, 1995 and the period from inception (April 1, 1985) through September 30, 1995 was 7.75%, 41.70%, 120.63% and 127.07%,
respectively.

   For the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995, the average annual total return for the Tax-Exempt Portfolio's Class C shares was 7.48% and 3.29%, respectively, which takes into account 12b-1 fees at the maximum level of 0.60%. The cumulative total return for the Class C shares of the Tax-Exempt Portfolio for the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995 was 7.48% and 6.70%.

   For the one-year period ended September 30, 1995, the five-year period ended September 30, 1995, the ten-year period ended September 30, 1995 and the period from inception (June 14, 1985) through September 30, 1995, the average annual total return for the Income Plus Portfolio's Class A shares was 10.31%, 10.78%, 10.20% and 10.37%, respectively, assuming deduction of the maximum sales charge of 4.75% and taking into account 12b-1 fees at the maximum level of 0.35% through the period ended

September 30, 1995. Assuming no deduction of the maximum sales charge of 4.75%, the average annual total return for the Income Plus Portfolio's Class A shares was 15.85%, 11.87%, 10.74% and 10.89%, respectively, for those periods. The cumulative total return for the Class A shares of the Income Plus Portfolio for the one-year period ended September 30, 1995, the five-year period ended September 30, 1995, the ten-year period ended September 30, 1995 and the period from inception (June 14, 1985) through September 30, 1995 was 15.85%, 75.22%, 177.47% and 189.82%, respectively.

   For the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995, the average annual total return for the Income Plus Portfolio's Class C shares was 15.08% and 4.80%, which takes into account 12b-1 fees at the maximum level of 0.90%. The cumulative total return for the Class C shares of the Income Plus Portfolio for the one-year period ended September 30, 1995 and the period from inception (October 1, 1993) through September 30, 1995 was 15.08% and 9.85%.

   For the period from December 2, 1994 (inception) to September 30, 1995, the cumulative total return for the Balanced Portfolio's Class A shares was 8.93%, assuming deduction of the maximum sales charge of 5.5% and taking into account 12b-1 fees at the maximum level of 0.35%. Assuming no deduction of the maximum sales charge of 5.5%, the cumulative total return for the Balanced Portfolio's Class A shares was 15.27% for that period.

   For the period from December 2, 1994 (inception) to September 30, 1995, the cumulative total return for the Balanced Portfolio's Class C shares was 14.77%, which takes into account 12b-1 fees at the maximum level of 0.90%.

   For the period from December 2, 1994 (inception) to September 30, 1995, the cumulative total return for the Capital Appreciation Portfolio's Class A shares was 27.98%, assuming deduction of the maximum sales charge of 5.5% and taking into account 12b-1 fees at the maximum level of 0.35%. Assuming no deduction of the maximum sales charge of 5.5%, the cumulative total return for the Capital Appreciation Portfolio's Class A shares was 35.40% for that period.

   For the period from December 2, 1994 (inception) to September 30, 1995, the cumulative total return for the Capital Appreciation Portfolio's Class C shares was 34.90%, which takes into account 12b-1 fees at the maximum level of 0.90%.

   For the period from December 2, 1994 (inception) to September 30, 1995, the cumulative total return for the Aggressive Growth Portfolio's Class A shares was 67.20%, assuming deduction of the maximum sales charge of 5.5% and taking into account 12b-1 fees at the maximum level of 0.35%. Assuming no deduction of the maximum sales charge of 5.5%, the cumulative total return for the Aggressive Growth Portfolio's Class A shares was 76.80% for that period.

   For the period from December 2, 1994 (inception) to September 30, 1995, the cumulative total return for the Aggressive Growth Portfolio's Class C shares was 76.40%, which takes into account 12b-1 fees at the maximum level of 0.90%.

   For the period from December 2, 1994 (inception) to March 31, 1995, the cumulative total return for the Equity-Income Portfolio's Class A shares was 11.93%, assuming deduction of the maximum sales charge of 5.5% and taking into account 12b-1 fees at the maximum level of 0.35%. Assuming no deduction of the maximum sales charge of 5.5%, the cumulative total return for the Equity-Income Portfolio's Class A shares was 18.43% for that period.

   For the period from December 2, 1994 (inception) to September 30, 1995, the cumulative total return for the Equity-Income Portfolio's Class C shares was 17.95%, which takes into account 12b-1 fees at the maximum level of 0.90%.

   The current yield for a particular class of shares of the Flexible Income Portfolio, the Tax-Exempt Portfolio, the Income Plus Portfolio, Balanced Portfolio or the Equity-Income Portfolio is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The yield is computed by dividing the Portfolio's investment income per share earned during a particular 30-day base period (including dividends, if any and interest earned, minus expenses (excluding reductions for affiliated brokerage and custody earnings credits) accrued during the period) by the maximum offering price per share on the last day of the base period and then annualizing the result. The current yield for the Class A and Class C shares of the Flexible Income Portfolio for the 30-day period ended September 30, 1995 was 6.27% and 6.16%, respectively. The current yield for the Class A and Class C shares of the Tax-Exempt Portfolio for the 30-day period ended September 30, 1995 was 4.49% and 4.48%, respectively. The current yield for the Class A and Class C shares of the Income Plus Portfolio for the 30-day period ended September 30, 1995 was 6.43% and 6.28%, respectively. The current yield for the Class A and Class C shares of the Balanced Portfolio for the 30-day period ended September 30, 1995 was 0.64% and 0.23%, respectively. The current yield for the Class A and Class C shares of the Equity-Income Portfolio for the 30-day period ended September 30, 1995 was 0.04% and 0.00%, respectively.

   The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the yield (as computed above) which is tax-exempt by one minus an assumed tax rate of 28% and adding the product to that portion, if any, of the Portfolio's yield that is not tax-exempt. The tax equivalent yield of the Tax-Exempt Portfolio's Class A and Class C shares based on a 30-day period ended September 30, 1995 was 6.24% and 6.22%, respectively.


   As stated in the Prospectus, from time to time in advertisements or sales material, a Portfolio may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as THE WALL STREET JOURNAL, THE BOSTON GLOBE, THE NEW YORK TIMES, THE LOS ANGELES TIMES, CHRISTIAN SCIENCE MONITOR, USA TODAY, THE TAMPA TRIBUNE, THE ST. PETERSBURG TIMES, FINANCIAL TIMES, THE HARTFORD CURRENT, INTERNATIONAL HERALD TRIBUNE, INVESTOR'S BUSINESS DAILY, THE BOSTON HERALD, THE WASHINGTON POST, KIPLINGER'S WASHINGTON LETTER, KIPLINGER'S TAX REPORT, KIPLINGER'S PERSONAL FINANCE MAGAZINE, BARRON'S, BUSINESS WEEK, FINANCIAL SERVICES WEEK, NATIONAL UNDERWRITER, TIME, NEWSWEEK, PENSIONS & INVESTMENTS, U.S. NEWS AND WORLD REPORT, MORNINGSTAR MUTUAL FUND VALUES, THE ECONOMIST, BANK LETTER, BOSTON BUSINESS JOURNAL, RESEARCH RECOMMENDATIONS, FACS OF THE WEEK, MONEY, MODERN MATURITY, FORBES, FORTUNE, FINANCIAL PLANNER, AMERICAN BANKER, U.S. BANKER, ABA BANKING JOURNAL, INSTITUTIONAL INVESTOR (U.S./EUROPE), REGISTERED REPRESENTATIVE, INDEPENDENT AGENT, AMERICAN DEMOGRAPHICS, TRUSTS & ESTATES, CREDIT UNION MANAGEMENT, PERSONAL INVESTOR, NEW ENGLAND BUSINESS, BUSINESS MONTH, GENTLEMEN'S QUARTERLY, EMPLOYEE RESEARCH REPORT, EMPLOYEE BENEFIT PLAN REVIEW, ICI MUTUAL FUND NEWS, SUCCEED, JOHNSON CHARTS, WEISENBERGER INVESTMENT COMPANIES SERVICE and MUTUAL FUND QUARTERLY. A Portfolio may also advertise non-standardized performance information which is for periods in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A and Class B shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A shares or the contingent deferred sales charge applicable to Class B shares. In addition, a Portfolio may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. A Portfolio may also advertise various methods of investing including, among others, dollar cost averaging, and may use compounding illustrations to show the results of such investment methods. The Fund or the Distributor may also from time to time in advertisements or sales material present tables or other information comparing tax-exempt yields to the equivalent taxable yields, whether with specific reference to the Tax-Exempt Portfolio or otherwise.

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

                             FINANCIAL STATEMENTS


   Audited Financial Statements for IDEX II Growth Portfolio, IDEX II Global Portfolio, IDEX II Flexible Income Portfolio (successor of IDEX Total Income Trust), IDEX II Tax-Exempt Portfolio, IDEX II Income Plus Portfolio (formerly known as IDEX II High Yield Portfolio), IDEX II Balanced Portfolio, IDEX II Capital Appreciation Portfolio, IDEX II Aggressive Growth Portfolio and IDEX II Equity-Income Portfolio for the fiscal year ended September 30, 1995 are incorporated by reference from the Fund's Annual Report dated September 30, 1995. No financial information exists for IDEX II Tactical Asset Allocation Portfolio or IDEX II C.A.S.E. Portfolio for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations as of that date.


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

                                  APPENDIX A

            CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST

I. MUNICIPAL OBLIGATIONS IN WHICH THE TAX-EXEMPT PORTFOLIO MAY INVEST

   A. MUNICIPAL BONDS

   GENERAL INFORMATION. Municipal Bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works, and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. Other public purposes for which Municipal Bonds may be issued include the refunding of outstanding obligations, obtaining funds for general expenses and obtaining funds to lend to other public institutions and facilities.

   The two principal classifications of Municipal Bonds are "general obligation" bonds and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but are not supported by the issuer's power to levy general taxes. Most industrial development bonds are in this category.

   There are, of course, variations in the security of Municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of Municipal Bonds depend, among other things, upon general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligations and rating of the issue.

   INDUSTRIAL DEVELOPMENT BONDS AND PRIVATE ACTIVITY BONDS. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, such as airports or pollution control facilities. PABs generally are such bonds issued after August 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid thereon is exempt from federal income tax in the opinion of the bond counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed.

   PURCHASES ON "WHEN-ISSUED" OR "DELAYED DELIVERY" BASIS. Sometimes the Tax-Exempt Portfolio may buy Municipal Bonds on a "when-issued" or "delayed delivery" basis. This means that when it agrees to buy, the terms of the Bonds and the price it will pay are fixed, but it does not purchase and take delivery of the Bonds until a later date (the "settlement date"), which is usually within one month. The Tax-Exempt Portfolio pays no money and receives no interest before the settlement date. The commitment to purchase securities on a when-issued or delayed delivery basis involves the risk that the market value of such securities may fall below cost prior to the settlement date. While the Tax-Exempt Portfolio may sell the Municipal Bonds before the settlement date, it will ordinarily do so only for investment management reasons. Ordinarily, the Tax-Exempt Portfolio purchases Municipal Bonds that it has agreed to buy on a when-issued or delayed delivery basis. Gains or losses on sales prior to the settlement date are not tax-exempt.

   A Municipal Bond purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date. The Tax-Exempt Portfolio will direct the Fund's custodian to segregate cash, U.S.

Government securities or other appropriate high-grade debt obligations owned by the Portfolio that are at least equal in value to the amount the Tax-Exempt Portfolio will have to pay on the settlement date. If necessary, additional assets will be placed in the account daily so that the value of the account will at least equal the Portfolio's purchase commitment.

   B. MUNICIPAL NOTES

   The Tax-Exempt Portfolio may invest in the following types of Municipal Notes, subject to the quality requirements described in the Prospectus:

   PROJECT NOTES. Project notes ("PNs") are issued on behalf of local authorities at auctions conducted by the United States Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. PNs are backed by the full faith and credit of the Federal government through agreements with the local authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the PNs. Ordinarily, PNs are repaid by rolling over the notes or from the proceeds of new bonds or other securities which are issued to provide permanent financing.

   BOND ANTICIPATION NOTES. Bond anticipation notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

   TAX ANTICIPATION NOTES. Tax anticipation notes ("TANs") are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

   REVENUE ANTICIPATION NOTES. Revenue anticipation notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

   CONSTRUCTION LOAN NOTES. Construction loan notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

   BANK NOTES. Bank notes are notes issued by local governmental bodies and agencies as those described above to commercial banks as evidence of borrowings. Banks on occasion sell such notes to purchasers such as the Tax-Exempt Portfolio. The purposes for which the notes are issued vary, but bank notes are frequently issued to meet short-term working-capital or capital-project needs. These notes typically are redeemed with revenue from taxes or from long-term financing proceeds, and may have risks similar to the risks associated with TANs and RANs.

   C. MUNICIPAL COMMERCIAL PAPER

   Municipal Commercial Paper (also called "short-term discount notes") represents short-term obligations of state and local governments and their agencies issued typically to meet seasonal working

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

capital or interim construction financing requirements. Municipal Commercial Paper is often issued at a discount, with shorter maturities than Municipal Notes. Such obligations are repayable from general revenues of the issuer or refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending or note repurchase agreements, or other credit facility agreements offered by banks or other institutions.

   While the various types of Municipal Notes and Municipal Commercial Paper described above as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Tax-Exempt Portfolio may invest in such other types of notes to the extent permitted under its investment objective and policies. Such short-term obligations may be issued for different purposes and with different security than those mentioned above.

   D. FLOATING RATE AND VARIABLE RATE OBLIGATIONS

   The Tax-Exempt Portfolio may purchase floating rate and variable rate obligations, including participation interests therein (see section E below). Investments in floating or variable rate securities normally will include IDBs which provide that the rate of interest is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that the Portfolio can demand payment of the obligation on short notice at par value plus accrued interest. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have flexible rates that change whenever there is a change in the designated base interest rate. Frequently, such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor (i.e., the corporation utilizing the IDBs financing) or the bank, as the case may be, must be equivalent to the Municipal Obligation ratings required for purchases for the Tax-Exempt Portfolio.

   E. PARTICIPATION INTERESTS

   The Tax-Exempt Portfolio may invest in participation interests purchased from banks in variable rate tax-exempt securities (such as IDBs) owned by the banks. A participation interest gives the purchaser an undivided interest in the tax-exempt security in the proportion that the Portfolio's participation interest bears to the total principal amount of the tax-exempt security, and permits demand repurchase as described in section D above. Participations are frequently backed by an irrevocable letter of credit or guarantee of the bank offering the participation which the sub-adviser, under the supervision of the Board of Trustees, has determined meets the prescribed quality standards for the Tax-Exempt Portfolio. The Portfolio has the right to sell the instrument back to the bank and draw on the letter of credit on 7 days' notice for all or any part of the Portfolio's participation interest in the tax-exempt security, plus accrued interest. The Portfolio intends to exercise its demand rights under the letter of credit only (1) upon a default under the terms of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) upon a drop in the rating or the sub-adviser's evaluation of the underlying security. Banks charge a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the yield negotiated between the Portfolio and the bank at which the instruments were purchased by the Tax-Exempt Portfolio. The sub-adviser will monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Tax-Exempt Portfolio, including the IDBs supported by bank letters of credit or guarantee, on the basis of published financial information, reports or rating agencies and other bank analytical services. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interest will be tax-exempt when distributed as dividends to shareholders.

   Obligations of issuers of Municipal Bonds, Municipal Notes and Municipal Commercial Paper are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of

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

creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities' power to levy taxes. There is also the possibility that litigation or other conditions may materially affect the power or ability of an issuer to pay, when due, the principal of and interest on its Municipal Obligations.

II. OBLIGATIONS IN WHICH EACH PORTFOLIO MAY INVEST
    (UNLESS OTHERWISE NOTED)

   A. U.S. GOVERNMENT OBLIGATIONS

   As described in the Prospectus, the Portfolios may invest in some or all of the following types of direct obligations of the Federal Government, issued by the Department of the Treasury, and backed by the full faith and credit of the Federal Government.

   TREASURY BILLS. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

   TREASURY NOTES. Treasury Notes are longer-term interest bearing obligations with original maturities of one to seven years.

   TREASURY BONDS. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.

   B. OBLIGATIONS OF FEDERAL AGENCIES, INSTRUMENTALITIES AND AUTHORITIES

   Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA Bonds) or are guaranteed by the Treasury (e.g., certain other TVA Bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA Bonds). There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally obligated to do so.

   C. CERTIFICATES OF DEPOSIT (ALL PORTFOLIOS) AND TIME DEPOSITS (INCOME PLUS PORTFOLIO ONLY)

   A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The Portfolios will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. Banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.

   D. COMMERCIAL PAPER

   Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a

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

discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

   E. BANKER'S ACCEPTANCE

   A banker's acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a banker's acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a banker's acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. The Portfolios may invest in U.S. dollar denominated banker's acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.

   F. REPURCHASE AGREEMENTS FOR U.S. GOVERNMENT SECURITIES (EXCEPT EQUITY-INCOME PORTFOLIO)

   The Portfolios may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. Government, under which the Portfolio purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount the Portfolio pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the Portfolio's net investment income. When the Portfolio enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the Portfolio if the market value of the securities is less than the repurchase price. Under the Investment Company Act of 1940, repurchase agreements may be considered collateralized loans by the Portfolio.

   At the time a Portfolio enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

   Although repurchase agreements carry certain risks not associated with direct investment in securities, the Portfolios intend to enter into repurchase agreements only with banks and dealers in transactions which the sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss.

III. OTHER SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST

   A. CORPORATE DEBT SECURITIES

   The Portfolio may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing

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

from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities", or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

   B. INTERNATIONAL AGENCY OBLIGATIONS

   The Portfolio may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The Portfolio may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. Government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

   C. BANK OBLIGATIONS OR SAVINGS AND LOAN OBLIGATIONS

   The Portfolios may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptance are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location - the strength of the local economy will often affect financial institutions in the region, (b) asset mix -institutions with substantial loans in a troubled industry may be weakened by those loans, and (c) amount of equity capital -under-capitalized financial institutions are more vulnerable when loan losses are suffered. The portfolio manager will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by the Portfolio, but the Portfolio is not restricted to obligations or institutions which satisfy specified quality criteria.

   D. VARIABLE OR FLOATING RATE SECURITIES

   The Portfolio may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

   E. PREFERRED STOCKS (ALL PORTFOLIOS EXCEPT THE TAX-EXEMPT PORTFOLIO)

   Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions,

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

and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

   F. CONVERTIBLE SECURITIES

   The Portfolios may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

   G. COMMON STOCKS

   Each Portfolio (other than the Tax-Exempt Portfolio) invests in common stocks. The Flexible Income Portfolio will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

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


                               IDEX II SERIES FUND

                                OTHER INFORMATION

PART C

ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

     List all financial statements and exhibits filed as part of the Registration Statement.

     (a) Financial Statements:


         (1) Audited financial statements of IDEX II Growth, Global, Flexible Income, Tax-Exempt Income Plus, Balanced, Capital Appreciation, Aggressive Growth and Equity-Income Portfolios for the fiscal year ended September 30, 1995 included in the IDEX II Series Fund's 1995 Annual Report to Shareholders are incorporated by reference into the Statement of Additional Information. No financial information exists for the IDEX II Tactical Asset Allocation and C.A.S.E. Portfolios for the fiscal year ended September 30, 1995, as those Portfolios had not commenced operations at that time.

         (2) Financial Highlights of IDEX II Aggressive Growth Portfolio, IDEX II Capital Appreciation Portfolio, IDEX II Global Portfolio, IDEX II Growth Portfolio, IDEX II Equity-Income Portfolio, IDEX II Balanced Portfolio, IDEX II Flexible Income Portfolio, IDEX II Income Plus Portfolio and IDEX II Tax-Exempt Portfolio are included on pages 4-7 of the Prospectus.


     (b) Exhibits:

         Exhibit 1    Restatement of Declaration of Trust 1

         Exhibit 2    Bylaws, as amended 2

         Exhibit 3    Not Applicable

         Exhibit 4    Specimen Share Certificate:

                      (a)    Class A Shares
                      (1)    IDEX II Aggressive Growth Portfolio 3

                      (2)    IDEX II Capital Appreciation Portfolio  3
                      (3)    IDEX II Global Portfolio 2
                      (4)    IDEX II Growth Portfolio 2
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 3

--------
     1 Filed previously with Post-Effective Amendment No. 17 to Registration Statement filed on January 1, 1995.

     2 Filed previously with Post-Effective Amendment No. 15 to Registration Statement filed on December 3, 1993.

     3 Filed previously with Post-Effective Amendment No. 16 to Registration Statement filed on October 3, 1994.

     4 Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995.

                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 3
                      (9)    IDEX II Flexible Income Portfolio 6
                      (10)   IDEX II Income Plus Portfolio 2
                      (11)   IDEX II Tax Exempt Portfolio 2

                  (b) Class B Shares
                      (1)    IDEX II Aggressive Growth Portfolio 5
                      (2)    IDEX II Capital Appreciation Portfolio 5
                      (3)    IDEX II Global Portfolio 5
                      (4)    IDEX II Growth Portfolio 5
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 5
                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 5
                      (9)    IDEX II Flexible Income Portfolio 5
                      (10)   IDEX II Income Plus Portfolio 5
                      (11)   IDEX II Tax Exempt Portfolio 5

                  (c) Class C Shares
                      (1)    IDEX II Aggressive Growth Portfolio 3
                      (2)    IDEX II Capital Appreciation Portfolio 3
                      (3)    IDEX II Global Portfolio 2
                      (4)    IDEX II Growth Portfolio  2
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 3
                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 3
                      (9)    IDEX II Flexible Income Portfolio 5
                      (10)   IDEX II Income Plus Portfolio 2
                      (11)   IDEX II Tax Exempt Portfolio 2

     Exhibit 5    (a) Management and Investment Advisory Agreement
                      (1)    IDEX II Aggressive Growth Portfolio 1
                      (2)    IDEX II Capital Appreciation Portfolio 1
                      (3)    IDEX II Global Portfolio 7
                      (4)    IDEX II Growth Portfolio 8
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 1
                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 1
                      (9)    IDEX II Flexible Income Portfolio 6
                      (10)   IDEX II Income Plus Portfolio 9

--------

     5 Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995.

     6 Filed previously with Post-Effective Amendment No. 13 to Registration Statement filed on July 26, 1993.

     7 Filed previously with Post-Effective Amendment No. 9 to Registration Statement filed on July 29, 1992.

     8 Filed previously with Post-Effective Amendment No. 6 to Registration Statement filed on November 18, 1991.

                      (11)   IDEX II Tax-Exempt Portfolio 9
                  (b) Investment Counsel Agreement
                      (1)    IDEX II Aggressive Growth Portfolio 1
                      (2)    IDEX II Capital Appreciation Portfolio 1
                      (3)    IDEX II Global Portfolio 7
                      (4)    IDEX II Growth Portfolio 8
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 1
                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 1
                      (9)    IDEX II Flexible Income Portfolio 6
                      (10)   IDEX II Income Plus Portfolio 9
                      (11)   IDEX II Tax-Exempt Portfolio 9

                  (c) Administrative Services Agreement
                      (1)    IDEX II Capital Appreciation Portfolio 1
                      (2)    IDEX II Global Portfolio 7
                      (3)    IDEX II Growth Portfolio 8
                      (4)    IDEX II Balanced Portfolio 1
                      (5)    IDEX II Flexible Income Portfolio 6

     Exhibit 6    (a) Underwriting Agreement 4
                  (b) Dealer's Sales Agreement 4
                  (c) Service Agreement 4
                  (d) Wholesaler's Agreement 4

     Exhibit 7    Trustees/Directors Deferred Compensation Plan 4

     Exhibit 8    Custody Agreement 10

     Exhibit 9    Transfer Agency Agreement with Idex Investor Services, Inc. 4

     Exhibit 10   Opinion of Counsel

     Exhibit 11   (a) Consent of Price Waterhouse LLP
                  (b) Consent of Sutherland Asbill & Brennan

     Exhibit 12   Not Applicable

     Exhibit 13   Investment Letter from Sole Shareholder 10

     Exhibit 14   (a) Model Individual Retirement Plan 1
                  (b) Prototype Money Purchase Pension and Profit Sharing
                      Plan 11
                  (c) Model Section 403(b)(7) Plan 1
                  (d) Model 401(k) Plan 7

--------
     9 Filed previously with Registration Statement filed on Form N-14 filed on April 20, 1992.

     10 Filed previously with Pre-Effective Amendment No. 1 to Registration Statement filed on March 7, 1986.

     11 Filed previously with Post-Effective Amendment No. 5 to Registration Statement filed on February 1, 1991.

     Exhibit 15   (a) Plan of Distribution under Rule 12b-1 - Class A Shares
                      (1)    IDEX II Aggressive Growth Portfolio 1
                      (2)    IDEX II Capital Appreciation Portfolio 1
                      (3)    IDEX II Global Portfolio 12
                      (4)    IDEX II Growth Portfolio 12
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 1
                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 1
                      (9)    IDEX II Flexible Income Portfolio 5
                      (10)   IDEX II Income Plus Portfolio 13
                      (11)   IDEX II Tax-Exempt Portfolio 13

                  (b) Plan of Distribution under Rule 12b-1 - Class B Shares
                      (1)    IDEX II Aggressive Growth Portfolio 5
                      (2)    IDEX II Capital Appreciation Portfolio 5
                      (3)    IDEX II Global Portfolio 5
                      (4)    IDEX II Growth Portfolio 5
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 5
                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 5
                      (9)    IDEX II Flexible Income Portfolio 5
                      (10)   IDEX II Income Plus Portfolio 5
                      (11)   IDEX II Tax Exempt Portfolio 5

                  (c) Plan of Distribution under Rule 12b-1 - Class C Shares
                      (1)    IDEX II Aggressive Growth Portfolio 1
                      (2)    IDEX II Capital Appreciation Portfolio 1
                      (3)    IDEX II Global Portfolio 13
                      (4)    IDEX II Growth Portfolio 13
                      (5)    IDEX II C.A.S.E. Portfolio 4
                      (6)    IDEX II Equity-Income Portfolio 1
                      (7)    IDEX II Tactical Asset Allocation Portfolio 5
                      (8)    IDEX II Balanced Portfolio 1
                      (9)    IDEX II Flexible Income Portfolio 5
                      (10)   IDEX II Income Plus Portfolio 13
                      (11)   IDEX II Tax-Exempt Portfolio 13

     Exhibit 16   (a) Computation of Performance
                      Class A Shares
                      (1)    IDEX II Aggressive Growth Portfolio 5
                      (2)    IDEX II Capital Appreciation Portfolio 5
                      (3)    IDEX II Global Portfolio 2
                      (4)    IDEX II Growth Portfolio 12
                      (5)    IDEX II Equity-Income Portfolio 5
                      (6)    IDEX II Balanced Portfolio 5

--------

     12 Filed previously with Post-Effective Amendment No. 14 to Registration Statement filed on August 2, 1993.

     13 Filed previously with Post-Effective Amendment No. 7 to Registration Statement filed on January 17, 1992.

                      (7)    IDEX II Flexible Income Portfolio 3
                      (8)    IDEX II Income Plus Portfolio 8
                      (9)    IDEX II Tax-Exempt Portfolio 8

                  (b) Computation of Performance Quotation
                      Class C Shares
                      (1)    IDEX II Aggressive Growth Portfolio 5
                      (2)    IDEX II Capital Appreciation Portfolio 5
                      (3)    IDEX II Global Portfolio 1
                      (4)    IDEX II Growth Portfolio 1
                      (5)    IDEX II Equity-Income Portfolio 5
                      (6)    IDEX II Balanced Portfolio 5
                      (7)    IDEX II Flexible Income Portfolio 1
                      (8)    IDEX II Income Plus Portfolio 1
                      (9)    IDEX II Tax-Exempt Portfolio 1

     Exhibit 18       Multiple Class Plan 5

     Exhibit 19       Powers of Attorney 5

     Exhibit 27       Financial Data Schedule

Item 25  Persons Controlled by or under Common Control with Registrant

     To the knowledge of the Registrant, IDEX II Aggressive Growth, Capital Appreciation, Global, Growth, C.A.S.E., Equity-Income, Tactical Asset Allocation, Balanced, Flexible Income, Income Plus and Tax-Exempt Portfolios are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

ITEM 26  NUMBER OF HOLDERS OF SECURITIES


     The number of record holders of shares of beneficial interest of the Registrant as of January 10, 1996, was as follows:


       TITLE OF CLASS A SHARES                          NUMBER OF RECORD HOLDERS
       -----------------------                          ------------------------
       Shares of Beneficial Interest

          IDEX II Aggressive Growth Portfolio                      3,286
          IDEX II Capital Appreciation Portfolio                   1,057
          IDEX II Global Portfolio                                11,600
          IDEX II Growth Portfolio                                60,760
          IDEX II C.A.S.E. Portfolio                                   0
          IDEX II Equity-Income Portfolio                            707
          IDEX II Tactical Asset Allocation Portfolio                139
          IDEX II Balanced Portfolio                                 388
          IDEX II Flexible Income Portfolio                        1,500
          IDEX II Income Plus Portfolio                            3,804
          IDEX II Tax-Exempt Portfolio                             1,094

       TITLE OF CLASS A SHARES                          NUMBER OF RECORD HOLDERS
       -----------------------                          ------------------------
       Shares of Beneficial Interest

          IDEX II Aggressive Growth Portfolio                         97
          IDEX II Capital Appreciation Portfolio                      37
          IDEX II Global Portfolio                                    63
          IDEX II Growth Portfolio                                   153
          IDEX II C.A.S.E. Portfolio                                   0
          IDEX II Equity-Income Portfolio                             32
          IDEX II Tactical Asset Allocation Portfolio                 50
          IDEX II Balanced Portfolio                                  16
          IDEX II Flexible Income Portfolio                            5
          IDEX II Income Plus Portfolio                               19
          IDEX II Tax-Exempt Portfolio                                 3


       TITLE OF CLASS C SHARES                          NUMBER OF RECORD HOLDERS
       -----------------------                          ------------------------
       Shares of Beneficial Interest

          IDEX II Aggressive Growth Portfolio                        437
          IDEX II Capital Appreciation Portfolio                     170
          IDEX II Global Portfolio                                 1,283
          IDEX II Growth Portfolio                                 1,708
          IDEX II C.A.S.E. Portfolio                                   0
          IDEX II Equity-Income Portfolio                            117
          IDEX II Tactical Asset Allocation Portfolio                 42
          IDEX II Balanced Portfolio                                 138
          IDEX II Flexible Income Portfolio                          140
          IDEX II Income Plus Portfolio                              293
          IDEX II Tax-Exempt Portfolio                                92


ITEM 27  INDEMNIFICATION

         Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         (a). IDEX II Growth Portfolio, IDEX II Global Portfolio, IDEX II Flexible Income Portfolio, IDEX II Balanced Portfolio and IDEX II Capital Appreciation Portfolio

         The only business of Idex Management, Inc. is to serve as the investment adviser of IDEX Fund; IDEX II Growth Portfolio, IDEX II Global Portfolio, IDEX II Flexible Income Portfolio, IDEX II Balanced Portfolio and IDEX II Capital Appreciation Portfolio of IDEX II Series Fund; and IDEX Fund 3.

         Janus Capital Corporation ("Janus Capital") serves as sub-adviser to certain portfolios and mutual funds in the IDEX Group of Funds and as investment adviser to each portfolio of Janus Investment Fund and Janus Aspen Series and as adviser or sub-adviser to several other mutual funds and private and retirement accounts. Janus Capital also serves as sub-adviser to certain portfolios of the WRL Series Fund, Inc. Thomas H. Bailey, Chairman and President of Janus Capital and Chairman of the Board of Directors of Idex Management, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Idex Management, Inc., Janus Investment Fund, Janus Aspen Series and Janus Capital. Steven R. Goodbarn, Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital, Treasurer and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series and Director of Idex Management, Inc., has no substantial business, profession, vocation or employment other than his positions with Janus Capital, Janus Investment Fund, Janus Aspen Series and Idex Management, Inc. James P. Craig, James P. Goff, Scott W. Schoelzel, Ronald

V. Speaker and Helen Y. Hayes are Vice Presidents of Janus Capital, and have no substantial business, profession, vocation or employment other than their positions with Janus Capital, Janus Investment Fund and Janus Aspen Series. David C. Tucker is Vice President, Secretary and General Counsel of Janus Capital, and Vice President and General Counsel of Janus Investment Fund and Janus Aspen Series; he has no substantial business, profession, vocation or employment other than his positions with Janus Capital, Janus Investment Fund and Janus Aspen Series. Michael N. Stolper, a director of Janus Capital, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a director of Janus Capital, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a director of Janus Capital, is President, Chief Executive Officer and a director of DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds (including the IDEX Funds), and Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, MO, 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. The only business, professions, vocations or employments of a substantial nature of Messrs. Kenney, Hurley, Moriarty, Geiger, Franz and Ms. Ferrell, the remaining officers and directors of Idex Management, Inc., are described under "Trustees and Officers" in the Statement of Additional Information included in this Registration Statement.

         (b). IDEX II Tax-Exempt Portfolio, IDEX II Income Plus Portfolio, IDEX II Aggressive Growth Portfolio, IDEX II Equity-Income Portfolio, IDEX II Tactical Asset Allocation Portfolio and IDEX II C.A.S.E. Portfolio.

         InterSecurities, Inc. ("ISI") serves as investment adviser to IDEX II Tax-Exempt Portfolio, IDEX II Income Plus Portfolio, IDEX II Aggressive Growth Portfolio, IDEX II Equity-Income Portfolio, IDEX II Tactical Asset Allocation Portfolio and IDEX II C.A.S.E. Portfolio, and serves as principal underwriter to the Fund, IDEX Fund and IDEX Fund 3. ISI is also a registered broker-dealer engaged in the retail brokerage of securities. The only business, professions, vocations or employments of a substantial nature of Messrs. Kenney, Hurley, Moriarty, Geiger and Franz, officers and directors of ISI, are described under "Trustees and Officers" in the Statement of Additional Information included in this Registration Statement. In addition, the following describes the principal occupations of other officers and directors of ISI: J. Will Paull, a Director of ISI, is Chairman, President and Chief Executive Officer of Associated Mariner Financial Group, 17199 N. Laurel Park Drive, Ste. 100, Livonia, MI 48152-3908, a Financial Holding Company whose primary subsidiaries are engaged in insurance and financial services; Donald L. Cudney is a Senior Vice President of ISI; William G. Cummings, Vice President of ISI, is also Vice President of Associated Mariner Financial Group; Gerald P. Kirk is a Vice President of ISI; Gordon E. Hippner is a Vice President of ISI; Cynthia L. Remley, Vice President and Assistant Secretary of ISI, is also Vice President of Western Reserve Life and Assistant Secretary of Idex Investor Services, Inc.; Leslie E. Martin, a Vice President of ISI, is also Vice President of the Fund, IDEX Fund and IDEX Fund 3; Stanley R. Orr, Vice President of ISI, is also Vice President of Western Reserve Life; Terry L. Garvin, Vice President of ISI, is also a Vice President of Western Reserve Life.


         AEGON USA Investment Management, Inc. ("AEGON Management"), is an Iowa Corporation which was incorporated on April 12, 1989. AEGON Management became a registered investment adviser on March 16, 1992 and has assumed all of the investment advisory functions of AEGON USA Securities, Inc. ("AEGON Securities"). AEGON Management and AEGON Securities are wholly-owned subsidiaries of AUSA Holding Company, which is a wholly-owned subsidiary of AEGON USA, Inc.

         AEGON Management serves as sub-adviser to IDEX II Tax-Exempt Portfolio and IDEX II Income Plus Portfolio. Patrick E. Falconio, President, Director and Chairman of the Board of AEGON Management, is also Executive Vice President and Chief Investment Officer of AEGON USA, Inc.; Senior Vice President and Director of AUSA Holding Company and Senior Vice President and Chief Investment Officer of AUSA Life Insurance Company, Inc. Mr. Falconio is also currently an officer and/or a director of other AEGON affiliates. Brenda K. Clancy, Director of AEGON Management, is also Vice President and Controller of AEGON USA, Inc. Ms. Clancy is also currently an officer and/or director of other AEGON affiliates. Craig D. Vermie, Director of AEGON Management, is also Secretary of AUSA Life Insurance Company, Inc. and Vice President and Corporate Counsel of AEGON USA, Inc. Mr. Vermie is also currently an officer and/or a director of other AEGON affiliates. Donald E. Flynn, Executive Vice President of AEGON Management is also a Vice President of AUSA Life Insurance Company, Inc. Mr. Flynn is also currently an officer and/or director of other

AEGON affiliates. Donald W. Chamberlain, is an Executive Vice President of AEGON Management; James D. Ross is an Executive Vice President of AEGON Management; Clifford A. Sheets is an Executive Vice President of AEGON Management; Ralph M. O'Brien, a Senior Vice President of AEGON Management, is also a Vice President of AUSA Life Insurance Company, Inc. Mr. O'Brien is also currently an officer and/or a director of other AEGON affiliates. Michael Van Meter is a Senior Vice Presidents of AEGON Management; David R. Halfpap is a Senior Vice President of AEGON Management and a Vice President of AUSA Life Insurance Company, Inc. Mr. Halfpap is also currently an officer and/or a director of other AEGON affiliates. Robert L. Hansen is Vice President of AEGON Management and Vice President of AUSA Life Insurance Company, Inc.; Jon D. Kettering is Vice President and Treasurer of AEGON Management and Vice President of AUSA Life Insurance Company, Inc.; Gregory W. Theobald, Vice President and Secretary of AEGON Management, is also Vice President and Asst. Secretary of AUSA Life Insurance Company, Inc. Mr. Theobald is also currently an officer and/or a director of other AEGON affiliates. Drew E. Washburn, Kenneth M. Certain, Rachel
A. Dennis, Michael N. Meese, Frederick A. Sabetta, Steven P. Opp and Lewis O. Funkhouser are Vice Presidents of AEGON Management. James E. Fine, Brad J. Beman, Thomas E. Myers and Mary T. Pech are Assistant Vice Presidents of AEGON Management.

         Fred Alger Management, Inc. ("Alger Management"), sub-adviser to the Aggressive Growth Portfolio, is a wholly owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.


         Fred M. Alger III serves as Chairman of the Board of Alger Associates, Inc. ("Associates"), Alger Management, Alger, Inc., Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency") and Analysts Resources, Inc. David D. Alger serves as President and Director of Associates, Alger Management, Alger Inc., Properties, Services and Agency; and Executive Vice President and Director of Analysts Resources, Inc. Gregory S. Duch serves as Executive Vice President, Treasurer and Director of Alger Management and Properties; and Executive Vice President and Treasurer of Associates, Alger Inc., Analysts Resources, Inc., Services and Agency. Nanci K. Staple serves as Secretary of Associates, Alger Management, Alger Inc., Properties, Analysts Resources, Inc., Services and Agency. The principal business address of each of the companies listed above, other than Alger, Inc., is 75 Maiden Lane, New York, NY 10038. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.


         Luther King Capital Management Corporation ("Luther King"), sub-adviser to the Equity-Income Portfolio, is a registered investment adviser providing investment management services. Luther King also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of Luther King, Emmett M. Murphy, Paul W. Greenwell, Robert
M. Holt, Jr., Scot C. Hollmann, David L. Dowler, David D. May, J. Patrick Clegg, Donald R. Andrews, Joan M. Maynard, Robert B. Crates, Scott M. Kleberg and Barbara S. Garcia, officers of Luther King, have no substantial business, profession, vocation or employment other than their positions with Luther King.

         Dean Investment Associates ("Dean Investment"), a division of C.H. Dean and Associates, Inc., sub-adviser to the Tactical Asset Allocation Portfolio, is a registered investment adviser providing investment management services. Dean Investment became a registered investment adviser on March 11, 1974. C.H. Dean and Associates, Inc. was incorporated as an Ohio corporation on March 28, 1975.


         Chauncey H. Dean is the Chairman and Chief Executive Officer; Dennis D. Dean is President; Frank H. Scott is Senior Vice President; John C. Riazzi is Vice President and Director of Consulting Services; Robert D. Dean is Vice President and Director of Research; Richard M. Luthman is Senior Vice President; Darrell N. Fulton is Vice President of Information Systems. The business address of each of the officers of Dean Investment is 2480 Kettering Tower, Dayton, OH 45423-2480.

         C.A.S.E. Management, Inc. ("C.A.S.E".), sub-adviser to the C.A.S.E. Portfolio, is a registered investment advisory firm and a wholly-owned subsidiary of C.A.S.E., Inc. C.A.S.E., Inc. is indirectly controlled by William Edward Lange, President and Chief Executive Officer of C.A.S.E. C.A.S.E. provides investment management services to financial institutions, high net worth individuals, and other professional money managers.


         William E. Lange is the President, Chief Executive Officer and Founder; John E.D. de la V. Browne, Senior Vice President; Robert G. Errigo, Executive Vice President; John Gordon, Senior Vice President; Bruce H. Jordan, Senior Vice President; and James M. LaBonte, Chief Operating Officer. Officers of C.A.S.E. have no other business, professions, vocations or employments of a substantial nature. The business address of each of the officers is 2255 Glades Road, Suite 221-A, Boca Raton, FL 33431.

ITEM 29  PRINCIPAL UNDERWRITER

InterSecurities, Inc.

         (a) The Registrant has entered into an Underwriting Agreement with InterSecurities, Inc. ("ISI"), whose address is P.O. Box 9053, Clearwater, FL 34618-9053, to act as the principal underwriter of Fund shares. ISI also serves as the principal underwriter to IDEX Fund and IDEX Fund 3, each a registered investment company within the Fund complex.

         (b)      Directors and Officers of Principal Underwriter

NAME                  POSITIONS AND OFFICES WITH UNDERWRITER             POSITIONS AND OFFICES WITH REGISTRANT
----                  --------------------------------------             -------------------------------------
John R. Kenney               Chairman and Director                           Chairman and Trustee

G. John Hurley               President, Chief Executive Officer              President, Chief Executive
                             and Director                                    Officer and Trustee

J. Will Paull                Director                                        N/A

William H. Geiger            Director and Secretary                          Vice President and Assistant
                                                                             Secretary

Thomas R. Moriarty           Senior Vice President                           Senior Vice President

Donald L. Cudney             Senior Vice President                           N/A


Becky A. Ferrell             Assistant Vice President, Counsel               Vice President, Counsel
                             and Assistant Secretary                         and Secretary


Richard B. Franz II          Treasurer                                       Treasurer

Christopher G. Roetzer       Assistant Vice President                        Assistant Vice President and
                                                                             Principal Accounting Officer

Cynthia L. Remley            Vice President, Counsel and                     N/A
                             Assistant Secretary

Terry L. Garvin              Vice President                                  N/A

Gordon E. Hippner            Vice President                                  N/A

                                        9




Gerard P. Kirk               Vice President                                  N/A

Leslie E. Martin, III        Vice President                                  Vice President

Stanley R. Orr               Vice President                                  N/A

William G. Cummings          Vice President                                  N/A

Pamela C. Dils               Assistant Vice President and                    N/A
                             Assistant Secretary

Kristy L. Dowd               Assistant Vice President                        N/A

Diane Rogers                 Assistant Vice President                        N/A

Sammie Jo McClintick         Assistant Vice President                        N/A

Ronald J. Klimas             Assistant Vice President                        N/A

Russell W. Crooks            Assistant Vice President                        N/A

Greg Limardi                 Assistant Vice President                        N/A

Laura Schneider              Assistant Secretary                             N/A

Stuart Walsky                Assistant Vice President                        N/A

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's transfer agent, Idex Investor Services, Inc., P. O. Box 9015, Clearwater, FL 34618-9015.

         (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 201 Highland Avenue, Largo, FL, 34640 or 33 N. Garden Avenue, Suites 1000 & 1100, Clearwater, FL 34615, and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105.

ITEM 31  MANAGEMENT SERVICES

         The Registrant has no management-related service contract which is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by Idex Management, Inc., Janus Capital Corporation, InterSecurities, Inc., AEGON USA Management, Inc., Fred Alger Management, Inc., Luther King Capital Management Corporation, Dean Investment Associates and C.A.S.E. Management, Inc. pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Agreements, the Administrative Services Agreements and the Underwriting Agreement.

ITEM 32  UNDERTAKINGS

         (a)      Not applicable

         (b) Registrant hereby undertakes to file a Post-Effective Amendment including the financial statements of IDEX II C.A.S.E. Portfolio, which need not be certified, within four to six months after the effective date of this Post-Effective Amendment to the Registration Statement.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Largo and State of Florida, on the 30th day of January, 1996.


                                   IDEX II Series Fund

                                   By: /s/ G. JOHN HURLEY
                                       -----------------------------------------
                                           G. John Hurley
                                           President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ JOHN R. KENNEY               Chairman and Trustee           January 30, 1996
----------------------------
John R. Kenney

/s/ G. JOHN HURLEY               President and Trustee          January 30, 1996
----------------------------     (Principal Executive Officer)
G. John Hurley

/s/ RICHARD B. FRANZ II          Treasurer                      January 30, 1996
----------------------------
Richard B. Franz II

/s/ CHRISTOPHER G. ROETZER       Assistant Vice President and   January 30, 1996
----------------------------     Principal Accounting Officer
Christopher G. Roetzer

/s/ PETER R. BROWN *             Trustee                        January 30, 1996
----------------------------
Peter R. Brown *

/s/ JAMES L. CHURCHILL *         Trustee                        January 30, 1996
----------------------------
James L. Churchill *

/s/ CHARLES C. HARRIS *          Trustee                        January 30, 1996
----------------------------
Charles C. Harris

/s/ WILLIAM W. SHORT, JR. *      Trustee                        January 30, 1996
----------------------------
William W. Short, Jr. *

/s/ JACK E. ZIMMERMAN *          Trustee                        January 30, 1996
----------------------------
Jack E. Zimmerman *


/s/ G. JOHN HURLEY
----------------------------
*Signed by G. John Hurley
 Attorney in Fact